UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Annual Report

July 31, 2021

One Choice® Blend+ 2015 Portfolio	One Choice® Blend+ 2045 Portfolio
Investor Class (AAAFX)	Investor Class (AADHX)
I Class (AAAHX)	I Class (AADJX)
A Class (AAAJX)	A Class (AADKX)
R Class (AAAKX)	R Class (AADLX)
R6 Class (AAALX)	R6 Class (AADMX)
One Choice® Blend+ 2020 Portfolio	One Choice® Blend+ 2050 Portfolio
Investor Class (AAAMX)	Investor Class (AADNX)
I Class (AAAOX)	I Class (AADOX)
A Class (AABEX)	A Class (AADPX)
R Class (AABGX)	R Class (AADQX)
R6 Class (AABHX)	R6 Class (AADUX)
One Choice® Blend+ 2025 Portfolio	One Choice® Blend+ 2055 Portfolio
Investor Class (AABJX)	Investor Class (AADVX)
I Class (AABKX)	I Class (AADWX)
A Class (AABQX)	A Class (AADZX)
R Class (AABRX)	R Class (AAEDX)
R6 Class (AABVX)	R6 Class (AAEEX)
One Choice® Blend+ 2030 Portfolio	One Choice® Blend+ 2060 Portfolio
Investor Class (AABWX)	Investor Class (AAEFX)
I Class (AAEWX)	I Class (AAEGX)
A Class (AABZX)	A Class (AAEHX)
R Class (AACHX)	R Class (AAEIX)
R6 Class (AACJX)	R6 Class (AAEJX)
One Choice® Blend+ 2035 Portfolio	One Choice® Blend+ 2065 Portfolio
Investor Class (AACKX)	Investor Class (AAEKX)
I Class (AACLX)	I Class (AAELX)
A Class (AACMX)	A Class (AAEOX)
R Class (AACPX)	R Class (AAEUX)
R6 Class (AACQX)	R6 Class (AAEVX)
One Choice® Blend+ 2040 Portfolio
Investor Class (AACSX)
I Class (AACUX)
A Class (AACVX)
R Class (AACWX)
R6 Class (AACZX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the nearly five-month period ended July 31, 2021. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.
Stocks, Bonds Delivered Gains

Global equities and other risk-on assets rallied for the period, benefiting from economic and earnings gains and ongoing central bank and federal government support. These influences helped sustain investor confidence despite ongoing challenges from COVID-19 and the inconsistent lifting of virus-related restrictions.

In general, data on U.S. manufacturing, employment, housing and corporate earnings remained upbeat. Additionally, COVID-19 vaccine availability also helped promote investor optimism. Outside the U.S., economies recovered but at a slower pace. Virus outbreaks and slower vaccine rollouts led to lingering lockdowns in some regions.

Against this backdrop, inflation rose, but central banks remained supportive. In the U.S., where annual inflation soared to a 13-year high, the Federal Reserve (Fed) insisted temporary supply chain disruptions and other transient factors were at play. The Fed left interest rates unchanged but hinted it may start hiking rates in 2023, sooner than its previous timetable of 2024.

Despite ongoing pandemic-related challenges, including the emergence of the delta variant of COVID-19, most risk assets remained in favor. Global stocks broadly delivered stellar returns, and the U.S. generally outperformed other developed markets and emerging markets. U.S. growth stocks generally outperformed value stocks, while large caps significantly outpaced small caps. U.S. Treasury yields generally declined, and the broad U.S. bond market advanced and outperformed global bonds.
Several Influences Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to the spread of the delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Performance

Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice Blend+ 2015 Portfolio
Investor Class	AAAFX	5.10%	3/10/21
S&P Target Date To 2015 Index	—	4.80%	—
I Class	AAAHX	5.10%	3/10/21
A Class	AAAJX		3/10/21
No sales charge		4.90%
With sales charge		-1.13%
R Class	AAAKX	4.80%	3/10/21
R6 Class	AAALX	5.20%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice Blend+ 2020 Portfolio
Investor Class	AAAMX	5.20%	3/10/21
S&P Target Date To 2020 Index	—	4.60%	—
I Class	AAAOX	5.30%	3/10/21
A Class	AABEX		3/10/21
No sales charge		5.10%
With sales charge		-0.94%
R Class	AABGX	5.00%	3/10/21
R6 Class	AABHX	5.40%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice Blend+ 2025 Portfolio
Investor Class	AABJX	5.50%	3/10/21
S&P Target Date To 2025 Index	—	5.32%	—
I Class	AABKX	5.60%	3/10/21
A Class	AABQX		3/10/21
No sales charge		5.40%
With sales charge		-0.66%
R Class	AABRX	5.30%	3/10/21
R6 Class	AABVX	5.70%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice Blend+ 2030 Portfolio
Investor Class	AABWX	5.80%	3/10/21
S&P Target Date To 2030 Index	—	6.00%	—
I Class	AAEWX	5.90%	3/10/21
A Class	AABZX		3/10/21
No sales charge		5.70%
With sales charge		-0.38%
R Class	AACHX	5.60%	3/10/21
R6 Class	AACJX	5.90%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice Blend+ 2035 Portfolio
Investor Class	AACKX	6.10%	3/10/21
S&P Target Date To 2035 Index	—	6.74%	—
I Class	AACLX	6.20%	3/10/21
A Class	AACMX		3/10/21
No sales charge		6.00%
With sales charge		-0.09%
R Class	AACPX	5.90%	3/10/21
R6 Class	AACQX	6.20%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice Blend+ 2040 Portfolio
Investor Class	AACSX	6.50%	3/10/21
S&P Target Date To 2040 Index	—	7.10%	—
I Class	AACUX	6.60%	3/10/21
A Class	AACVX		3/10/21
No sales charge		6.40%
With sales charge		0.28%
R Class	AACWX	6.30%	3/10/21
R6 Class	AACZX	6.60%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice Blend+ 2045 Portfolio
Investor Class	AADHX	6.80%	3/10/21
S&P Target Date To 2045 Index	—	7.55%	—
I Class	AADJX	6.90%	3/10/21
A Class	AADKX		3/10/21
No sales charge		6.70%
With sales charge		0.57%
R Class	AADLX	6.60%	3/10/21
R6 Class	AADMX	7.00%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice Blend+ 2050 Portfolio
Investor Class	AADNX	7.10%	3/10/21
S&P Target Date To 2050 Index	—	7.64%	—
I Class	AADOX	7.20%	3/10/21
A Class	AADPX		3/10/21
No sales charge		7.00%
With sales charge		0.85%
R Class	AADQX	6.80%	3/10/21
R6 Class	AADUX	7.20%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice Blend+ 2055 Portfolio
Investor Class	AADVX	7.30%	3/10/21
S&P Target Date To 2055 Index	—	7.79%	—
I Class	AADWX	7.30%	3/10/21
A Class	AADZX		3/10/21
No sales charge		7.10%
With sales charge		0.94%
R Class	AAEDX	7.00%	3/10/21
R6 Class	AAEEX	7.40%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice Blend+ 2060 Portfolio
Investor Class	AAEFX	7.30%	3/10/21
S&P Target Date To 2060+ Index	—	7.77%	—
I Class	AAEGX	7.30%	3/10/21
A Class	AAEHX		3/10/21
No sales charge		7.10%
With sales charge		0.94%
R Class	AAEIX	7.00%	3/10/21
R6 Class	AAEJX	7.40%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice Blend+ 2065 Portfolio
Investor Class	AAEKX	7.90%	3/10/21
S&P Target Date To 2060+ Index	—	7.77%	—
I Class	AAELX	8.00%	3/10/21
A Class	AAEOX		3/10/21
No sales charge		7.80%
With sales charge		1.60%
R Class	AAEUX	7.70%	3/10/21
R6 Class	AAEVX	8.00%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Total Annual Fund Operating Expenses
	Investor Class	I Class	A Class	R Class	R6 Class
One Choice Blend+ 2015 Portfolio	0.60%	0.40%	0.85%	1.10%	0.25%
One Choice Blend+ 2020 Portfolio	0.59%	0.39%	0.84%	1.09%	0.24%
One Choice Blend+ 2025 Portfolio	0.59%	0.39%	0.84%	1.09%	0.24%
One Choice Blend+ 2030 Portfolio	0.59%	0.39%	0.84%	1.09%	0.24%
One Choice Blend+ 2035 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2040 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2045 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2050 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2055 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2060 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2065 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
The total annual fund operating expenses shown is as stated in the fund's prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Portfolio Commentary

Portfolio Managers: Rich Weiss, Scott Wilson, Radu Gabudean, Vidya Rajappa and John Donner

Performance Summary

Each of the One Choice® Blend+ Portfolios produced positive returns from March 10, 2021 (fund inception), through July 31, 2021, ranging from 5.10%* for the One Choice Blend+ 2015 Portfolio to 7.90% for the One Choice Blend+ 2065 Portfolio. (See pages 3-13 for more detailed performance information.)

The brief reporting period was marked by stocks and bonds rallying together, with many equity indices touching record highs. Equity investors generally looked ahead to a strong profit recovery, while bond investors’ inflation concerns eased amid a more modest economic rebound. For the abbreviated period, U.S. equity markets performed very well, led by large-cap, growth-oriented investments. In non-U.S. equity markets, developed markets equity indices recovered to record highs, while emerging markets indices gave back recent gains. In fixed-income markets, the rally in bonds meant that both government and higher-yielding corporate bonds generally produced positive returns.

Performance of the One Choice Blend+ Portfolios varied compared with their respective S&P Target Date To benchmark indices. 2015, 2020, 2025 and 2065 Portfolios outperformed largely because of their asset mix and greater exposure to equities than their benchmarks. However, most longer-dated Portfolios generally underperformed because of lower allocations to equities.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Global financial markets produced positive results as the economy continued to recover from the initial effects of the pandemic. Nevertheless, the virus remained an ongoing concern in many geographies, imposing significant social and economic costs. To ensure the recovery amid these ongoing challenges, central banks around the world generally maintained accommodative monetary policies, while governments also pursued stimulative fiscal policies. In that environment, developed markets generally performed best, benefiting from greater access to vaccines and producing strong corporate profit recoveries. Emerging markets, in contrast, performed comparatively poorly amid ongoing challenges with the virus. Add it all up, and for the abbreviated period, growth stocks generally outperformed value, and large-cap stocks led both mid- and small-cap stocks.

In U.S. equities markets, strong economic growth and earnings bolstered performance, though concerns around Congress’ and the White House’s inability to reach an agreement on fiscal priorities led to market volatility. Economic data were not universally positive, however. Supply chain constraints, rising input prices and strong consumer demand drove inflation sharply higher. A slight acceleration in the Federal Reserve’s (Fed’s) potential rate-hike timetable contributed to market volatility late in the reporting period, though performance overall remained quite strong.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See pages 3-13 for returns for all share classes.
15

In the global bond market, returns were generally positive across sectors and geographies despite conflicting concerns about growth and inflation. For example, U.S. government bond returns were positive, but so too were those of inflation-indexed securities and corporate bonds. In part, this performance reflects the rally in Treasury bonds after yields reached the highest level in more than a year in late March 2021. On the one hand, uncertainty about the health of the job market and a resurgent virus led to sustained demand for Treasuries. On the other hand, worries about inflation and a strong corporate profit recovery helped performance for both inflation-indexed and corporate bonds. Outside the U.S., returns were generally positive as yields fell amid fears of another dramatic economic slowdown resulting from the spread of the delta variant of COVID-19. In that environment, central banks around the globe generally left accommodative monetary policies in place to ensure an economic recovery, further suppressing bond yields.

Portfolio Information

Each One Choice Blend+ Portfolio is a fund of funds that invests in American Century Investments mutual funds and ETFs and Avantis Investors mutual funds to achieve its investment objective and target asset allocation. The Schedules of Investments within this report provide underlying fund allocations for each Portfolio. A Portfolio’s target date is the approximate year when investors plan to retire and likely would stop making new investments in the fund. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-date Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and money market funds until reaching the glide path landing point when its target asset mix becomes fixed.

Dynamic Risk Management Process

Our dynamic risk management process is designed to improve retirement outcomes for more participants by managing risks in the glide path based on our assessment of the environment for market returns and volatility. This unique, asymmetric approach seeks to reduce longevity risk in early and midcareer with the goal of reducing exposure to market volatility in late career/in retirement stage.

In our view, market risks remain despite the ongoing economic recovery. Volatility could spike if investors’ assumptions about inflation, interest rates and corporate earnings disappoint. For example, we agree with the Fed’s view that much of the upward pressure on inflation is transitory due to higher demand and disrupted supply chains coming out of the pandemic. But there’s a clear risk to markets if inflation runs higher or longer than investors currently expect. In addition, we’re somewhat cautious because of concerns about potential market volatility with stocks at record highs at a time when the economy has yet to fully move beyond the effects of the pandemic. Add it all up, and we maintain a slight underweight to equities for the most risk-averse investors, such as those who are nearing retirement.

The effect of the dynamic adjustment is greatest in 2015 to 2025 Portfolios, bringing them to 2%-3% underweight to equities relative to their neutral allocations. The effect diminishes for the further-from-retirement vintages down to about 0.1% for 2045. There is no effect on the 2050 to 2065 vintages.

16

Portfolio Characteristics

Portfolio Composition as a % of net assets as of July 31, 2021
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Domestic Fixed Income Funds	48.2%	75.0%	40.5%	33.5%
Domestic Equity Funds	28.3%	48.9%	33.5%	38.7%
International Fixed Income Funds	13.5%	22.1%	12.7%	11.3%
International Equity Funds	10.0%	18.0%	13.3%	16.5%
Other Assets and Liabilities	—(1)	(64.0)%	—(1)	—(1)

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Domestic Fixed Income Funds	26.6%	20.4%	14.5%	10.5%
Domestic Equity Funds	43.9%	49.4%	54.7%	56.0%
International Fixed Income Funds	9.7%	7.6%	5.5%	3.9%
International Equity Funds	19.8%	22.6%	25.3%	25.7%
Other Assets and Liabilities	—(1)	—(1)	—(1)	3.9%

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Domestic Fixed Income Funds	8.1%	7.3%	7.3%
Domestic Equity Funds	60.9%	61.7%	61.7%
International Fixed Income Funds	3.0%	2.8%	2.7%
International Equity Funds	28.0%	28.2%	28.3%
Other Assets and Liabilities	—(1)	—(1)	—(1)
(1)Category is less than 0.05% of total net assets.
17

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period(1) 2/1/21 - 7/31/21	Annualized Expense Ratio(1)
One Choice Blend+ 2015 Portfolio
Actual
Investor Class	$1,000	$1,051.00	$2.27(2)	0.56%
I Class	$1,000	$1,051.00	$1.46(2)	0.36%
A Class	$1,000	$1,049.00	$3.27(2)	0.81%
R Class	$1,000	$1,048.00	$4.28(2)	1.06%
R6 Class	$1,000	$1,052.00	$0.85(2)	0.21%
Hypothetical
Investor Class	$1,000	$1,022.02	$2.81	0.56%
I Class	$1,000	$1,023.01	$1.81	0.36%
A Class	$1,000	$1,020.78	$4.06	0.81%
R Class	$1,000	$1,019.54	$5.31	1.06%
R6 Class	$1,000	$1,023.75	$1.05	0.21%
One Choice Blend+ 2020 Portfolio
Actual
Investor Class	$1,000	$1,052.00	$2.31(2)	0.57%
I Class	$1,000	$1,053.00	$1.50(2)	0.37%
A Class	$1,000	$1,051.00	$3.32(2)	0.82%
R Class	$1,000	$1,050.00	$4.33(2)	1.07%
R6 Class	$1,000	$1,054.00	$0.89(2)	0.22%
Hypothetical
Investor Class	$1,000	$1,021.97	$2.86	0.57%
I Class	$1,000	$1,022.96	$1.86	0.37%
A Class	$1,000	$1,020.73	$4.11	0.82%
R Class	$1,000	$1,019.49	$5.36	1.07%
R6 Class	$1,000	$1,023.70	$1.10	0.22%
One Choice Blend+ 2025 Portfolio
Actual
Investor Class	$1,000	$1,055.00	$2.31(2)	0.57%
I Class	$1,000	$1,056.00	$1.50(2)	0.37%
A Class	$1,000	$1,054.00	$3.32(2)	0.82%
R Class	$1,000	$1,053.00	$4.33(2)	1.07%
R6 Class	$1,000	$1,057.00	$0.89(2)	0.22%
Hypothetical
Investor Class	$1,000	$1,021.97	$2.86	0.57%
I Class	$1,000	$1,022.96	$1.86	0.37%
A Class	$1,000	$1,020.73	$4.11	0.82%
R Class	$1,000	$1,019.49	$5.36	1.07%
R6 Class	$1,000	$1,023.70	$1.10	0.22%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 144, the number of days in the period from March 10, 2021 (fund inception) through July 31, 2021, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

19

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period(1) 2/1/21 - 7/31/21	Annualized Expense Ratio(1)
One Choice Blend+ 2030 Portfolio
Actual
Investor Class	$1,000	$1,058.00	$2.31(2)	0.57%
I Class	$1,000	$1,059.00	$1.50(2)	0.37%
A Class	$1,000	$1,057.00	$3.33(2)	0.82%
R Class	$1,000	$1,056.00	$4.34(2)	1.07%
R6 Class	$1,000	$1,059.00	$0.89(2)	0.22%
Hypothetical
Investor Class	$1,000	$1,021.97	$2.86	0.57%
I Class	$1,000	$1,022.96	$1.86	0.37%
A Class	$1,000	$1,020.73	$4.11	0.82%
R Class	$1,000	$1,019.49	$5.36	1.07%
R6 Class	$1,000	$1,023.70	$1.10	0.22%
One Choice Blend+ 2035 Portfolio
Actual
Investor Class	$1,000	$1,061.00	$2.36(2)	0.58%
I Class	$1,000	$1,062.00	$1.55(2)	0.38%
A Class	$1,000	$1,060.00	$3.37(2)	0.83%
R Class	$1,000	$1,059.00	$4.39(2)	1.08%
R6 Class	$1,000	$1,062.00	$0.94(2)	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2040 Portfolio
Actual
Investor Class	$1,000	$1,065.00	$2.36(2)	0.58%
I Class	$1,000	$1,066.00	$1.55(2)	0.38%
A Class	$1,000	$1,064.00	$3.38(2)	0.83%
R Class	$1,000	$1,063.00	$4.40(2)	1.08%
R6 Class	$1,000	$1,066.00	$0.94(2)	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 144, the number of days in the period from March 10, 2021 (fund inception) through July 31, 2021, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

20

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period(1) 2/1/21 - 7/31/21	Annualized Expense Ratio(1)
One Choice Blend+ 2045 Portfolio
Actual
Investor Class	$1,000	$1,068.00	$2.37(2)	0.58%
I Class	$1,000	$1,069.00	$1.55(2)	0.38%
A Class	$1,000	$1,067.00	$3.38(2)	0.83%
R Class	$1,000	$1,066.00	$4.40(2)	1.08%
R6 Class	$1,000	$1,070.00	$0.94(2)	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2050 Portfolio
Actual
Investor Class	$1,000	$1,071.00	$2.37(2)	0.58%
I Class	$1,000	$1,072.00	$1.55(2)	0.38%
A Class	$1,000	$1,070.00	$3.39(2)	0.83%
R Class	$1,000	$1,068.00	$4.41(2)	1.08%
R6 Class	$1,000	$1,072.00	$0.94(2)	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2055 Portfolio
Actual
Investor Class	$1,000	$1,073.00	$2.37(2)	0.58%
I Class	$1,000	$1,073.00	$1.55(2)	0.38%
A Class	$1,000	$1,071.00	$3.39(2)	0.83%
R Class	$1,000	$1,070.00	$4.41(2)	1.08%
R6 Class	$1,000	$1,074.00	$0.94(2)	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 144, the number of days in the period from March 10, 2021 (fund inception) through July 31, 2021, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

21

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period(1) 2/1/21 - 7/31/21	Annualized Expense Ratio(1)
One Choice Blend+ 2060 Portfolio
Actual
Investor Class	$1,000	$1,073.00	$2.37(2)	0.58%
I Class	$1,000	$1,073.00	$1.55(2)	0.38%
A Class	$1,000	$1,071.00	$3.39(2)	0.83%
R Class	$1,000	$1,070.00	$4.41(2)	1.08%
R6 Class	$1,000	$1,074.00	$0.94(2)	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2065 Portfolio
Actual
Investor Class	$1,000	$1,079.00	$2.38(2)	0.58%
I Class	$1,000	$1,080.00	$1.56(2)	0.38%
A Class	$1,000	$1,078.00	$3.40(2)	0.83%
R Class	$1,000	$1,077.00	$4.42(2)	1.08%
R6 Class	$1,000	$1,080.00	$0.94(2)	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 144, the number of days in the period from March 10, 2021 (fund inception) through July 31, 2021, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
22

Schedules of Investments

JULY 31, 2021

One Choice Blend+ 2015 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 48.2%
Avantis Core Fixed Income Fund G Class	4,671	$47,313
Avantis Short-Term Fixed Income Fund G Class	1,071	10,716
Inflation-Adjusted Bond Fund G Class	662	8,661
NT High Income Fund G Class	637	6,419
Short Duration Inflation Protection Bond Fund G Class	960	10,778
		83,887
Domestic Equity Funds — 28.3%
American Century Low Volatility ETF	180	8,337
Avantis U.S. Equity Fund G Class	971	14,124
Avantis U.S. Small Cap Value Fund G Class	98	1,455
Focused Dynamic Growth Fund G Class	149	9,234
NT Focused Large Cap Value Fund G Class	837	11,131
NT Heritage Fund G Class	44	778
NT Mid Cap Value Fund G Class	185	2,753
Small Cap Growth Fund G Class	53	1,471
		49,283
International Fixed Income Funds — 13.5%
Emerging Markets Debt Fund G Class	201	2,129
Global Bond Fund G Class	2,014	21,487
		23,616
International Equity Funds — 10.0%
Avantis International Equity Fund G Class	589	7,265
Focused International Growth Fund G Class	186	3,916
Non-U.S. Intrinsic Value Fund G Class	441	4,528
NT Global Real Estate Fund G Class	125	1,646
		17,355
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $171,445)		174,141
OTHER ASSETS AND LIABILITIES†		18
TOTAL NET ASSETS — 100.0%		$174,159

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
23

JULY 31, 2021

One Choice Blend+ 2020 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 164.0%
Domestic Fixed Income Funds — 75.0%
Avantis Core Fixed Income Fund G Class	2,501	$25,335
Avantis Short-Term Fixed Income Fund G Class	426	4,262
Inflation-Adjusted Bond Fund G Class	346	4,524
NT High Income Fund G Class	416	4,189
Short Duration Inflation Protection Bond Fund G Class	443	4,978
		43,288
Domestic Equity Funds — 48.9%
American Century Low Volatility ETF	84	3,890
Avantis U.S. Equity Fund G Class	579	8,412
Avantis U.S. Small Cap Value Fund G Class	56	833
Focused Dynamic Growth Fund G Class	89	5,551
NT Focused Large Cap Value Fund G Class	486	6,461
NT Heritage Fund G Class	37	657
NT Mid Cap Value Fund G Class	106	1,577
Small Cap Growth Fund G Class	30	851
		28,232
International Fixed Income Funds — 22.1%
Emerging Markets Debt Fund G Class	144	1,529
Global Bond Fund G Class	1,050	11,206
		12,735
International Equity Funds — 18.0%
Avantis Emerging Markets Equity Fund G Class	18	236
Avantis International Equity Fund G Class	333	4,109
Focused International Growth Fund G Class	106	2,230
Non-U.S. Intrinsic Value Fund G Class	245	2,517
NT Emerging Markets Fund G Class	12	181
NT Global Real Estate Fund G Class	76	1,001
NT International Small-Mid Cap Fund G Class	9	135
		10,409
TOTAL INVESTMENT SECURITIES — 164.0% (Cost $91,615)		94,664
OTHER ASSETS AND LIABILITIES — (64.0)%		(36,953)
TOTAL NET ASSETS — 100.0%		$57,711

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
24

JULY 31, 2021

One Choice Blend+ 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.5%
Avantis Core Fixed Income Fund G Class	40,865	$413,961
Avantis Short-Term Fixed Income Fund G Class	3,757	37,610
Inflation-Adjusted Bond Fund G Class	5,411	70,832
NT High Income Fund G Class	8,375	84,332
Short Duration Inflation Protection Bond Fund G Class	5,681	63,802
		670,537
Domestic Equity Funds — 33.5%
American Century Low Volatility ETF	1,136	52,614
Avantis U.S. Equity Fund G Class	12,081	175,653
Avantis U.S. Small Cap Value Fund G Class	1,157	17,173
Focused Dynamic Growth Fund G Class	1,836	113,996
NT Focused Large Cap Value Fund G Class	9,707	129,100
NT Heritage Fund G Class	1,031	18,111
NT Mid Cap Value Fund G Class	2,105	31,412
Small Cap Growth Fund G Class	608	17,011
		555,070
International Equity Funds — 13.3%
Avantis Emerging Markets Equity Fund G Class	869	11,407
Avantis International Equity Fund G Class	6,447	79,554
Focused International Growth Fund G Class	2,065	43,482
Non-U.S. Intrinsic Value Fund G Class	4,703	48,350
NT Emerging Markets Fund G Class	721	10,716
NT Global Real Estate Fund G Class	1,597	21,047
NT International Small-Mid Cap Fund G Class	407	6,350
		220,906
International Fixed Income Funds — 12.7%
Emerging Markets Debt Fund G Class	3,277	34,737
Global Bond Fund G Class	16,514	176,200
		210,937
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,622,435)		1,657,450
OTHER ASSETS AND LIABILITIES†		(27)
TOTAL NET ASSETS — 100.0%		$1,657,423

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
25

JULY 31, 2021

One Choice Blend+ 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.7%
American Century Low Volatility ETF	891	$41,266
Avantis U.S. Equity Fund G Class	17,986	261,512
Avantis U.S. Small Cap Value Fund G Class	1,645	24,408
Focused Dynamic Growth Fund G Class	2,757	171,168
NT Focused Large Cap Value Fund G Class	13,754	182,928
NT Heritage Fund G Class	1,954	34,338
NT Mid Cap Value Fund G Class	2,940	43,859
Small Cap Growth Fund G Class	880	24,627
		784,106
Domestic Fixed Income Funds — 33.5%
Avantis Core Fixed Income Fund G Class	44,781	453,635
Avantis Short-Term Fixed Income Fund G Class	1,895	18,973
Inflation-Adjusted Bond Fund G Class	4,818	63,065
NT High Income Fund G Class	10,310	103,822
Short Duration Inflation Protection Bond Fund G Class	3,527	39,607
		679,102
International Equity Funds — 16.5%
Avantis Emerging Markets Equity Fund G Class	1,908	25,027
Avantis International Equity Fund G Class	8,880	109,573
Focused International Growth Fund G Class	2,878	60,612
Non-U.S. Intrinsic Value Fund G Class	6,245	64,196
NT Emerging Markets Fund G Class	1,934	28,758
NT Global Real Estate Fund G Class	2,389	31,486
NT International Small-Mid Cap Fund G Class	966	15,067
		334,719
International Fixed Income Funds — 11.3%
Emerging Markets Debt Fund G Class	4,543	48,154
Global Bond Fund G Class	17,027	181,678
		229,832
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,974,423)		2,027,759
OTHER ASSETS AND LIABILITIES†		(34)
TOTAL NET ASSETS — 100.0%		$2,027,725

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
26

JULY 31, 2021

One Choice Blend+ 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.9%
American Century Low Volatility ETF	188	$8,707
Avantis U.S. Equity Fund G Class	17,778	258,492
Avantis U.S. Small Cap Value Fund G Class	1,570	23,303
Focused Dynamic Growth Fund G Class	2,731	169,569
NT Focused Large Cap Value Fund G Class	13,034	173,346
NT Heritage Fund G Class	2,244	39,434
NT Mid Cap Value Fund G Class	2,783	41,521
Small Cap Growth Fund G Class	838	23,443
		737,815
Domestic Fixed Income Funds — 26.6%
Avantis Core Fixed Income Fund G Class	31,940	323,555
Avantis Short-Term Fixed Income Fund G Class	303	3,035
Inflation-Adjusted Bond Fund G Class	2,538	33,226
NT High Income Fund G Class	7,950	80,058
Short Duration Inflation Protection Bond Fund G Class	556	6,240
		446,114
International Equity Funds — 19.8%
Avantis Emerging Markets Equity Fund G Class	2,314	30,366
Avantis International Equity Fund G Class	7,906	97,563
Focused International Growth Fund G Class	2,586	54,465
Non-U.S. Intrinsic Value Fund G Class	5,366	55,159
NT Emerging Markets Fund G Class	2,859	42,518
NT Global Real Estate Fund G Class	2,420	31,900
NT International Small-Mid Cap Fund G Class	1,287	20,059
		332,030
International Fixed Income Funds — 9.7%
Emerging Markets Debt Fund G Class	3,943	41,798
Global Bond Fund G Class	11,415	121,800
		163,598
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,633,684)		1,679,557
OTHER ASSETS AND LIABILITIES†		186
TOTAL NET ASSETS — 100.0%		$1,679,743

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
27

JULY 31, 2021

One Choice Blend+ 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.4%
Avantis U.S. Equity Fund G Class	10,097	$146,805
Avantis U.S. Small Cap Value Fund G Class	878	13,025
Focused Dynamic Growth Fund G Class	1,561	96,915
NT Focused Large Cap Value Fund G Class	7,288	96,936
NT Heritage Fund G Class	1,357	23,834
NT Mid Cap Value Fund G Class	1,552	23,154
Small Cap Growth Fund G Class	475	13,283
		413,952
International Equity Funds — 22.6%
Avantis Emerging Markets Equity Fund G Class	1,358	17,811
Avantis International Equity Fund G Class	4,398	54,274
Focused International Growth Fund G Class	1,422	29,950
Non-U.S. Intrinsic Value Fund G Class	2,897	29,779
NT Emerging Markets Fund G Class	1,797	26,728
NT Global Real Estate Fund G Class	1,379	18,178
NT International Small-Mid Cap Fund G Class	804	12,528
		189,248
Domestic Fixed Income Funds — 20.4%
Avantis Core Fixed Income Fund G Class	12,585	127,483
Inflation-Adjusted Bond Fund G Class	903	11,818
NT High Income Fund G Class	3,184	32,063
		171,364
International Fixed Income Funds — 7.6%
Emerging Markets Debt Fund G Class	1,619	17,157
Global Bond Fund G Class	4,406	47,014
		64,171
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $809,715)		838,735
OTHER ASSETS AND LIABILITIES†		(14)
TOTAL NET ASSETS — 100.0%		$838,721

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
28

JULY 31, 2021

One Choice Blend+ 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.7%
Avantis U.S. Equity Fund G Class	6,174	$89,773
Avantis U.S. Small Cap Value Fund G Class	548	8,133
Focused Dynamic Growth Fund G Class	949	58,902
NT Focused Large Cap Value Fund G Class	4,456	59,266
NT Heritage Fund G Class	820	14,403
NT Mid Cap Value Fund G Class	953	14,215
Small Cap Growth Fund G Class	293	8,195
		252,887
International Equity Funds — 25.3%
Avantis Emerging Markets Equity Fund G Class	855	11,224
Avantis International Equity Fund G Class	2,687	33,153
Focused International Growth Fund G Class	886	18,669
Non-U.S. Intrinsic Value Fund G Class	1,802	18,522
NT Emerging Markets Fund G Class	1,133	16,850
NT Global Real Estate Fund G Class	838	11,039
NT International Small-Mid Cap Fund G Class	492	7,667
		117,124
Domestic Fixed Income Funds — 14.5%
Avantis Core Fixed Income Fund G Class	4,923	49,873
Inflation-Adjusted Bond Fund G Class	352	4,612
NT High Income Fund G Class	1,257	12,653
		67,138
International Fixed Income Funds — 5.5%
Emerging Markets Debt Fund G Class	639	6,776
Global Bond Fund G Class	1,730	18,464
		25,240
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $453,285)		462,389
OTHER ASSETS AND LIABILITIES†		(103)
TOTAL NET ASSETS — 100.0%		$462,286

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
29

JULY 31, 2021

One Choice Blend+ 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 96.1%
Domestic Equity Funds — 56.0%
Avantis U.S. Equity Fund G Class	12,888	$187,385
Avantis U.S. Small Cap Value Fund G Class	1,134	16,834
Focused Dynamic Growth Fund G Class	1,983	123,098
NT Focused Large Cap Value Fund G Class	9,333	124,132
NT Heritage Fund G Class	1,697	29,818
NT Mid Cap Value Fund G Class	1,995	29,770
Small Cap Growth Fund G Class	605	16,941
		527,978
International Equity Funds — 25.7%
Avantis Emerging Markets Equity Fund G Class	1,750	22,958
Avantis International Equity Fund G Class	5,578	68,831
Focused International Growth Fund G Class	1,824	38,414
Non-U.S. Intrinsic Value Fund G Class	3,726	38,307
NT Emerging Markets Fund G Class	2,308	34,313
NT Global Real Estate Fund G Class	1,764	23,245
NT International Small-Mid Cap Fund G Class	1,007	15,700
		241,768
Domestic Fixed Income Funds — 10.5%
Avantis Core Fixed Income Fund G Class	7,247	73,415
Inflation-Adjusted Bond Fund G Class	515	6,740
NT High Income Fund G Class	1,835	18,476
		98,631
International Fixed Income Funds — 3.9%
Emerging Markets Debt Fund G Class	936	9,921
Global Bond Fund G Class	2,536	27,057
		36,978
TOTAL INVESTMENT SECURITIES — 96.1% (Cost $877,476)		905,355
OTHER ASSETS AND LIABILITIES — 3.9%		36,925
TOTAL NET ASSETS — 100.0%		$942,280

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
30

JULY 31, 2021

One Choice Blend+ 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.9%
Avantis U.S. Equity Fund G Class	6,680	$97,123
Avantis U.S. Small Cap Value Fund G Class	595	8,828
Focused Dynamic Growth Fund G Class	1,023	63,539
NT Focused Large Cap Value Fund G Class	4,835	64,311
NT Heritage Fund G Class	877	15,415
NT Mid Cap Value Fund G Class	1,036	15,456
Small Cap Growth Fund G Class	313	8,767
		273,439
International Equity Funds — 28.0%
Avantis Emerging Markets Equity Fund G Class	912	11,965
Avantis International Equity Fund G Class	2,902	35,812
Focused International Growth Fund G Class	944	19,879
Non-U.S. Intrinsic Value Fund G Class	1,936	19,905
NT Emerging Markets Fund G Class	1,201	17,855
NT Global Real Estate Fund G Class	907	11,961
NT International Small-Mid Cap Fund G Class	529	8,246
		125,623
Domestic Fixed Income Funds — 8.1%
Avantis Core Fixed Income Fund G Class	2,657	26,916
Inflation-Adjusted Bond Fund G Class	192	2,515
NT High Income Fund G Class	679	6,835
		36,266
International Fixed Income Funds — 3.0%
Emerging Markets Debt Fund G Class	346	3,672
Global Bond Fund G Class	937	10,001
		13,673
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $435,886)		449,001
OTHER ASSETS AND LIABILITIES†		(8)
TOTAL NET ASSETS — 100.0%		$448,993

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
31

JULY 31, 2021

One Choice Blend+ 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.7%
Avantis U.S. Equity Fund G Class	5,135	$74,669
Avantis U.S. Small Cap Value Fund G Class	450	6,685
Focused Dynamic Growth Fund G Class	790	49,046
NT Focused Large Cap Value Fund G Class	3,720	49,470
NT Heritage Fund G Class	676	11,884
NT Mid Cap Value Fund G Class	795	11,866
Small Cap Growth Fund G Class	240	6,725
		210,345
International Equity Funds — 28.2%
Avantis Emerging Markets Equity Fund G Class	698	9,161
Avantis International Equity Fund G Class	2,224	27,439
Focused International Growth Fund G Class	726	15,294
Non-U.S. Intrinsic Value Fund G Class	1,484	15,255
NT Emerging Markets Fund G Class	920	13,679
NT Global Real Estate Fund G Class	703	9,271
NT International Small-Mid Cap Fund G Class	401	6,258
		96,357
Domestic Fixed Income Funds — 7.3%
Avantis Core Fixed Income Fund G Class	1,828	18,515
Inflation-Adjusted Bond Fund G Class	131	1,716
NT High Income Fund G Class	466	4,697
		24,928
International Fixed Income Funds — 2.8%
Emerging Markets Debt Fund G Class	239	2,537
Global Bond Fund G Class	643	6,863
		9,400
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $331,210)		341,030
OTHER ASSETS AND LIABILITIES†		(6)
TOTAL NET ASSETS — 100.0%		$341,024

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
32

JULY 31, 2021

One Choice Blend+ 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.7%
Avantis U.S. Equity Fund G Class	9,144	$132,953
Avantis U.S. Small Cap Value Fund G Class	817	12,124
Focused Dynamic Growth Fund G Class	1,404	87,145
NT Focused Large Cap Value Fund G Class	6,610	87,914
NT Heritage Fund G Class	1,220	21,438
NT Mid Cap Value Fund G Class	1,413	21,078
Small Cap Growth Fund G Class	431	12,067
		374,719
International Equity Funds — 28.3%
Avantis Emerging Markets Equity Fund G Class	1,234	16,193
Avantis International Equity Fund G Class	3,975	49,049
Focused International Growth Fund G Class	1,292	27,209
Non-U.S. Intrinsic Value Fund G Class	2,634	27,078
NT Emerging Markets Fund G Class	1,634	24,302
NT Global Real Estate Fund G Class	1,243	16,377
NT International Small-Mid Cap Fund G Class	731	11,388
		171,596
Domestic Fixed Income Funds — 7.3%
Avantis Core Fixed Income Fund G Class	3,241	32,830
Inflation-Adjusted Bond Fund G Class	226	2,959
NT High Income Fund G Class	818	8,237
		44,026
International Fixed Income Funds — 2.7%
Emerging Markets Debt Fund G Class	414	4,393
Global Bond Fund G Class	1,133	12,093
		16,486
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $588,194)		606,827
OTHER ASSETS AND LIABILITIES†		(10)
TOTAL NET ASSETS — 100.0%		$606,817

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
33

Statements of Assets and Liabilities

JULY 31, 2021
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $171,445 and $91,615, respectively)	$174,141	$94,664
Cash	63	29
Distributions receivable from affiliates	53	48
	174,257	94,741

Liabilities
Payable for investments purchased	53	49
Payable for capital shares redeemed	—	36,941
Accrued management fees	41	34
Distribution and service fees payable	4	6
	98	37,030

Net Assets	$174,159	$57,711

Net Assets Consist of:
Capital (par value and paid-in surplus)	$171,391	$53,679
Distributable earnings	2,768	4,032
	$174,159	$57,711

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2015 Portfolio
Investor Class, $0.01 Par Value	$153,153	14,576	$10.51
I Class, $0.01 Par Value	$5,257	500	$10.51
A Class, $0.01 Par Value	$5,247	500	$10.49*
R Class, $0.01 Par Value	$5,242	500	$10.48
R6 Class, $0.01 Par Value	$5,260	500	$10.52
One Choice Blend+ 2020 Portfolio
Investor Class, $0.01 Par Value	$15,438	1,460	$10.57
I Class, $0.01 Par Value	$10,579	1,000	$10.58
A Class, $0.01 Par Value	$10,559	1,000	$10.56*
R Class, $0.01 Par Value	$10,549	1,000	$10.55
R6 Class, $0.01 Par Value	$10,586	1,000	$10.59
*Maximum offering price $11.13 and $11.20 (net asset value divided by 0.9425) for One Choice Blend+ 2015 Portfolio and One Choice Blend+ 2020 Portfolio, respectively.

See Notes to Financial Statements.
34

JULY 31, 2021
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,622,435 and $1,974,423, respectively)	$1,657,450	$2,027,759
Cash	—	23
Receivable for investments sold	668	—
Receivable for capital shares sold	42	72,971
Distributions receivable from affiliates	948	1,208
	1,659,108	2,101,961

Liabilities
Payable for investments purchased	949	2,856
Payable for capital shares redeemed	—	70,402
Accrued management fees	729	973
Distribution and service fees payable	7	5
	1,685	74,236

Net Assets	$1,657,423	$2,027,725

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,614,066	$1,971,820
Distributable earnings	43,357	55,905
	$1,657,423	$2,027,725

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2025 Portfolio
Investor Class, $0.01 Par Value	$1,628,900	154,346	$10.55
I Class, $0.01 Par Value	$5,280	500	$10.56
A Class, $0.01 Par Value	$5,270	500	$10.54*
R Class, $0.01 Par Value	$12,690	1,205	$10.53
R6 Class, $0.01 Par Value	$5,283	500	$10.57
One Choice Blend+ 2030 Portfolio
Investor Class, $0.01 Par Value	$2,002,195	189,329	$10.58
I Class, $0.01 Par Value	$5,294	500	$10.59
A Class, $0.01 Par Value	$5,284	500	$10.57*
R Class, $0.01 Par Value	$9,655	914	$10.56
R6 Class, $0.01 Par Value	$5,297	500	$10.59
*Maximum offering price $11.18 and $11.21 (net asset value divided by 0.9425) for One Choice Blend+ 2025 Portfolio and One Choice Blend+ 2030 Portfolio, respectively.

See Notes to Financial Statements.
35

JULY 31, 2021
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,633,684 and $809,715, respectively)	$1,679,557	$838,735
Cash	100	—
Receivable for capital shares sold	41,000	1,625
Distributions receivable from affiliates	882	365
	1,721,539	840,725

Liabilities
Payable for investments purchased	41,004	1,584
Accrued management fees	783	406
Distribution and service fees payable	9	14
	41,796	2,004

Net Assets	$1,679,743	$838,721

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,631,505	$808,990
Distributable earnings	48,238	29,731
	$1,679,743	$838,721

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2035 Portfolio
Investor Class, $0.01 Par Value	$1,619,984	152,715	$10.61
I Class, $0.01 Par Value	$30,783	2,899	$10.62
A Class, $0.01 Par Value	$5,299	500	$10.60*
R Class, $0.01 Par Value	$18,365	1,735	$10.59
R6 Class, $0.01 Par Value	$5,312	500	$10.62
One Choice Blend+ 2040 Portfolio
Investor Class, $0.01 Par Value	$790,070	74,190	$10.65
I Class, $0.01 Par Value	$5,328	500	$10.66
A Class, $0.01 Par Value	$5,319	500	$10.64*
R Class, $0.01 Par Value	$32,672	3,075	$10.63
R6 Class, $0.01 Par Value	$5,332	500	$10.66
*Maximum offering price $11.25 and $11.29 (net asset value divided by 0.9425) for One Choice Blend+ 2035 Portfolio and One Choice Blend+ 2040 Portfolio, respectively.

See Notes to Financial Statements.
36

JULY 31, 2021
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $453,285 and $877,476, respectively)	$462,389	$905,355
Cash	—	12
Receivable for investments sold	—	28,402
Receivable for capital shares sold	89	38,965
Distributions receivable from affiliates	120	196
	462,598	972,930

Liabilities
Payable for investments purchased	120	196
Payable for capital shares redeemed	—	30,000
Accrued management fees	185	409
Distribution and service fees payable	7	45
	312	30,650

Net Assets	$462,286	$942,280

Net Assets Consist of:
Capital (par value and paid-in surplus)	$453,220	$914,812
Distributable earnings	9,066	27,468
	$462,286	$942,280

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2045 Portfolio
Investor Class, $0.01 Par Value	$430,903	40,331	$10.68
I Class, $0.01 Par Value	$5,345	500	$10.69
A Class, $0.01 Par Value	$5,335	500	$10.67*
R Class, $0.01 Par Value	$15,355	1,441	$10.66
R6 Class, $0.01 Par Value	$5,348	500	$10.70
One Choice Blend+ 2050 Portfolio
Investor Class, $0.01 Par Value	$821,581	76,766	$10.70
I Class, $0.01 Par Value	$5,358	500	$10.72
A Class, $0.01 Par Value	$5,348	500	$10.70*
R Class, $0.01 Par Value	$104,632	9,794	$10.68
R6 Class, $0.01 Par Value	$5,361	500	$10.72
*Maximum offering price $11.32 and $11.35 (net asset value divided by 0.9425) for One Choice Blend+ 2045 Portfolio and One Choice Blend+ 2050 Portfolio, respectively.

See Notes to Financial Statements.
37

JULY 31, 2021
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $435,886 and $331,210, respectively)	$449,001	$341,030
Cash	17	—
Receivable for capital shares sold	198	12,967
Distributions receivable from affiliates	77	50
	449,293	354,047

Liabilities
Payable for investments purchased	77	9,864
Payable for capital shares redeemed	—	3,000
Accrued management fees	214	154
Distribution and service fees payable	9	5
	300	13,023

Net Assets	$448,993	$341,024

Net Assets Consist of:
Capital (par value and paid-in surplus)	$436,004	$331,522
Distributable earnings	12,989	9,502
	$448,993	$341,024

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2055 Portfolio
Investor Class, $0.01 Par Value	$413,474	38,547	$10.73
I Class, $0.01 Par Value	$5,367	500	$10.73
A Class, $0.01 Par Value	$5,357	500	$10.71*
R Class, $0.01 Par Value	$19,425	1,815	$10.70
R6 Class, $0.01 Par Value	$5,370	500	$10.74
One Choice Blend+ 2060 Portfolio
Investor Class, $0.01 Par Value	$303,790	28,311	$10.73
I Class, $0.01 Par Value	$5,366	500	$10.73
A Class, $0.01 Par Value	$5,400	504	$10.71*
R Class, $0.01 Par Value	$21,098	1,972	$10.70
R6 Class, $0.01 Par Value	$5,370	500	$10.74
*Maximum offering price $11.36 and $11.36 (net asset value divided by 0.9425) for One Choice Blend+ 2055 Portfolio and One Choice Blend+ 2060 Portfolio, respectively.

See Notes to Financial Statements.
38

JULY 31, 2021
One Choice Blend+ 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $588,194)	$606,827
Cash	15
Receivable for capital shares sold	1,873
Distributions receivable from affiliates	92
608,807

Liabilities
Payable for investments purchased	1,681
Accrued management fees	287
Distribution and service fees payable	22
1,990

Net Assets	$606,817

Net Assets Consist of:
Capital (par value and paid-in surplus)	$589,279
Distributable earnings	17,538
$606,817

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2065 Portfolio
Investor Class, $0.01 Par Value	$541,456	50,184	$10.79
I Class, $0.01 Par Value	$5,398	500	$10.80
A Class, $0.01 Par Value	$5,388	500	$10.78*
R Class, $0.01 Par Value	$49,174	4,567	$10.77
R6 Class, $0.01 Par Value	$5,401	500	$10.80
*Maximum offering price $11.44 (net asset value divided by 0.9425) for One Choice Blend+ 2065 Portfolio.

See Notes to Financial Statements.
39

Statements of Operations

FOR THE PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2015 Portfolio(1)	One Choice Blend+ 2020 Portfolio(1)
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$165	$321

Expenses:
Management fees	79	132
Distribution and service fees:
A Class	5	10
R Class	10	20
Directors' fees and expenses	—	1
	94	163
Fees waived	(1)	(1)
	93	162

Net investment income (loss)	72	159

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on sales of investments in underlying funds	—	824
Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,696	3,049

Net realized and unrealized gain (loss) on affiliates	2,696	3,873

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,768	$4,032
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
40

FOR THE PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2025 Portfolio(1)	One Choice Blend+ 2030 Portfolio(1)
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$4,864	$5,935

Expenses:
Management fees	1,997	2,775
Distribution and service fees:
A Class	5	5
R Class	20	14
Directors' fees and expenses	8	9
	2,030	2,803
Fees waived	(31)	(27)
	1,999	2,776

Net investment income (loss)	2,865	3,159

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on sales of investments in underlying funds	5,477	(590)
Change in net unrealized appreciation (depreciation) on investments in underlying funds	35,015	53,336

Net realized and unrealized gain (loss) on affiliates	40,492	52,746

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,357	$55,905
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
41

FOR THE PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2035 Portfolio(1)	One Choice Blend+ 2040 Portfolio(1)
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$4,500	$2,090

Expenses:
Management fees	2,329	1,273
Distribution and service fees:
A Class	5	5
R Class	25	36
Directors' fees and expenses	8	5
	2,367	1,319
Fees waived	(6)	—
	2,361	1,319

Net investment income (loss)	2,139	771

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on sales of investments in underlying funds	226	(60)
Change in net unrealized appreciation (depreciation) on investments in underlying funds	45,873	29,020

Net realized and unrealized gain (loss) on affiliates	46,099	28,960

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,238	$29,731
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
42

FOR THE PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2045 Portfolio(1)	One Choice Blend+ 2050 Portfolio(1)
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$588	$1,422

Expenses:
Management fees	414	1,144
Distribution and service fees:
A Class	5	5
R Class	19	140
Directors' fees and expenses	1	4
	439	1,293

Net investment income (loss)	149	129

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on sales of investments in underlying funds	(187)	(540)
Change in net unrealized appreciation (depreciation) on investments in underlying funds	9,104	27,879

Net realized and unrealized gain (loss) on affiliates	8,917	27,339

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,066	$27,468
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
43

FOR THE PERIOD ENDED JULY 31, 2021
	One Choice Blend+ 2055 Portfolio(1)	One Choice Blend+ 2060 Portfolio(1)
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$734	$570

Expenses:
Management fees	599	422
Distribution and service fees:
A Class	5	5
R Class	22	12
Directors' fees and expenses	2	2
	628	441

Net investment income (loss)	106	129

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on sales of investments in underlying funds	(232)	(447)
Change in net unrealized appreciation (depreciation) on investments in underlying funds	13,115	9,820

Net realized and unrealized gain (loss) on affiliates	12,883	9,373

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,989	$9,502
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
44

FOR THE PERIOD ENDED JULY 31, 2021
One Choice Blend+ 2065 Portfolio(1)
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$1,023

Expenses:
Management fees	837
Distribution and service fees:
A Class	5
R Class	57
Directors' fees and expenses	3
902

Net investment income (loss)	121

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on sales of investments in underlying funds	(1,216)
Change in net unrealized appreciation (depreciation) on investments in underlying funds	18,633

Net realized and unrealized gain (loss) on affiliates	17,417

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,538
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
45

Statements of Changes in Net Assets

PERIOD ENDED JULY 31, 2021
Increase (Decrease) in Net Assets	One Choice Blend+ 2015 Portfolio(1)	One Choice Blend+ 2020 Portfolio(1)
Operations
Net investment income (loss)	$72	$159
Net realized gain (loss)	—	824
Change in net unrealized appreciation (depreciation)	2,696	3,049
Net increase (decrease) in net assets resulting from operations	2,768	4,032

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	171,391	53,679

Net increase (decrease) in net assets	174,159	57,711

Net Assets
End of period	$174,159	$57,711
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
46

PERIOD ENDED JULY 31, 2021
Increase (Decrease) in Net Assets	One Choice Blend+ 2025 Portfolio(1)	One Choice Blend+ 2030 Portfolio(1)
Operations
Net investment income (loss)	$2,865	$3,159
Net realized gain (loss)	5,477	(590)
Change in net unrealized appreciation (depreciation)	35,015	53,336
Net increase (decrease) in net assets resulting from operations	43,357	55,905

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,614,066	1,971,820

Net increase (decrease) in net assets	1,657,423	2,027,725

Net Assets
End of period	$1,657,423	$2,027,725
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
47

PERIOD ENDED JULY 31, 2021
Increase (Decrease) in Net Assets	One Choice Blend+ 2035 Portfolio(1)	One Choice Blend+ 2040 Portfolio(1)
Operations
Net investment income (loss)	$2,139	$771
Net realized gain (loss)	226	(60)
Change in net unrealized appreciation (depreciation)	45,873	29,020
Net increase (decrease) in net assets resulting from operations	48,238	29,731

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,631,505	808,990

Net increase (decrease) in net assets	1,679,743	838,721

Net Assets
End of period	$1,679,743	$838,721
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
48

PERIOD ENDED JULY 31, 2021
Increase (Decrease) in Net Assets	One Choice Blend+ 2045 Portfolio(1)	One Choice Blend+ 2050 Portfolio(1)
Operations
Net investment income (loss)	$149	$129
Net realized gain (loss)	(187)	(540)
Change in net unrealized appreciation (depreciation)	9,104	27,879
Net increase (decrease) in net assets resulting from operations	9,066	27,468

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	453,220	914,812

Net increase (decrease) in net assets	462,286	942,280

Net Assets
End of period	$462,286	$942,280
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
49

PERIOD ENDED JULY 31, 2021
Increase (Decrease) in Net Assets	One Choice Blend+ 2055 Portfolio(1)	One Choice Blend+ 2060 Portfolio(1)
Operations
Net investment income (loss)	$106	$129
Net realized gain (loss)	(232)	(447)
Change in net unrealized appreciation (depreciation)	13,115	9,820
Net increase (decrease) in net assets resulting from operations	12,989	9,502

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	436,004	331,522

Net increase (decrease) in net assets	448,993	341,024

Net Assets
End of period	$448,993	$341,024
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
50

PERIOD ENDED JULY 31, 2021
Increase (Decrease) in Net Assets	One Choice Blend+ 2065 Portfolio(1)
Operations
Net investment income (loss)	$121
Net realized gain (loss)	(1,216)
Change in net unrealized appreciation (depreciation)	18,633
Net increase (decrease) in net assets resulting from operations	17,538

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	589,279

Net increase (decrease) in net assets	606,817

Net Assets
End of period	$606,817
(1)March 10, 2021 (fund inception) through July 31, 2021.

See Notes to Financial Statements.
51

Notes to Financial Statements

JULY 31, 2021

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Blend+ 2015 Portfolio, One Choice Blend+ 2020 Portfolio, One Choice Blend+ 2025 Portfolio, One Choice Blend+ 2030 Portfolio, One Choice Blend+ 2035 Portfolio, One Choice Blend+ 2040 Portfolio, One Choice Blend+ 2045 Portfolio, One Choice Blend+ 2050 Portfolio, One Choice Blend+ 2055 Portfolio, One Choice Blend+ 2060 Portfolio and One Choice Blend+ 2065 Portfolio (collectively, the funds) are eleven funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com or avantisinvestors.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

The funds offer the Investor Class, I Class, A Class, R Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. All classes of the funds commenced sale on March 10, 2021, the funds’ inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

52

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds. ACIM owns 15%, 91% and 6% of the shares of One Choice Blend+ 2015 Portfolio, One Choice Blend+ 2020 Portfolio and One Choice Blend+ 2060 Portfolio, respectively. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.

The annual management fee for each class of each fund is as follows:

Investor, A and R Classes	I Class	R6 Class
0.58%	0.38%	0.23%

The investment advisor will waive the portion of each fund’s management fee equal to the expenses attributable to the management fees of the underlying funds in which the funds invest. The amount of this waiver will fluctuate depending on each fund’s daily allocation to the underlying funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

53

For the period ended July 31, 2021, the fee waiver and the effective annual management fee after waiver for each class of each fund listed below are as follows:

		Effective Annual Management Fee After Waiver
	Fee Waiver	Investor, A and R Classes	I Class	R6 Class
One Choice Blend+ 2015 Portfolio	0.02%	0.56%	0.36%	0.21%
One Choice Blend+ 2020 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2025 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2030 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2035 Portfolio	0.00%*	0.58%	0.38%	0.23%
*Fee waiver was less than 0.005%.

The total amount of the waiver for each class of each fund listed below for the period ended July 31, 2021 is as follows:

	Investor Class	I Class*	A Class*	R Class*	R6 Class*
One Choice Blend+ 2015 Portfolio	$1	—	—	—	—
One Choice Blend+ 2020 Portfolio	$1	—	—	—	—
One Choice Blend+ 2025 Portfolio	$31	—	—	—	—
One Choice Blend+ 2030 Portfolio	$27	—	—	—	—
One Choice Blend+ 2035 Portfolio	$6	—	—	—	—
*Amounts shown as "—" were less than $0.50.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2021 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

54

4. Investment Transactions

Investment transactions for the period March 10, 2021 (fund inception) through July 31, 2021 were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Purchases	$171,445	$199,234	$1,816,646	$2,010,261
Sales	—	$108,443	$199,688	$35,248

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Purchases	$1,656,643	$820,852	$471,326	$930,828
Sales	$23,185	$11,077	$17,854	$52,812

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Purchases	$460,261	$354,909	$653,725
Sales	$24,143	$23,252	$64,315

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Period ended July 31, 2021(1)
	Shares	Amount
One Choice Blend+ 2015 Portfolio
Investor Class
Sold	14,576	$151,391
I Class
Sold	500	5,000
A Class
Sold	500	5,000
R Class
Sold	500	5,000
R6 Class
Sold	500	5,000
Net increase (decrease)	16,576	$171,391

55

	Period ended July 31, 2021(1)
	Shares	Amount
One Choice Blend+ 2020 Portfolio
Investor Class
Sold	12,168	$122,121
Redeemed	(10,708)	(108,442)
	1,460	13,679
I Class
Sold	1,000	10,000
A Class
Sold	1,000	10,000
R Class
Sold	1,000	10,000
R6 Class
Sold	1,000	10,000
Net increase (decrease)	5,460	$53,679

One Choice Blend+ 2025 Portfolio
Investor Class
Sold	174,858	$1,799,888
Redeemed	(20,512)	(213,007)
	154,346	1,586,881
I Class
Sold	500	5,000
A Class
Sold	500	5,000
R Class
Sold	1,205	12,185
R6 Class
Sold	500	5,000
Net increase (decrease)	157,051	$1,614,066

One Choice Blend+ 2030 Portfolio
Investor Class
Sold	192,386	$1,978,917
Redeemed	(3,057)	(31,452)
	189,329	1,947,465
I Class
Sold	500	5,000
A Class
Sold	500	5,000
R Class
Sold	7,930	83,341
Redeemed	(7,016)	(73,986)
	914	9,355
R6 Class
Sold	500	5,000
Net increase (decrease)	191,743	$1,971,820
56

	Period ended July 31, 2021(1)
	Shares	Amount
One Choice Blend+ 2035 Portfolio
Investor Class
Sold	158,731	$1,636,199
Redeemed	(6,016)	(62,440)
	152,715	1,573,759
I Class
Sold	2,899	30,000
A Class
Sold	500	5,000
R Class
Sold	1,735	17,746
R6 Class
Sold	500	5,000
Net increase (decrease)	158,349	$1,631,505

One Choice Blend+ 2040 Portfolio
Investor Class
Sold	74,690	$767,397
Redeemed	(500)	(5,190)
	74,190	762,207
I Class
Sold	500	5,000
A Class
Sold	500	5,000
R Class
Sold	3,127	32,335
Redeemed	(52)	(552)
	3,075	31,783
R6 Class
Sold	500	5,000
Net increase (decrease)	78,765	$808,990

One Choice Blend+ 2045 Portfolio
Investor Class
Sold	42,167	$442,742
Redeemed	(1,836)	(19,340)
	40,331	423,402
I Class
Sold	500	5,000
A Class
Sold	500	5,000
R Class
Sold	1,441	14,818
R6 Class
Sold	500	5,000
Net increase (decrease)	43,272	$453,220
57

	Period ended July 31, 2021(1)
	Shares	Amount
One Choice Blend+ 2050 Portfolio
Investor Class
Sold	81,284	$846,934
Redeemed	(4,518)	(47,991)
	76,766	798,943
I Class
Sold	500	5,000
A Class
Sold	500	5,000
R Class
Sold	9,970	102,702
Redeemed	(176)	(1,833)
	9,794	100,869
R6 Class
Sold	500	5,000
Net increase (decrease)	88,060	$914,812

One Choice Blend+ 2055 Portfolio
Investor Class
Sold	40,975	$428,121
Redeemed	(2,428)	(25,932)
	38,547	402,189
I Class
Sold	500	5,000
A Class
Sold	500	5,000
R Class
Sold	1,815	18,815
R6 Class
Sold	500	5,000
Net increase (decrease)	41,862	$436,004

One Choice Blend+ 2060 Portfolio
Investor Class
Sold	31,386	$328,101
Redeemed	(3,075)	(32,333)
	28,311	295,768
I Class
Sold	500	5,000
A Class
Sold	504	5,048
R Class
Sold	1,972	20,706
R6 Class
Sold	500	5,000
Net increase (decrease)	31,787	$331,522
58

	Period ended July 31, 2021(1)
	Shares	Amount
One Choice Blend+ 2065 Portfolio
Investor Class
Sold	56,234	$586,651
Redeemed	(6,050)	(60,245)
	50,184	526,406
I Class
Sold	500	5,000
A Class
Sold	500	5,000
R Class
Sold	5,334	55,981
Redeemed	(767)	(8,108)
	4,567	47,873
R6 Class
Sold	500	5,000
Net increase (decrease)	56,251	$589,279

(1)March 10, 2021 (fund inception) through July 31, 2021.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

59

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. There were no distributions paid by the funds during the period March 10, 2021 (fund inception) through July 31, 2021.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Federal tax cost of investments	$171,445	$91,672	$1,622,892	$1,975,038
Gross tax appreciation of investments	$2,708	$2,997	$36,668	$54,818
Gross tax depreciation of investments	(12)	(5)	(2,110)	(2,097)
Net tax appreciation (depreciation) of investments	$2,696	$2,992	$34,558	$52,721
Undistributed ordinary income	$72	$1,040	$8,799	$3,184

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Federal tax cost of investments	$1,633,693	$809,848	$453,514	$878,140
Gross tax appreciation of investments	$48,303	$29,706	$10,079	$28,765
Gross tax depreciation of investments	(2,439)	(819)	(1,204)	(1,550)
Net tax appreciation (depreciation) of investments	$45,864	$28,887	$8,875	$27,215
Undistributed ordinary income	$2,374	$844	$191	$253

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Federal tax cost of investments	$436,180	$331,682	$589,451
Gross tax appreciation of investments	$13,823	$10,345	$18,629
Gross tax depreciation of investments	(1,002)	(997)	(1,253)
Net tax appreciation (depreciation) of investments	$12,821	$9,348	$17,376
Undistributed ordinary income	$168	$154	$162

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

60

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

A fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

61

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period March 10, 2021 (fund inception) through July 31, 2021 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2015 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	—	$47	—	—	$47	5	—	—
Avantis Short-Term Fixed Income Fund	—	11	—	—	11	1	—	—
Inflation-Adjusted Bond Fund	—	8	—	$1	9	1	—	—
NT High Income Fund	—	6	—	—	6	1	—	—
Short Duration Inflation Protection Bond Fund	—	11	—	—	11	1	—	—
American Century Low Volatility ETF	—	8	—	—	8	—	—	—
Avantis U.S. Equity Fund	—	13	—	1	14	1	—	—
Avantis U.S. Small Cap Value Fund	—	1	—	—	1	—	—	—
Focused Dynamic Growth Fund	—	9	—	—	9	—	—	—
NT Focused Large Cap Value Fund	—	11	—	—	11	1	—	—
NT Heritage Fund	—	1	—	—	1	—	—	—
NT Mid Cap Value Fund	—	3	—	—	3	—	—	—
Small Cap Growth Fund	—	1	—	—	1	—	—	—
Emerging Markets Debt Fund	—	2	—	—	2	—	—	—
Global Bond Fund	—	21	—	1	22	2	—	—
Avantis International Equity Fund	—	7	—	—	7	1	—	—
Focused International Growth Fund	—	4	—	—	4	—	—	—
Non-U.S. Intrinsic Value Fund	—	5	—	—	5	—	—	—
NT Global Real Estate Fund	—	2	—	—	2	—	—	—
	—	$171	—	$3	$174	14	—	—
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2020 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	—	$53	$29	$1	$25	3	—	—
Avantis Short-Term Fixed Income Fund	—	9	5	—	4	—	—	—
Inflation-Adjusted Bond Fund	—	10	5	—	5	—	—	—
NT High Income Fund	—	9	5	—	4	—	—	—
Short Duration Inflation Protection Bond Fund	—	10	5	—	5	—	—	—
American Century Low Volatility ETF	—	8	4	—	4	—	—	—
Avantis U.S. Equity Fund	—	17	10	1	8	1	—	—
Avantis U.S. Small Cap Value Fund	—	2	1	—	1	—	—	—
Focused Dynamic Growth Fund	—	12	7	1	6	—	$1	—
NT Focused Large Cap Value Fund	—	13	7	—	6	—	—	—
NT Heritage Fund	—	2	1	—	1	—	—	—
NT Mid Cap Value Fund	—	3	1	—	2	—	—	—
Small Cap Growth Fund	—	2	1	—	1	—	—	—
Emerging Markets Debt Fund	—	3	1	—	2	—	—	—
Global Bond Fund	—	24	13	—	11	1	—	—
Avantis Emerging Markets Equity Fund	—	1	1	—	—	—	—	—
Avantis International Equity Fund	—	9	5	—	4	—	—	—
Focused International Growth Fund	—	5	3	—	2	—	—	—
Non-U.S. Intrinsic Value Fund	—	5	2	—	3	—	—	—
NT Emerging Markets Fund	—	—	—	—	—	—	—	—
NT Global Real Estate Fund	—	2	1	—	1	—	—	—
NT International Small-Mid Cap Fund	—	—	—	—	—	—	—	—
	—	$199	$107	$3	$95	5	$1	—
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2025 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	—	$451	$44	$7	$414	41	—	$1
Avantis Short-Term Fixed Income Fund	—	41	3	—	38	4	—	—
Inflation-Adjusted Bond Fund	—	76	7	2	71	5	—	1
NT High Income Fund	—	93	9	—	84	8	—	1
Short Duration Inflation Protection Bond Fund	—	70	7	1	64	6	—	—
American Century Low Volatility ETF	—	56	6	3	53	1	—	—
Avantis U.S. Equity Fund	—	196	25	5	176	12	$1	—
Avantis U.S. Small Cap Value Fund	—	19	2	—	17	1	—	—
Focused Dynamic Growth Fund	—	123	17	8	114	2	1	—
NT Focused Large Cap Value Fund	—	144	16	1	129	10	1	1
NT Heritage Fund	—	19	3	2	18	1	—	—
NT Mid Cap Value Fund	—	35	4	—	31	2	—	—
Small Cap Growth Fund	—	18	2	1	17	1	—	—
Avantis Emerging Markets Equity Fund	—	13	2	—	11	1	—	—
Avantis International Equity Fund	—	89	10	1	80	6	1	—
Focused International Growth Fund	—	47	5	1	43	2	1	—
Non-U.S. Intrinsic Value Fund	—	55	6	(1)	48	5	—	—
NT Emerging Markets Fund	—	13	2	—	11	1	—	—
NT Global Real Estate Fund	—	22	2	1	21	2	—	—
NT International Small-Mid Cap Fund	—	7	1	—	6	—	—	—
Emerging Markets Debt Fund	—	39	4	—	35	3	—	1
Global Bond Fund	—	191	18	3	176	17	—	—
	—	$1,817	$195	$35	$1,657	131	$5	$5
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2030 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	—	$38	—	$3	$41	1	—	—
Avantis U.S. Equity Fund	—	257	$6	10	261	18	—	—
Avantis U.S. Small Cap Value Fund	—	25	1	—	24	2	—	—
Focused Dynamic Growth Fund	—	165	5	11	171	3	$(1)	—
NT Large Company Value Fund	—	182	3	4	183	14	—	$1
NT Heritage Fund	—	33	1	2	34	2	—	—
NT Mid Cap Value Fund	—	44	—	—	44	3	—	—
Small Cap Growth Fund	—	25	1	1	25	1	—	—
Avantis Core Fixed Income Fund	—	451	6	9	454	45	—	2
Avantis Short-Term Fixed Income Fund	—	19	—	—	19	2	—	—
Inflation-Adjusted Bond Fund	—	61	—	2	63	5	—	1
NT High Income Fund	—	105	2	1	104	10	—	1
Short Duration Inflation Protection Bond Fund	—	39	—	1	40	4	—	—
Avantis Emerging Markets Equity Fund	—	26	1	—	25	2	—	—
Avantis International Equity Fund	—	109	1	2	110	9	—	—
Focused International Growth Fund	—	60	1	2	61	3	—	—
Non-U.S. Intrinsic Value Fund	—	66	1	(1)	64	6	—	—
NT Emerging Markets Fund	—	31	1	(1)	29	2	—	—
NT Global Real Estate Fund	—	30	1	2	31	2	—	—
NT International Small-Mid Cap Fund	—	15	1	1	15	1	—	—
Emerging Markets Debt Fund	—	49	1	—	48	5	—	1
Global Bond Fund	—	180	2	4	182	17	—	—
	—	$2,010	$35	$53	$2,028	157	$(1)	$6
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2035 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	—	$8	—	$1	$9	—	—	—
Avantis U.S. Equity Fund	—	252	$5	12	259	18	—	—
Avantis U.S. Small Cap Value Fund	—	24	—	(1)	23	2	—	—
Focused Dynamic Growth Fund	—	160	1	11	170	3	—	—
NT Focused Large Cap Value Fund	—	173	4	4	173	13	—	$1
NT Heritage Fund	—	36	—	3	39	2	—	—
NT Mid Cap Value Fund	—	43	1	—	42	3	—	—
Small Cap Growth Fund	—	23	—	—	23	1	—	—
Avantis Core Fixed Income Fund	—	323	5	6	324	32	—	1
Avantis Short-Term Fixed Income Fund	—	3	—	—	3	—	—	—
Inflation-Adjusted Bond Fund	—	32	—	1	33	3	—	—
NT High Income Fund	—	80	1	1	80	8	—	2
Short Duration Inflation Protection Bond Fund	—	6	—	—	6	1	—	—
Avantis Emerging Markets Equity Fund	—	30	—	—	30	2	—	—
Avantis International Equity Fund	—	98	2	2	98	8	—	—
Focused International Growth Fund	—	53	—	1	54	3	—	—
Non-U.S. Intrinsic Value Fund	—	56	1	—	55	5	—	—
NT Emerging Markets Fund	—	45	1	(1)	43	3	—	—
NT Global Real Estate Fund	—	29	—	3	32	2	—	—
NT International Small-Mid Cap Fund	—	19	—	1	20	1	—	—
Emerging Markets Debt Fund	—	42	—	—	42	4	—	1
Global Bond Fund	—	122	2	2	122	11	—	—
	—	$1,657	$23	$46	$1,680	125	—	$5
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2040 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	—	$142	$3	$8	$147	10	—	—
Avantis U.S. Small Cap Value Fund	—	13	—	—	13	1	—	—
Focused Dynamic Growth Fund	—	92	2	7	97	2	—	—
NT Focused Large Cap Value Fund	—	96	2	3	97	7	—	$2
NT Heritage Fund	—	22	—	2	24	1	—	—
NT Mid Cap Value Fund	—	23	—	—	23	2	—	—
Small Cap Growth Fund	—	13	—	—	13	—	—	—
Avantis Emerging Markets Equity Fund	—	18	—	—	18	1	—	—
Avantis International Equity Fund	—	53	1	2	54	4	—	—
Focused International Growth Fund	—	30	1	1	30	1	—	—
Non-U.S. Intrinsic Value Fund	—	31	1	—	30	3	—	—
NT Emerging Markets Fund	—	28	—	(1)	27	2	—	—
NT Global Real Estate Fund	—	16	—	2	18	1	—	—
NT International Small-Mid Cap Fund	—	12	—	1	13	1	—	—
Avantis Core Fixed Income Fund	—	125	1	3	127	13	—	—
Inflation-Adjusted Bond Fund	—	12	—	—	12	1	—	—
NT High Income Fund	—	32	—	—	32	3	—	—
Emerging Markets Debt Fund	—	17	—	—	17	2	—	—
Global Bond Fund	—	46	—	1	47	4	—	—
	—	$821	$11	$29	$839	59	—	$2
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2045 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	—	$91	$4	$2	$89	6	—	—
Avantis U.S. Small Cap Value Fund	—	8	—	—	8	1	—	—
Focused Dynamic Growth Fund	—	59	3	3	59	1	—	—
NT Focused Large Cap Value Fund	—	60	2	1	59	4	—	—
NT Heritage Fund	—	14	1	1	14	1	—	$1
NT Mid Cap Value Fund	—	15	1	—	14	1	—	—
Small Cap Growth Fund	—	8	—	—	8	—	—	—
Avantis Emerging Markets Equity Fund	—	11	—	—	11	1	—	—
Avantis International Equity Fund	—	34	2	1	33	3	—	—
Focused International Growth Fund	—	20	1	—	19	1	—	—
Non-U.S. Intrinsic Value Fund	—	19	—	—	19	2	—	—
NT Emerging Markets Fund	—	19	1	(1)	17	1	—	—
NT Global Real Estate Fund	—	11	1	1	11	1	—	—
NT International Small-Mid Cap Fund	—	8	—	—	8	—	—	—
Avantis Core Fixed Income Fund	—	51	2	1	50	5	—	—
Inflation-Adjusted Bond Fund	—	5	—	—	5	—	—	—
NT High Income Fund	—	13	—	—	13	1	—	—
Emerging Markets Debt Fund	—	7	—	—	7	1	—	—
Global Bond Fund	—	18	—	—	18	2	—	—
	—	$471	$18	$9	$462	32	—	$1
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2050 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	—	$189	$9	$7	$187	13	—	—
Avantis U.S. Small Cap Value Fund	—	18	1	—	17	1	—	—
Focused Dynamic Growth Fund	—	124	8	7	123	2	$(1)	—
NT Focused Large Cap Value Fund	—	128	8	4	124	9	—	$1
NT Heritage Fund	—	30	2	2	30	2	—	—
NT Mid Cap Value Fund	—	31	1	—	30	2	—	—
Small Cap Growth Fund	—	18	1	—	17	1	—	—
Avantis Emerging Markets Equity Fund	—	24	1	—	23	2	—	—
Avantis International Equity Fund	—	72	5	2	69	6	—	—
Focused International Growth Fund	—	40	3	2	39	2	—	—
Non-U.S. Intrinsic Value Fund	—	41	3	—	38	4	—	—
NT Emerging Markets Fund	—	37	2	(1)	34	2	—	—
NT Global Real Estate Fund	—	23	2	2	23	2	—	—
NT International Small-Mid Cap Fund	—	16	1	1	16	1	—	—
Avantis Core Fixed Income Fund	—	76	5	2	73	7	—	—
Inflation-Adjusted Bond Fund	—	7	—	—	7	1	—	—
NT High Income Fund	—	19	1	—	18	2	—	—
Emerging Markets Debt Fund	—	10	—	—	10	1	—	—
Global Bond Fund	—	28	1	—	27	3	—	—
	—	$931	$54	$28	$905	63	$(1)	$1
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2055 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	—	$99	$5	$3	$97	7	—	—
Avantis U.S. Small Cap Value Fund	—	9	—	—	9	1	—	—
Focused Dynamic Growth Fund	—	65	5	4	64	1	—	—
NT Focused Large Cap Value Fund	—	65	3	2	64	5	—	$1
NT Heritage Fund	—	15	1	1	15	1	—	—
NT Mid Cap Value Fund	—	16	1	—	15	1	—	—
Small Cap Growth Fund	—	9	—	—	9	—	—	—
Avantis Emerging Markets Equity Fund	—	12	—	—	12	1	—	—
Avantis International Equity Fund	—	37	2	1	36	3	—	—
Focused International Growth Fund	—	20	1	1	20	1	—	—
Non-U.S. Intrinsic Value Fund	—	21	1	—	20	2	—	—
NT Emerging Markets Fund	—	20	1	(1)	18	1	—	—
NT Global Real Estate Fund	—	12	1	1	12	1	—	—
NT International Small-Mid Cap Fund	—	8	—	—	8	1	—	—
Avantis Core Fixed Income Fund	—	28	2	1	27	3	—	—
Inflation-Adjusted Bond Fund	—	2	—	—	2	—	—	—
NT High Income Fund	—	7	—	—	7	1	—	—
Emerging Markets Debt Fund	—	4	—	—	4	—	—	—
Global Bond Fund	—	11	1	—	10	1	—	—
	—	$460	$24	$13	$449	31	—	$1
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2060 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	—	$77	$5	$3	$75	5	—	—
Avantis U.S. Small Cap Value Fund	—	7	—	—	7	—	—	—
Focused Dynamic Growth Fund	—	50	5	4	49	1	—	—
NT Focused Large Cap Value Fund	—	51	3	1	49	4	—	$1
NT Heritage Fund	—	12	1	1	12	1	—	—
NT Mid Cap Value Fund	—	13	1	—	12	1	—	—
Small Cap Growth Fund	—	8	1	—	7	—	—	—
Avantis Emerging Markets Equity Fund	—	10	1	—	9	1	—	—
Avantis International Equity Fund	—	29	2	—	27	2	—	—
Focused International Growth Fund	—	16	1	—	15	1	—	—
Non-U.S. Intrinsic Value Fund	—	16	1	—	15	1	—	—
NT Emerging Markets Fund	—	15	1	—	14	1	—	—
NT Global Real Estate Fund	—	9	1	1	9	1	—	—
NT International Small-Mid Cap Fund	—	6	—	—	6	—	—	—
Avantis Core Fixed Income Fund	—	19	1	—	18	2	—	—
Inflation-Adjusted Bond Fund	—	2	—	—	2	—	—	—
NT High Income Fund	—	5	—	—	5	—	—	—
Emerging Markets Debt Fund	—	3	—	—	3	—	—	—
Global Bond Fund	—	7	—	—	7	1	—	—
	—	$355	$24	$10	$341	22	—	$1
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2065 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	—	$141	$13	$5	$133	9	—	—
Avantis U.S. Small Cap Value Fund	—	13	1	—	12	1	—	—
Focused Dynamic Growth Fund	—	93	11	5	87	1	—	—
NT Focused Large Cap Value Fund	—	95	10	3	88	7	—	$1
NT Heritage Fund	—	22	3	2	21	1	—	—
NT Mid Cap Value Fund	—	23	2	—	21	1	—	—
Small Cap Growth Fund	—	13	1	—	12	—	—	—
Avantis Emerging Markets Equity Fund	—	18	2	—	16	1	—	—
Avantis International Equity Fund	—	53	5	1	49	4	$(1)	—
Focused International Growth Fund	—	30	3	1	28	1	—	—
Non-U.S. Intrinsic Value Fund	—	30	3	—	27	3	—	—
NT Emerging Markets Fund	—	28	3	(1)	24	2	—	—
NT Global Real Estate Fund	—	17	2	1	16	1	—	—
NT International Small-Mid Cap Fund	—	12	1	1	12	1	—	—
Avantis Core Fixed Income Fund	—	36	4	1	33	3	—	—
Inflation-Adjusted Bond Fund	—	3	—	—	3	—	—	—
NT High Income Fund	—	9	1	—	8	1	—	—
Emerging Markets Debt Fund	—	5	—	—	5	—	—	—
Global Bond Fund	—	13	1	—	12	1	—	—
	—	$654	$66	$19	$607	38	$(1)	$1
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2015 Portfolio
Investor Class
2021(3)	$10.00	0.01	0.50	0.51	$10.51	5.10%	0.56%(4)	0.58%(4)	0.52%(4)	0.50%(4)	0%	$153
I Class
2021(3)	$10.00	0.04	0.47	0.51	$10.51	5.10%	0.36%(4)	0.38%(4)	0.72%(4)	0.70%(4)	0%	$5
A Class
2021(3)	$10.00	0.02	0.47	0.49	$10.49	4.90%	0.81%(4)	0.83%(4)	0.27%(4)	0.25%(4)	0%	$5
R Class
2021(3)	$10.00	0.01	0.47	0.48	$10.48	4.80%	1.06%(4)	1.08%(4)	0.02%(4)	0.00%(4)(5)	0%	$5
R6 Class
2021(3)	$10.00	0.04	0.48	0.52	$10.52	5.20%	0.21%(4)	0.23%(4)	0.87%(4)	0.85%(4)	0%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2020 Portfolio
Investor Class
2021(3)	$10.00	0.02	0.55	0.57	$10.57	5.20%	0.57%(4)	0.58%(4)	0.66%(4)	0.65%(4)	137%	$15
I Class
2021(3)	$10.00	0.04	0.54	0.58	$10.58	5.30%	0.37%(4)	0.38%(4)	0.86%(4)	0.85%(4)	137%	$11
A Class
2021(3)	$10.00	0.02	0.54	0.56	$10.56	5.10%	0.82%(4)	0.83%(4)	0.41%(4)	0.40%(4)	137%	$11
R Class
2021(3)	$10.00	0.01	0.54	0.55	$10.55	5.00%	1.07%(4)	1.08%(4)	0.16%(4)	0.15%(4)	137%	$11
R6 Class
2021(3)	$10.00	0.04	0.55	0.59	$10.59	5.40%	0.22%(4)	0.23%(4)	1.01%(4)	1.00%(4)	137%	$11

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2025 Portfolio
Investor Class
2021(3)	$10.00	0.03	0.52	0.55	$10.55	5.50%	0.57%(4)	0.58%(4)	0.85%(4)	0.84%(4)	24%	$1,629
I Class
2021(3)	$10.00	0.04	0.52	0.56	$10.56	5.60%	0.37%(4)	0.38%(4)	1.05%(4)	1.04%(4)	24%	$5
A Class
2021(3)	$10.00	0.02	0.52	0.54	$10.54	5.40%	0.82%(4)	0.83%(4)	0.60%(4)	0.59%(4)	24%	$5
R Class
2021(3)	$10.00	0.01	0.52	0.53	$10.53	5.30%	1.07%(4)	1.08%(4)	0.35%(4)	0.34%(4)	24%	$13
R6 Class
2021(3)	$10.00	0.04	0.53	0.57	$10.57	5.70%	0.22%(4)	0.23%(4)	1.20%(4)	1.19%(4)	24%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2030 Portfolio
Investor Class
2021(3)	$10.00	0.03	0.55	0.58	$10.58	5.80%	0.57%(4)	0.58%(4)	0.68%(4)	0.67%(4)	3%	$2,002
I Class
2021(3)	$10.00	0.04	0.55	0.59	$10.59	5.90%	0.37%(4)	0.38%(4)	0.88%(4)	0.87%(4)	3%	$5
A Class
2021(3)	$10.00	0.02	0.55	0.57	$10.57	5.70%	0.82%(4)	0.83%(4)	0.43%(4)	0.42%(4)	3%	$5
R Class
2021(3)	$10.00	—(5)	0.56	0.56	$10.56	5.60%	1.07%(4)	1.08%(4)	0.18%(4)	0.17%(4)	3%	$10
R6 Class
2021(3)	$10.00	0.04	0.55	0.59	$10.59	5.90%	0.22%(4)	0.23%(4)	1.03%(4)	1.02%(4)	3%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2035 Portfolio
Investor Class
2021(3)	$10.00	0.02	0.59	0.61	$10.61	6.10%	0.58%(4)	0.58%(4)	0.54%(4)	0.54%(4)	2%	$1,620
I Class
2021(3)	$10.00	0.03	0.59	0.62	$10.62	6.20%	0.38%(4)	0.38%(4)	0.74%(4)	0.74%(4)	2%	$31
A Class
2021(3)	$10.00	0.01	0.59	0.60	$10.60	6.00%	0.83%(4)	0.83%(4)	0.29%(4)	0.29%(4)	2%	$5
R Class
2021(3)	$10.00	—(5)	0.59	0.59	$10.59	5.90%	1.08%(4)	1.08%(4)	0.04%(4)	0.04%(4)	2%	$18
R6 Class
2021(3)	$10.00	0.04	0.58	0.62	$10.62	6.20%	0.23%(4)	0.23%(4)	0.89%(4)	0.89%(4)	2%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2040 Portfolio
Investor Class
2021(3)	$10.00	0.01	0.64	0.65	$10.65	6.50%	0.58%(4)	0.37%(4)	2%	$790
I Class
2021(3)	$10.00	0.02	0.64	0.66	$10.66	6.60%	0.38%(4)	0.57%(4)	2%	$5
A Class
2021(3)	$10.00	0.01	0.63	0.64	$10.64	6.40%	0.83%(4)	0.12%(4)	2%	$5
R Class
2021(3)	$10.00	—(5)	0.63	0.63	$10.63	6.30%	1.08%(4)	(0.13)%(4)	2%	$33
R6 Class
2021(3)	$10.00	0.03	0.63	0.66	$10.66	6.60%	0.23%(4)	0.72%(4)	2%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2045 Portfolio
Investor Class
2021(3)	$10.00	0.01	0.67	0.68	$10.68	6.80%	0.58%(4)	0.24%(4)	10%	$431
I Class
2021(3)	$10.00	0.02	0.67	0.69	$10.69	6.90%	0.38%(4)	0.44%(4)	10%	$5
A Class
2021(3)	$10.00	—(5)	0.67	0.67	$10.67	6.70%	0.83%(4)	(0.01)%(4)	10%	$5
R Class
2021(3)	$10.00	(0.01)	0.67	0.66	$10.66	6.60%	1.08%(4)	(0.26)%(4)	10%	$15
R6 Class
2021(3)	$10.00	0.03	0.67	0.70	$10.70	7.00%	0.23%(4)	0.59%(4)	10%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2050 Portfolio
Investor Class
2021(3)	$10.00	0.01	0.69	0.70	$10.70	7.10%	0.58%(4)	0.14%(4)	12%	$822
I Class
2021(3)	$10.00	0.02	0.70	0.72	$10.72	7.20%	0.38%(4)	0.34%(4)	12%	$5
A Class
2021(3)	$10.00	—(5)	0.70	0.70	$10.70	7.00%	0.83%(4)	(0.11)%(4)	12%	$5
R Class
2021(3)	$10.00	(0.01)	0.69	0.68	$10.68	6.80%	1.08%(4)	(0.36)%(4)	12%	$105
R6 Class
2021(3)	$10.00	0.03	0.69	0.72	$10.72	7.20%	0.23%(4)	0.49%(4)	12%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2055 Portfolio
Investor Class
2021(3)	$10.00	—(4)	0.73	0.73	$10.73	7.30%	0.58%(5)	0.12%(5)	10%	$413
I Class
2021(3)	$10.00	0.02	0.71	0.73	$10.73	7.30%	0.38%(5)	0.32%(5)	10%	$5
A Class
2021(3)	$10.00	—(4)	0.71	0.71	$10.71	7.10%	0.83%(5)	(0.13)%(5)	10%	$5
R Class
2021(3)	$10.00	(0.01)	0.71	0.70	$10.70	7.00%	1.08%(5)	(0.38)%(5)	10%	$19
R6 Class
2021(3)	$10.00	0.02	0.72	0.74	$10.74	7.40%	0.23%(5)	0.47%(5)	10%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Per-share amount was less than $0.005.
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2060 Portfolio
Investor Class
2021(3)	$10.00	0.01	0.72	0.73	$10.73	7.30%	0.58%(4)	0.19%(4)	13%	$304
I Class
2021(3)	$10.00	0.01	0.72	0.73	$10.73	7.30%	0.38%(4)	0.39%(4)	13%	$5
A Class
2021(3)	$10.00	—(5)	0.71	0.71	$10.71	7.10%	0.83%(4)	(0.06)%(4)	13%	$5
R Class
2021(3)	$10.00	(0.01)	0.71	0.70	$10.70	7.00%	1.08%(4)	(0.31)%(4)	13%	$21
R6 Class
2021(3)	$10.00	0.02	0.72	0.74	$10.74	7.40%	0.23%(4)	0.54%(4)	13%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2065 Portfolio
Investor Class
2021(3)	$10.00	—(4)	0.79	0.79	$10.79	7.90%	0.58%(5)	0.13%(5)	19%	$541
I Class
2021(3)	$10.00	0.02	0.78	0.80	$10.80	8.00%	0.38%(5)	0.33%(5)	19%	$5
A Class
2021(3)	$10.00	—(4)	0.78	0.78	$10.78	7.80%	0.83%(5)	(0.12)%(5)	19%	$5
R Class
2021(3)	$10.00	(0.01)	0.78	0.77	$10.77	7.70%	1.08%(5)	(0.37)%(5)	19%	$49
R6 Class
2021(3)	$10.00	0.02	0.78	0.80	$10.80	8.00%	0.23%(5)	0.48%(5)	19%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Per-share amount was less than $0.005.
(5)Annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® Blend+ 2015 Portfolio, One Choice® Blend+ 2020 Portfolio, One Choice® Blend+ 2025 Portfolio, One Choice® Blend+ 2030 Portfolio, One Choice® Blend+ 2035 Portfolio, One Choice® Blend+ 2040 Portfolio, One Choice® Blend+ 2045 Portfolio, One Choice® Blend+ 2050 Portfolio, One Choice® Blend+ 2055 Portfolio, One Choice® Blend+ 2060 Portfolio, and One Choice® Blend+ 2065 Portfolio, eleven of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2021, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from March 10, 2021 (commencement of operations) through July 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds of the American Century Asset Allocation Portfolios, Inc. as of July 31, 2021, and the results of their operations, the changes in their net assets, and the financial highlights for the period from March 10, 2021 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Kansas City, Missouri
September 15, 2021

We have served as the auditor of one or more American Century investment companies since 1997.
84

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	72	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust) (2013 to 2016)
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	72	None
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	72	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to Present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	72	None
85

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	72	MGP Ingredients, Inc. (2019 to 2021)
Jan M. Lewis (1957)	Director	Since 2011	Retired	72	None
John R. Whitten (1946)	Director	Since 2008	Retired	72	Onto Innovation Inc. (2019 to 2020); Rudolph Technologies, Inc. (2006 to 2019)
Stephen E. Yates (1948)	Director and Chairman of the Board	Since 2012 (Chairman since 2018)	Retired	103	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	141	None

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

86

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

87

Approval of Management Agreement

At a meeting held on September 2, 2020, the Funds’ Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the One Choice Blend+ 2015 Portfolio, One Choice Blend+ 2020 Portfolio, One Choice Blend+ 2025 Portfolio, One Choice Blend+ 2030 Portfolio, One Choice Blend+ 2035 Portfolio, One Choice Blend+ 2040 Portfolio, One Choice Blend+ 2045 Portfolio, One Choice Blend+ 2050 Portfolio, One Choice Blend+ 2055 Portfolio, One Choice Blend+ 2060 Portfolio, and One Choice Blend+ 2065 Portfolio (collectively the "New Funds"). Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the New Funds. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Funds’ characteristics and key attributes, the rationale for launching the New Funds, the experience of the staff designated to manage the New Funds, the proposed pricing, and the markets in which the New Funds would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Funds;
•the wide range of other programs and services the Advisor would provide to each New Fund and its shareholders on a routine and non-routine basis;
•each New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning each New Fund compared to the cost of owning similar funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Funds.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of each of the New Funds were anticipated to be below the median of the total expense ratios of each fund’s expected peer universe.

When considering the approval of the management agreement for the New Funds, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Funds and the risk that the New Funds will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Funds would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the New Funds.

The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval, and evaluated such information for the New Funds. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the New Funds and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.
88

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

89

Notes

90

Notes

91

Notes

92

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97414 2109

Annual Report

July 31, 2021

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2021. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Stocks Delivered Strong Gains

Global equities and other risk-on assets rallied for the 12-month period, benefiting from ongoing central bank and federal government support. These programs helped sustain investor confidence and bolster the economic landscape, despite ongoing challenges from COVID-19 and the inconsistent lifting of virus-related restrictions.

In general, data on U.S. manufacturing, employment, housing and corporate earnings remained upbeat during the period. Additionally, expanding COVID-19 vaccine availability and two federal coronavirus aid packages also helped promote investor optimism. Outside the U.S., economies recovered but at a slower pace. Virus outbreaks and slower vaccine rollouts led to lingering lockdowns in some regions.

Against this backdrop, inflation rose, but central banks remained supportive. In the U.S., where annual inflation soared to a 13-year high, the Federal Reserve (Fed) insisted temporary supply chain disruptions and other transient factors were at play. The Fed left interest rates unchanged but hinted it may start hiking rates in 2023, sooner than its previous timetable of 2024.

Despite ongoing pandemic-related challenges, including the emergence of the delta variant of COVID-19, risk assets remained in favor, and global stocks delivered stellar 12-month returns. The U.S. generally outperformed other developed markets, as the S&P 500 Index returned more than 36%. Value stocks generally outperformed growth stocks, while small caps sharply outpaced large caps. The broad U.S. bond market declined modestly, but global bonds delivered a slight gain.

Several Influences Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to the spread of the delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of July 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative
Investor Class	AONIX	11.39%	5.85%	5.18%	—	9/30/04
R Class	AORHX	10.73%	5.32%	—	4.67%	3/20/15
One Choice Portfolio: Conservative
Investor Class	AOCIX	16.82%	8.10%	7.11%	—	9/30/04
R Class	AORSX	16.30%	7.57%	—	6.16%	3/20/15
One Choice Portfolio: Moderate
Investor Class	AOMIX	23.09%	10.57%	8.87%	—	9/30/04
R Class	AORMX	22.54%	10.02%	—	7.83%	3/20/15
One Choice Portfolio: Aggressive
Investor Class	AOGIX	28.36%	12.47%	10.22%	—	9/30/04
R Class	AORYX	27.80%	11.92%	—	9.13%	3/20/15
One Choice Portfolio: Very Aggressive
Investor Class	AOVIX	34.63%	14.48%	11.62%	—	9/30/04
R Class	AORVX	33.90%	13.89%	—	10.46%	3/20/15
Russell 3000 Index	—	38.73%	17.35%	15.14%	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	-0.70%	3.12%	3.34%	—	—
Average annual returns since inception are presented when ten years of performance history is not available. Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
3

Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Conservative
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $16,584

Russell 3000 Index — $41,010

Bloomberg Barclays U.S. Aggregate Bond Index — $13,897

Growth of $10,000 Over 10 Years of One Choice Portfolio: Conservative
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $19,881

Russell 3000 Index — $41,010

Bloomberg Barclays U.S. Aggregate Bond Index — $13,897

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
4

Growth of $10,000 Over 10 Years of One Choice Portfolio: Moderate
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $23,399

Russell 3000 Index — $41,010

Bloomberg Barclays U.S. Aggregate Bond Index — $13,897

Growth of $10,000 Over 10 Years of One Choice Portfolio: Aggressive
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $26,475

Russell 3000 Index — $41,010

Bloomberg Barclays U.S. Aggregate Bond Index — $13,897

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
5

Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Aggressive
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $30,048

Russell 3000 Index — $41,010

Bloomberg Barclays U.S. Aggregate Bond Index — $13,897

Total Annual Fund Operating Expenses
	Investor Class	R Class
One Choice Portfolio: Very Conservative	0.71%	1.21%
One Choice Portfolio: Conservative	0.81%	1.31%
One Choice Portfolio: Moderate	0.89%	1.39%
One Choice Portfolio: Aggressive	0.94%	1.44%
One Choice Portfolio: Very Aggressive	1.05%	1.55%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
6

Portfolio Commentary

Portfolio Managers: Rich Weiss, Scott Wilson, Radu Gabudean, Vidya Rajappa and Brian Garbe

Performance Summary

For the fiscal year ended July 31, 2021, returns of the One Choice® Target Risk Portfolios ranged from 11.39%* for One Choice Portfolio: Very Conservative to 34.63% for One Choice Portfolio: Very Aggressive (see pages 3-6 for more detailed performance information). The period was marked by a shift from growth-oriented investments to value-oriented investments as investors sought to take advantage of the reopening of the economy, especially in the U.S. In that environment, performance for the 12 months benefited from exposure to U.S. equity markets. Large-cap, value-oriented investments performed particularly well. In U.S. fixed-income allocations, holdings in the high-yield market were the leading contributors. In non-U.S. equity markets, large-cap growth stocks made strong contributions, while non-U.S. bond allocations made more modest contributions to absolute results.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Early in the period, global stocks rallied sharply, supported by strong economic and earnings data, accommodative monetary policy and optimism surrounding COVID-19 vaccine trials. Approval of COVID-19 vaccines further raised hopes that economic activity could soon normalize. In late 2020 and early 2021, distribution of the vaccines and continued monetary and fiscal relief resulted in a shift toward more economically sensitive cyclical stocks. As a result, value stocks outperformed growth, small-cap stocks led both mid- and large-cap stocks, and energy and financials outperformed technology and health care stocks. Questions about the strength of the global economic recovery remained, however, and a rise in COVID-19 cases and delays in vaccine rollouts also posed challenges, especially for emerging markets.

In U.S. equities markets, strong economic growth and earnings bolstered performance early in the period, but Congress and the White House failed to reach an agreement on another coronavirus relief package, which led to market volatility. But by late 2020, stocks had fully recovered from the pandemic-related sell-off and reached new highs, supported by the rollout of COVID-19 vaccines, increased growth expectations and positive corporate earnings reports. Fiscal policy also boosted the economic outlook as Congress passed the $1.9 trillion American Rescue Plan Act. U.S. stocks continued to rally in 2021 amid ongoing earnings strength, expanding vaccine availability and easing COVID-19 restrictions. Economic data remained uneven, however. Supply chain constraints, rising input prices and strong consumer demand drove inflation sharply higher, resulting in some volatility. A slight acceleration in the Federal Reserve’s potential rate-hike timetable also added to market volatility late in the reporting period, though performance overall for the fiscal year remained quite strong.

In the global bond market, returns were modestly positive, though they varied widely by sector and geography. For example, U.S. government bond returns were negative, mortgage-backed security returns were essentially flat, but investment-grade and high-yield corporate bonds performed well. This reflects strong corporate earnings and an improved economic outlook, which supported a rally in corporate bonds. Expectations for increased federal borrowing, improving economic growth and higher inflation pushed the U.S. 10-year Treasury yield to its highest level in more than a year by late March 2021. But uncertainty about the health of the job market and a resurgent virus ultimately led to a decline in bond yields throughout the rest of the reporting period.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See page 3 for returns for all share classes.
7

Outside the U.S., government bonds generally managed small, positive returns, while higher-yielding segments of the market performed better. Initially, yields generally declined due to concerns about a second wave of COVID-19, continued global economic uncertainty and renewed trade tensions. Toward the end of 2020, global and U.S. bonds continued to post positive returns, though non-U.S. bonds outperformed their U.S. counterparts due largely to a weakening dollar.

In Europe, government bond yields edged lower as another wave of the virus led to renewed lockdowns and short-term economic uncertainty. Japan’s 10-year government bond yields remained near zero late in the year, while emerging markets bond returns rallied in the risk-on climate amid hopes for a return to normal in 2021. But conditions changed beginning in 2021 as government bond yields increased on expectations that vaccine distribution could lead to stronger economic growth. Yields in the eurozone rose sharply on expectations that stronger growth and higher inflation could lead to less accommodative monetary policy. Conditions reversed again in May, when the spread of the delta variant of COVID-19 raised fears of another dramatic economic slowdown. As a result, bond yields fell again and central banks around the globe generally left accommodative monetary policies in place to ensure an economic recovery.

Portfolio Performance

Each One Choice Target Risk Portfolio is a fund of funds that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. The Schedules of Investments within this report provide underlying fund allocations for each Portfolio.

Equity holdings across the Portfolios generated positive absolute returns, with the Focused Large Cap Value Fund and Sustainable Equity Fund the leading contributors to performance. Bond holdings also added to absolute performance, with Diversified Bond Fund, Inflation-Adjusted Bond Fund and NT High Income Fund being the leading contributors. On a relative basis, Focused Large Cap Value Fund and Mid Cap Value Fund detracted most from performance compared with benchmarks. On the other hand, Small Cap Value Fund and Small Cap Growth Fund performed very well in absolute terms and versus their benchmarks. Among non-U.S. equities, the Non-U.S. Intrinsic Value Fund was a notable contributor to relative and absolute returns. Bond holdings also supported relative performance, with NT High Income Fund leading the way.

Portfolio Strategy

The net effects of the tactical allocation decisions were positive across all Portfolios except Very Aggressive. Security selection decisions also provided a net positive in all but Very Aggressive. A key tactical trade was an overweight position in U.S. stocks during the 12 months, which performed best among the broad asset classes. Positive security selection results were most pronounced in U.S. bonds.

A Look Ahead

The global economy is healthy and corporate profits are rebounding, but market risks remain. Volatility could spike if investors’ assumptions about inflation, interest rates and corporate earnings disappoint. And while the U.S. is leading the recovery in developed markets as easing coronavirus restrictions unleash pent-up consumer demand, the outlook for emerging markets is improving as vaccination rates climb. Therefore, we remain neutral in our stock allocations relative to bonds and cash.

Economically sensitive value stocks look appealing relative to growth stocks. We believe the economic recovery that’s driving the rotation from growth to value still has plenty of room to run. We also favor small-cap stocks based on several favorable conditions, including stronger U.S. growth relative to non-U.S. economies, low interest rates, tight corporate bond spreads, rising commodity prices and relatively attractive valuations.

Our outlook for emerging markets sovereign debt and U.S. securitized bonds is positive. We’re more selective around U.S. credit, U.S. government debt and European debt. We continue to believe in the efficacy and desirability of broad portfolio diversification by asset class and geography.
8

Portfolio Characteristics

Portfolio Composition as a % of net assets as of July 31, 2021
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Domestic Fixed Income Funds	58.4%	40.4%	26.8%	16.3%	—
Domestic Equity Funds	25.2%	34.5%	46.5%	57.0%	66.5%
International Fixed Income Funds	16.4%	14.1%	8.6%	4.3%	—
International Equity Funds	—	11.0%	18.1%	22.4%	33.5%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—(1)
(1)Category is less than 0.05% of total net assets.

9

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period(1) 2/1/21 - 7/31/21	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/21 - 7/31/21	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,056.60	$0.00	0.00%(3)	$3.57	0.70%
R Class	$1,000	$1,053.20	$2.55	0.50%	$6.11	1.20%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.51	0.70%
R Class	$1,000	$1,022.32	$2.51	0.50%	$6.01	1.20%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,078.30	$0.00	0.00%(3)	$4.12	0.80%
R Class	$1,000	$1,076.40	$2.57	0.50%	$6.69	1.30%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.01	0.80%
R Class	$1,000	$1,022.32	$2.51	0.50%	$6.51	1.30%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,099.40	$0.00	0.00%(3)	$4.53	0.87%
R Class	$1,000	$1,097.30	$2.60	0.50%	$7.12	1.37%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.36	0.87%
R Class	$1,000	$1,022.32	$2.51	0.50%	$6.85	1.37%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,117.30	$0.00	0.00%(3)	$4.88	0.93%
R Class	$1,000	$1,114.80	$2.62	0.50%	$7.50	1.43%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.66	0.93%
R Class	$1,000	$1,022.32	$2.51	0.50%	$7.15	1.43%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,135.00	$0.00	0.00%(3)	$5.45	1.03%
R Class	$1,000	$1,131.80	$2.64	0.50%	$8.09	1.53%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$5.16	1.03%
R Class	$1,000	$1,022.32	$2.51	0.50%	$7.65	1.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
(2)Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.
(3)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
11

Schedules of Investments

JULY 31, 2021

One Choice Portfolio: Very Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 58.4%
Diversified Bond Fund Investor Class	9,581,978	$107,797,256
Inflation-Adjusted Bond Fund Investor Class	4,043,168	52,965,495
NT High Income Fund Investor Class	1,056,018	10,634,105
Short Duration Fund Investor Class	6,492,990	68,111,462
Short Duration Inflation Protection Bond Fund Investor Class	6,129,374	68,219,931
		307,728,249
Domestic Equity Funds — 25.2%
Equity Growth Fund Investor Class	323,736	12,133,619
Focused Large Cap Value Fund Investor Class	3,064,261	38,088,770
Growth Fund Investor Class	76,765	4,202,123
Heritage Fund Investor Class	237,387	6,907,957
Mid Cap Value Fund Investor Class	1,129,529	22,274,315
NT Disciplined Growth Fund Investor Class	484,308	8,209,026
Real Estate Fund Investor Class	240,694	8,089,735
Small Cap Growth Fund Investor Class	197,056	5,115,578
Small Cap Value Fund Investor Class	455,636	5,080,338
Sustainable Equity Fund Investor Class	498,792	22,570,316
		132,671,777
International Fixed Income Funds — 16.4%
Emerging Markets Debt Fund Investor Class	727,463	7,711,104
Global Bond Fund Investor Class	3,952,838	41,821,026
International Bond Fund Investor Class	2,655,915	36,598,508
		86,130,638
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $441,016,107)		526,530,664
OTHER ASSETS AND LIABILITIES†		(425)
TOTAL NET ASSETS — 100.0%		$526,530,239

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
12

JULY 31, 2021

One Choice Portfolio: Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.4%
Diversified Bond Fund Investor Class	26,352,619	$296,466,963
Inflation-Adjusted Bond Fund Investor Class	7,810,759	102,320,941
NT High Income Fund Investor Class	3,220,909	32,434,550
Short Duration Fund Investor Class	8,030,464	84,239,569
Short Duration Inflation Protection Bond Fund Investor Class	6,447,635	71,762,177
		587,224,200
Domestic Equity Funds — 34.5%
Equity Growth Fund Investor Class	1,317,231	49,369,819
Focused Large Cap Value Fund Investor Class	9,693,953	120,495,833
Growth Fund Investor Class	589,180	32,251,715
Heritage Fund Investor Class	1,431,652	41,661,068
Mid Cap Value Fund Investor Class	4,076,851	80,395,506
NT Disciplined Growth Fund Investor Class	2,290,088	38,816,988
Small Cap Growth Fund Investor Class	874,716	22,707,616
Small Cap Value Fund Investor Class	2,033,567	22,674,277
Sustainable Equity Fund Investor Class	2,076,808	93,975,560
		502,348,382
International Fixed Income Funds — 14.1%
Emerging Markets Debt Fund Investor Class	2,649,781	28,087,674
Global Bond Fund Investor Class	9,359,909	99,027,842
International Bond Fund Investor Class	5,612,273	77,337,126
		204,452,642
International Equity Funds — 11.0%
International Growth Fund Investor Class	3,436,584	56,703,637
NT Global Real Estate Fund Investor Class	1,927,841	25,254,713
NT International Small-Mid Cap Fund Investor Class	986,142	15,117,555
NT International Value Fund Investor Class	5,933,342	62,893,425
		159,969,330
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,150,236,377)		1,453,994,554
OTHER ASSETS AND LIABILITIES†		(1,765)
TOTAL NET ASSETS — 100.0%		$1,453,992,789

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
13

JULY 31, 2021

One Choice Portfolio: Moderate

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.5%
Equity Growth Fund Investor Class	2,570,947	$96,359,084
Focused Dynamic Growth Fund Investor Class	658,159	39,180,195
Focused Large Cap Value Fund Investor Class	17,711,468	220,153,548
Growth Fund Investor Class	1,565,557	85,698,600
Heritage Fund Investor Class	3,887,125	113,115,323
Mid Cap Value Fund Investor Class	6,618,167	130,510,247
NT Disciplined Growth Fund Investor Class	2,392,856	40,558,910
Small Cap Growth Fund Investor Class	1,706,709	44,306,166
Small Cap Value Fund Investor Class	4,012,811	44,742,845
Sustainable Equity Fund Investor Class	4,464,882	202,035,931
		1,016,660,849
Domestic Fixed Income Funds — 26.8%
Core Plus Fund Investor Class	27,362,526	313,574,552
Inflation-Adjusted Bond Fund Investor Class	8,327,165	109,085,867
NT High Income Fund Investor Class	5,707,717	57,476,706
Short Duration Fund Investor Class	7,942,035	83,311,942
Short Duration Inflation Protection Bond Fund Investor Class	1,924,992	21,425,157
		584,874,224
International Equity Funds — 18.1%
Emerging Markets Fund Investor Class	3,940,778	57,298,917
International Growth Fund Investor Class	7,106,113	117,250,859
Non-U.S. Intrinsic Value Fund Investor Class	5,271,475	53,663,619
NT Global Real Estate Fund Investor Class	3,757,542	49,223,800
NT International Small-Mid Cap Fund Investor Class	2,943,745	45,127,617
NT International Value Fund Investor Class	6,848,198	72,590,901
		395,155,713
International Fixed Income Funds — 8.6%
Emerging Markets Debt Fund Investor Class	3,955,607	41,929,431
Global Bond Fund Investor Class	9,917,072	104,922,625
International Bond Fund Investor Class	3,015,476	41,553,252
		188,405,308
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,604,877,909)		2,185,096,094
OTHER ASSETS AND LIABILITIES†		(2,178)
TOTAL NET ASSETS — 100.0%		$2,185,093,916

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
14

JULY 31, 2021

One Choice Portfolio: Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.0%
Equity Growth Fund Investor Class	1,419,426	$53,200,101
Focused Dynamic Growth Fund Investor Class	836,200	49,778,986
Focused Large Cap Value Fund Investor Class	11,405,943	141,775,867
Growth Fund Investor Class	1,195,331	65,432,403
Heritage Fund Investor Class	2,725,649	79,316,393
Mid Cap Value Fund Investor Class	3,763,049	74,207,321
Small Cap Growth Fund Investor Class	945,058	24,533,697
Small Cap Value Fund Investor Class	2,192,311	24,444,263
Sustainable Equity Fund Investor Class	2,320,347	104,995,692
		617,684,723
International Equity Funds — 22.4%
Emerging Markets Fund Investor Class	3,020,349	43,915,873
International Growth Fund Investor Class	4,172,295	68,842,867
Non-U.S. Intrinsic Value Fund Investor Class	3,887,551	39,575,269
NT Global Real Estate Fund Investor Class	2,244,960	29,408,979
NT International Small-Mid Cap Fund Investor Class	1,817,926	27,868,811
NT International Value Fund Investor Class	3,134,987	33,230,861
		242,842,660
Domestic Fixed Income Funds — 16.3%
Core Plus Fund Investor Class	6,430,293	73,691,160
Inflation-Adjusted Bond Fund Investor Class	2,469,869	32,355,287
NT High Income Fund Investor Class	4,903,569	49,378,939
Short Duration Fund Investor Class	981,446	10,295,370
Short Duration Inflation Protection Bond Fund Investor Class	951,480	10,589,974
		176,310,730
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund Investor Class	1,466,435	15,544,211
Global Bond Fund Investor Class	2,934,701	31,049,139
		46,593,350
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $725,356,751)		1,083,431,463
OTHER ASSETS AND LIABILITIES†		(1,349)
TOTAL NET ASSETS — 100.0%		$1,083,430,114

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
15

JULY 31, 2021

One Choice Portfolio: Very Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 66.5%
Equity Growth Fund Investor Class	540,634	$20,262,969
Focused Dynamic Growth Fund Investor Class	417,793	24,871,221
Focused Large Cap Value Fund Investor Class	4,452,264	55,341,637
Growth Fund Investor Class	568,867	31,139,762
Heritage Fund Investor Class	1,221,645	35,549,874
Mid Cap Value Fund Investor Class	1,614,993	31,847,662
Small Cap Growth Fund Investor Class	520,131	13,502,611
Small Cap Value Fund Investor Class	1,217,136	13,571,066
Sustainable Equity Fund Investor Class	912,139	41,274,306
		267,361,108
International Equity Funds — 33.5%
Emerging Markets Fund Investor Class	1,870,091	27,191,122
International Growth Fund Investor Class	2,294,514	37,859,481
Non-U.S. Intrinsic Value Fund Investor Class	2,286,993	23,281,588
NT Global Real Estate Fund Investor Class	958,486	12,556,170
NT International Small-Mid Cap Fund Investor Class	1,311,765	20,109,362
NT International Value Fund Investor Class	1,280,099	13,569,047
		134,566,770
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $247,405,357)		401,927,878
OTHER ASSETS AND LIABILITIES†		6,980
TOTAL NET ASSETS — 100.0%		$401,934,858

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
16

Statements of Assets and Liabilities

JULY 31, 2021
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $441,016,107, $1,150,236,377 and $1,604,877,909, respectively)	$526,530,664	$1,453,994,554	$2,185,096,094
Receivable for investments sold	—	—	77,199
Receivable for capital shares sold	1,097,002	307,921	337,373
Distributions receivable from affiliates	283,328	704,233	1,087,199
	527,910,994	1,455,006,708	2,186,597,865

Liabilities
Payable for investments purchased	1,028,144	729,291	1,088,256
Payable for capital shares redeemed	351,918	283,894	413,586
Distribution and service fees payable	693	734	2,107
	1,380,755	1,013,919	1,503,949

Net Assets	$526,530,239	$1,453,992,789	$2,185,093,916

Net Assets Consist of:
Capital (par value and paid-in surplus)	$435,391,728	$1,112,216,361	$1,540,623,182
Distributable earnings	91,138,511	341,776,428	644,470,734
	$526,530,239	$1,453,992,789	$2,185,093,916

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$524,867,047	38,891,268	$13.50
R Class, $0.01 Par Value	$1,663,192	123,163	$13.50
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,452,249,538	92,421,396	$15.71
R Class, $0.01 Par Value	$1,743,251	110,973	$15.71
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$2,180,040,761	120,212,915	$18.13
R Class, $0.01 Par Value	$5,053,155	278,746	$18.13

See Notes to Financial Statements.
17

JULY 31, 2021
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $725,356,751 and $247,405,357, respectively)	$1,083,431,463	$401,927,878
Receivable for investments sold	154,071	—
Receivable for capital shares sold	173,194	78,054
Distributions receivable from affiliates	416,132	—
	1,084,174,860	402,005,932

Liabilities
Payable for investments purchased	416,853	48,763
Payable for capital shares redeemed	325,862	20,211
Distribution and service fees payable	2,031	2,100
	744,746	71,074

Net Assets	$1,083,430,114	$401,934,858

Net Assets Consist of:
Capital (par value and paid-in surplus)	$690,403,798	$238,977,515
Distributable earnings	393,026,316	162,957,343
	$1,083,430,114	$401,934,858

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$1,078,655,052	56,617,583	$19.05
R Class, $0.01 Par Value	$4,775,062	250,937	$19.03
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$396,903,328	17,681,563	$22.45
R Class, $0.01 Par Value	$5,031,530	224,402	$22.42

See Notes to Financial Statements.
18

Statements of Operations

YEAR ENDED JULY 31, 2021
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$7,714,941	$19,760,258	$23,741,696

Expenses:
Distribution and service fees - R Class	7,624	7,842	23,345
Directors' fees and expenses	13,787	37,416	55,629
Other expenses	—	204	102
	21,411	45,462	79,076

Net investment income (loss)	7,693,530	19,714,796	23,662,620

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	10,821,888	39,775,893	101,997,677
Capital gain distributions received from underlying funds	5,015,793	22,826,460	38,674,075
	15,837,681	62,602,353	140,671,752

Change in net unrealized appreciation (depreciation) on investments in underlying funds	30,133,466	127,389,212	251,515,080

Net realized and unrealized gain (loss) on affiliates	45,971,147	189,991,565	392,186,832

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,664,677	$209,706,361	$415,849,452

See Notes to Financial Statements.
19

YEAR ENDED JULY 31, 2021
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$10,565,035	$2,400,996

Expenses:
Distribution and service fees - R Class	21,226	19,527
Directors' fees and expenses	27,209	9,773
Other expenses	72	48
	48,507	29,348

Net investment income (loss)	10,516,528	2,371,648

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	51,362,090	13,189,650
Capital gain distributions received from underlying funds	21,614,397	9,814,250
	72,976,487	23,003,900

Change in net unrealized appreciation (depreciation) on investments in underlying funds	159,992,050	78,107,578

Net realized and unrealized gain (loss) on affiliates	232,968,537	101,111,478

Net Increase (Decrease) in Net Assets Resulting from Operations	$243,485,065	$103,483,126

See Notes to Financial Statements.
20

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2021 AND JULY 31, 2020
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	July 31, 2021	July 31, 2020	July 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$7,693,530	$7,497,391	$19,714,796	$20,019,796
Net realized gain (loss)	15,837,681	11,138,915	62,602,353	45,841,533
Change in net unrealized appreciation (depreciation)	30,133,466	8,534,805	127,389,212	22,858,567
Net increase (decrease) in net assets resulting from operations	53,664,677	27,171,111	209,706,361	88,719,896

Distributions to Shareholders
From earnings:
Investor Class	(16,725,082)	(15,252,884)	(68,286,945)	(58,361,840)
R Class	(46,739)	(27,164)	(69,150)	(41,650)
Decrease in net assets from distributions	(16,771,821)	(15,280,048)	(68,356,095)	(58,403,490)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	28,938,423	22,272,721	65,746,050	(24,691,769)

Net increase (decrease) in net assets	65,831,279	34,163,784	207,096,316	5,624,637

Net Assets
Beginning of period	460,698,960	426,535,176	1,246,896,473	1,241,271,836
End of period	$526,530,239	$460,698,960	$1,453,992,789	$1,246,896,473

See Notes to Financial Statements.
21

YEARS ENDED JULY 31, 2021 AND JULY 31, 2020
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	July 31, 2021	July 31, 2020	July 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$23,662,620	$28,753,804	$10,516,528	$13,878,341
Net realized gain (loss)	140,671,752	111,378,992	72,976,487	103,731,994
Change in net unrealized appreciation (depreciation)	251,515,080	6,697,868	159,992,050	(58,178,753)
Net increase (decrease) in net assets resulting from operations	415,849,452	146,830,664	243,485,065	59,431,582

Distributions to Shareholders
From earnings:
Investor Class	(162,080,328)	(117,958,666)	(84,452,262)	(109,070,189)
R Class	(353,460)	(233,199)	(357,864)	(356,880)
Decrease in net assets from distributions	(162,433,788)	(118,191,865)	(84,810,126)	(109,427,069)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	93,774,620	(76,079,931)	38,380,660	(399,643,724)

Net increase (decrease) in net assets	347,190,284	(47,441,132)	197,055,599	(449,639,211)

Net Assets
Beginning of period	1,837,903,632	1,885,344,764	886,374,515	1,336,013,726
End of period	$2,185,093,916	$1,837,903,632	$1,083,430,114	$886,374,515
See Notes to Financial Statements.
22

YEARS ENDED JULY 31, 2021 AND JULY 31, 2020
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	July 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$2,371,648	$3,576,604
Net realized gain (loss)	23,003,900	28,045,390
Change in net unrealized appreciation (depreciation)	78,107,578	(5,149,277)
Net increase (decrease) in net assets resulting from operations	103,483,126	26,472,717

Distributions to Shareholders
From earnings:
Investor Class	(27,148,582)	(26,563,122)
R Class	(271,471)	(200,328)
Decrease in net assets from distributions	(27,420,053)	(26,763,450)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	18,205,744	(193,823)

Net increase (decrease) in net assets	94,268,817	(484,556)

Net Assets
Beginning of period	307,666,041	308,150,597
End of period	$401,934,858	$307,666,041

See Notes to Financial Statements.
23

Notes to Financial Statements

JULY 31, 2021

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

24

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended July 31, 2021 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2021 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$112,791,898	$282,122,617	$609,571,368	$202,180,244	$55,808,900
Sales	$87,891,035	$242,191,724	$615,958,621	$216,545,221	$52,844,291

25

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	8,496,388	$109,821,723	10,580,148	$127,196,729
Issued in reinvestment of distributions	1,284,096	16,550,736	1,244,412	15,053,823
Redeemed	(7,526,643)	(97,719,328)	(10,122,763)	(120,486,847)
	2,253,841	28,653,131	1,701,797	21,763,705
R Class
Sold	61,862	802,864	68,275	815,963
Issued in reinvestment of distributions	3,623	46,739	2,240	27,164
Redeemed	(43,172)	(564,311)	(28,776)	(334,111)
	22,313	285,292	41,739	509,016
Net increase (decrease)	2,276,154	$28,938,423	1,743,536	$22,272,721
One Choice Portfolio: Conservative
Investor Class
Sold	12,965,630	$193,157,445	12,608,778	$170,640,483
Issued in reinvestment of distributions	4,543,524	66,867,327	4,187,666	57,072,820
Redeemed	(13,056,767)	(194,455,118)	(19,039,817)	(252,908,010)
	4,452,387	65,569,654	(2,243,373)	(25,194,707)
R Class
Sold	41,841	623,314	51,095	681,955
Issued in reinvestment of distributions	4,699	69,148	3,050	41,650
Redeemed	(34,704)	(516,066)	(16,605)	(220,667)
	11,836	176,396	37,540	502,938
Net increase (decrease)	4,464,223	$65,746,050	(2,205,833)	$(24,691,769)
One Choice Portfolio: Moderate
Investor Class
Sold	12,472,638	$213,961,567	11,860,935	$181,408,936
Issued in reinvestment of distributions	9,574,590	159,403,973	7,504,237	115,809,266
Redeemed	(16,383,226)	(279,835,859)	(24,904,467)	(373,658,278)
	5,664,002	93,529,681	(5,539,295)	(76,440,076)
R Class
Sold	73,951	1,272,878	79,887	1,225,827
Issued in reinvestment of distributions	21,256	353,460	15,059	232,896
Redeemed	(80,566)	(1,381,399)	(71,527)	(1,098,578)
	14,641	244,939	23,419	360,145
Net increase (decrease)	5,678,643	$93,774,620	(5,515,876)	$(76,079,931)

26

	Year ended July 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	5,182,297	$92,056,005	5,304,515	$82,007,218
Issued in reinvestment of distributions	4,859,888	82,795,428	6,783,657	107,385,285
Redeemed	(7,800,205)	(137,023,125)	(36,992,420)	(589,778,436)
	2,241,980	37,828,308	(24,904,248)	(400,385,933)
R Class
Sold	95,269	1,695,220	90,650	1,430,718
Issued in reinvestment of distributions	15,517	259,299	22,393	355,148
Redeemed	(78,948)	(1,402,167)	(66,589)	(1,043,657)
	31,838	552,352	46,454	742,209
Net increase (decrease)	2,273,818	$38,380,660	(24,857,794)	$(399,643,724)
One Choice Portfolio: Very Aggressive
Investor Class
Sold	2,502,273	$52,015,631	2,617,466	$43,921,594
Issued in reinvestment of distributions	1,345,128	26,579,717	1,463,373	25,960,237
Redeemed	(3,027,152)	(61,658,599)	(4,229,468)	(70,802,317)
	820,249	16,936,749	(148,629)	(920,486)
R Class
Sold	98,793	2,048,922	82,971	1,401,843
Issued in reinvestment of distributions	13,592	269,127	11,273	200,328
Redeemed	(51,524)	(1,049,054)	(52,276)	(875,508)
	60,861	1,268,995	41,968	726,663
Net increase (decrease)	881,110	$18,205,744	(106,661)	$(193,823)

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

27

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2021 and July 31, 2020 were as follows:

	2021		2020
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Portfolio: Very Conservative	$8,112,947	$8,658,874	$7,490,495	$7,789,553
One Choice Portfolio: Conservative	$23,616,906	$44,739,189	$20,190,845	$38,212,645
One Choice Portfolio: Moderate	$28,430,932	$134,002,856	$29,383,876	$88,807,989
One Choice Portfolio: Aggressive	$12,033,478	$72,776,648	$13,768,383	$95,658,686
One Choice Portfolio: Very Aggressive	$3,417,793	$24,002,260	$3,794,649	$22,968,801

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$450,330,854	$1,169,846,056	$1,646,045,659
Gross tax appreciation of investments	$76,199,810	$284,148,498	$539,050,435
Gross tax depreciation of investments	—	—	—
Net tax appreciation (depreciation) of investments	$76,199,810	$284,148,498	$539,050,435
Undistributed ordinary income	$2,133,872	$2,498,604	$6,822,711
Accumulated long-term gains	$12,804,829	$55,129,326	$98,597,588

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$751,128,571	$259,633,968
Gross tax appreciation of investments	$332,302,892	$142,293,910
Gross tax depreciation of investments	—	—
Net tax appreciation (depreciation) of investments	$332,302,892	$142,293,910
Undistributed ordinary income	$6,761,491	$1,128,241
Accumulated long-term gains	$53,961,933	$19,535,192

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

28

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 51% of the shares of Core Plus Fund.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

29

10. Affiliated Fund Transactions
A summary of transactions for each underlying fund for the period ended July 31, 2021 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$89,375	$27,820	$6,648	$(2,750)	$107,797	9,582	$(164)	$4,047
Inflation-Adjusted Bond Fund	45,851	5,100	906	2,920	52,965	4,043	8	679
NT High Income Fund	9,126	8,106	7,481	883	10,634	1,056	(25)	618
Short Duration Fund	31,834	35,579	—	698	68,111	6,493	—	784
Short Duration Inflation Protection Bond Fund	59,506	4,799	253	4,168	68,220	6,129	5	562
Equity Growth Fund	10,177	1,472	1,300	1,785	12,134	324	164	1,270
Focused Large Cap Value Fund(3)	26,039	8,668	4,700	8,082	38,089	3,064	406	772
Growth Fund	15,751	773	8,745	(3,577)	4,202	77	6,380	374
Heritage Fund	6,381	830	1,273	970	6,908	237	539	780
Mid Cap Value Fund	19,186	1,482	3,707	5,313	22,274	1,130	1,024	388
NT Disciplined Growth Fund	7,635	1,082	1,262	754	8,209	484	206	971
Real Estate Fund	11,555	998	6,265	1,802	8,090	241	948	186
Small Cap Growth Fund	2,850	2,532	788	522	5,116	197	273	265
Small Cap Value Fund	2,473	2,149	997	1,456	5,081	456	143	8
Sustainable Equity Fund	20,306	612	3,998	5,650	22,570	499	909	87
Emerging Markets Debt Fund	6,788	730	—	193	7,711	727	—	262
Global Bond Fund	36,390	4,744	—	687	41,821	3,953	—	118
International Bond Fund	32,266	4,031	275	577	36,599	2,656	6	559
U.S. Government Money Market Fund	27,185	1,285	28,470	—	—	—	—	1
	$460,674	$112,792	$77,068	$30,133	$526,531	41,348	$10,822	$12,731
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$242,395	$69,116	$7,452	$(7,592)	$296,467	26,353	$(211)	$10,893
Inflation-Adjusted Bond Fund	87,127	9,594	—	5,600	102,321	7,811	—	1,294
NT High Income Fund	25,000	18,155	13,057	2,337	32,435	3,221	(24)	1,666
Short Duration Fund	—	83,520	—	719	84,239	8,030	—	780
Short Duration Inflation Protection Bond Fund	61,126	6,307	—	4,329	71,762	6,448	—	584
Equity Growth Fund	41,950	4,959	4,611	7,072	49,370	1,317	776	4,959
Focused Large Cap Value Fund(3)	82,054	13,983	979	25,438	120,496	9,694	39	2,410
Growth Fund	70,769	2,016	33,156	(7,377)	32,252	589	22,070	2,016
Heritage Fund	36,427	4,607	5,741	6,368	41,661	1,432	2,397	4,607
Mid Cap Value Fund	66,629	1,493	7,721	19,995	80,396	4,077	1,855	1,379
NT Disciplined Growth Fund	33,754	4,353	3,083	3,793	38,817	2,290	545	4,353
Small Cap Growth Fund	11,050	12,197	2,734	2,194	22,707	875	1,034	1,067
Small Cap Value Fund	9,515	9,037	2,231	6,353	22,674	2,034	118	34
Sustainable Equity Fund	80,530	7,966	17,887	23,367	93,976	2,077	5,096	400
Emerging Markets Debt Fund	24,869	2,515	—	703	28,087	2,650	—	951
Global Bond Fund	85,969	11,423	—	1,636	99,028	9,360	—	275
International Bond Fund	69,385	6,884	181	1,249	77,337	5,612	—	1,189
International Growth Fund	51,095	6,530	8,298	7,377	56,704	3,437	3,535	2,054
NT Global Real Estate Fund	28,759	3,163	12,037	5,370	25,255	1,928	2,439	220
NT International Small-Mid Cap Fund	13,571	432	2,475	3,590	15,118	986	703	432
NT International Value Fund	53,623	3,634	9,232	14,868	62,893	5,933	(596)	1,022
U.S. Government Money Market Fund	71,302	239	71,541	—	—	—	—	2
	$1,246,899	$282,123	$202,416	$127,389	$1,453,995	106,154	$39,776	$42,587
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Equity Growth Fund	$80,803	$9,638	$8,106	$14,024	$96,359	2,571	$1,195	$9,638
Focused Dynamic Growth Fund	35,858	221	4,859	7,960	39,180	658	3,237	221
Focused Large Cap Value Fund(3)	141,703	35,104	91	43,438	220,154	17,711	—	4,214
Growth Fund	123,682	3,662	40,448	(1,197)	85,699	1,566	30,514	3,662
Heritage Fund	95,712	15,886	16,209	17,726	113,115	3,887	5,433	12,452
Mid Cap Value Fund	105,874	3,036	12,070	33,670	130,510	6,618	1,669	2,231
NT Disciplined Growth Fund	35,952	4,531	3,254	3,330	40,559	2,393	1,251	4,531
Small Cap Growth Fund	26,250	18,521	5,812	5,347	44,306	1,707	2,105	2,644
Small Cap Value Fund	22,182	12,109	4,573	15,024	44,742	4,013	404	80
Sustainable Equity Fund	165,138	11,299	25,926	51,525	202,036	4,465	5,727	800
Core Plus Fund	—	328,435	19,341	4,481	313,575	27,363	84	5,290
Inflation-Adjusted Bond Fund	91,229	11,899	—	5,958	109,086	8,327	—	1,378
NT High Income Fund	46,048	18,245	10,918	4,102	57,477	5,708	(11)	2,843
Short Duration Fund	—	82,600	—	712	83,312	7,942	—	774
Short Duration Inflation Protection Bond Fund	18,269	1,866	—	1,290	21,425	1,925	—	174
Emerging Markets Fund	76,307	1,367	20,309	(66)	57,299	3,941	15,560	420
International Growth Fund	102,634	11,517	13,465	16,565	117,251	7,106	5,833	4,361
Non-U.S. Intrinsic Value Fund	42,085	2,058	3,974	13,495	53,664	5,271	(94)	664
NT Global Real Estate Fund	49,799	7,229	18,714	10,910	49,224	3,758	3,240	392
NT International Small-Mid Cap Fund	39,585	1,285	6,687	10,945	45,128	2,944	1,712	1,285
NT International Value Fund	61,942	5,759	12,205	17,095	72,591	6,848	(918)	1,151
Emerging Markets Debt Fund	36,642	4,251	—	1,036	41,929	3,956	—	1,412
Global Bond Fund	90,105	13,095	—	1,722	104,922	9,917	—	292
International Bond Fund	37,216	3,721	46	662	41,553	3,015	1	643
Diversified Bond Fund	246,678	952	219,391	(28,239)	—	—	25,056	862
U.S. Government Money Market Fund	66,278	1,285	67,563	—	—	—	—	2
	$1,837,971	$609,571	$513,961	$251,515	$2,185,096	143,610	$101,998	$62,416
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Equity Growth Fund	$43,630	$5,242	$3,511	$7,839	$53,200	1,419	$450	$5,243
Focused Dynamic Growth Fund	42,615	276	4,133	11,021	49,779	836	2,614	276
Focused Large Cap Value Fund(3)	92,786	21,120	352	28,222	141,776	11,406	12	2,736
Growth Fund	78,104	2,546	17,399	2,181	65,432	1,195	17,554	2,430
Heritage Fund	65,053	10,275	8,175	12,163	79,316	2,726	3,607	8,483
Mid Cap Value Fund	59,267	1,876	5,492	18,556	74,207	3,763	1,411	1,265
Small Cap Growth Fund	15,731	9,494	3,768	3,077	24,534	945	1,244	1,544
Small Cap Value Fund	13,580	6,169	3,992	8,687	24,444	2,192	422	47
Sustainable Equity Fund	84,755	5,624	12,226	26,843	104,996	2,320	2,583	409
Emerging Markets Fund	51,238	1,791	9,838	725	43,916	3,020	9,200	290
International Growth Fund	59,186	6,706	6,775	9,726	68,843	4,172	3,206	2,546
Non-U.S. Intrinsic Value Fund	30,274	1,574	2,033	9,760	39,575	3,888	(79)	479
NT Global Real Estate Fund	26,117	6,355	9,584	6,521	29,409	2,245	1,537	223
NT International Small-Mid Cap Fund	24,268	782	3,879	6,698	27,869	1,818	1,001	782
NT International Value Fund	27,582	3,383	5,359	7,625	33,231	3,135	(405)	514
Core Plus Fund	—	83,233	10,685	1,143	73,691	6,430	90	1,150
Inflation-Adjusted Bond Fund	25,269	5,332	—	1,755	32,356	2,470	—	407
NT High Income Fund	38,840	10,969	3,903	3,473	49,379	4,904	(4)	2,391
Short Duration Fund	—	10,208	—	87	10,295	981	—	95
Short Duration Inflation Protection Bond Fund	8,577	1,384	—	629	10,590	951	—	85
Emerging Markets Debt Fund	12,884	2,295	—	365	15,544	1,466	—	513
Global Bond Fund	25,124	5,425	—	500	31,049	2,935	—	85
Diversified Bond Fund	53,194	121	45,711	(7,604)	—	—	6,919	186
U.S. Government Money Market Fund	8,368	—	8,368	—	—	—	—	—
	$886,442	$202,180	$165,183	$159,992	$1,083,431	65,217	$51,362	$32,179
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Equity Growth Fund	$13,311	$5,017	$944	$2,879	$20,263	541	$(3)	$1,964
Focused Dynamic Growth Fund	19,497	1,750	1,934	5,558	24,871	418	989	132
Focused Large Cap Value Fund(3)	33,723	13,683	2,615	10,551	55,342	4,452	111	1,032
Growth Fund	33,374	2,178	7,283	2,871	31,140	569	6,139	1,108
Heritage Fund	27,276	6,512	3,897	5,659	35,550	1,222	1,192	3,719
Mid Cap Value Fund	23,179	2,651	1,898	7,916	31,848	1,615	169	516
Small Cap Growth Fund	8,688	4,893	1,941	1,863	13,503	520	536	920
Small Cap Value Fund	8,089	3,113	2,688	5,057	13,571	1,217	211	27
Sustainable Equity Fund	31,746	785	1,896	10,639	41,274	912	231	143
Emerging Markets Fund	27,085	1,943	4,929	3,092	27,191	1,870	2,094	161
International Growth Fund	29,485	4,465	2,004	5,913	37,859	2,295	852	1,366
Non-U.S. Intrinsic Value Fund	17,200	1,695	1,211	5,598	23,282	2,287	(49)	275
NT Global Real Estate Fund	9,061	4,510	3,805	2,790	12,556	958	441	91
NT International Small-Mid Cap Fund	16,241	635	1,741	4,974	20,109	1,312	331	560
NT International Value Fund	9,711	1,979	869	2,748	13,569	1,280	(54)	201
	$307,666	$55,809	$39,655	$78,108	$401,928	21,468	$13,190	$12,215
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2021	$12.54	0.20	1.20	1.40	(0.19)	(0.25)	(0.44)	$13.50	11.39%	0.00%(4)	1.55%	18%	$524,867
2020	$12.19	0.21	0.57	0.78	(0.21)	(0.22)	(0.43)	$12.54	6.56%	0.00%(4)	1.73%	22%	$459,434
2019	$12.05	0.29	0.32	0.61	(0.29)	(0.18)	(0.47)	$12.19	5.31%	0.00%(4)	2.48%	11%	$425,814
2018	$12.07	0.24	0.14	0.38	(0.24)	(0.16)	(0.40)	$12.05	3.13%	0.01%	2.01%	14%	$439,590
2017	$11.97	0.18	0.18	0.36	(0.17)	(0.09)	(0.26)	$12.07	3.10%	0.00%(4)	1.49%	13%	$442,359
R Class
2021	$12.55	0.14	1.19	1.33	(0.13)	(0.25)	(0.38)	$13.50	10.73%	0.50%	1.05%	18%	$1,663
2020	$12.19	0.14	0.59	0.73	(0.15)	(0.22)	(0.37)	$12.55	6.11%	0.50%	1.23%	22%	$1,265
2019	$12.06	0.21	0.33	0.54	(0.23)	(0.18)	(0.41)	$12.19	4.69%	0.50%	1.98%	11%	$721
2018	$12.08	0.19	0.13	0.32	(0.18)	(0.16)	(0.34)	$12.06	2.61%	0.51%	1.51%	14%	$363
2017	$11.97	0.12	0.19	0.31	(0.11)	(0.09)	(0.20)	$12.08	2.67%	0.50%	0.99%	13%	$129

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2021	$14.16	0.22	2.11	2.33	(0.22)	(0.56)	(0.78)	$15.71	16.82%	0.00%(4)	1.46%	18%	$1,452,250
2020	$13.75	0.22	0.84	1.06	(0.22)	(0.43)	(0.65)	$14.16	7.95%	0.00%(4)	1.64%	24%	$1,245,493
2019	$13.90	0.33	0.19	0.52	(0.33)	(0.34)	(0.67)	$13.75	4.25%	0.00%(4)	2.45%	11%	$1,240,425
2018	$13.62	0.28	0.46	0.74	(0.28)	(0.18)	(0.46)	$13.90	5.43%	0.01%	2.01%	8%	$1,301,374
2017	$13.16	0.19	0.65	0.84	(0.20)	(0.18)	(0.38)	$13.62	6.54%	0.00%(4)	1.48%	12%	$1,222,832
R Class
2021	$14.15	0.14	2.12	2.26	(0.14)	(0.56)	(0.70)	$15.71	16.30%	0.50%	0.96%	18%	$1,743
2020	$13.74	0.15	0.85	1.00	(0.16)	(0.43)	(0.59)	$14.15	7.42%	0.50%	1.14%	24%	$1,403
2019	$13.89	0.25	0.21	0.46	(0.27)	(0.34)	(0.61)	$13.74	3.73%	0.50%	1.95%	11%	$847
2018	$13.61	0.21	0.46	0.67	(0.21)	(0.18)	(0.39)	$13.89	4.90%	0.51%	1.51%	8%	$568
2017	$13.16	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	$13.61	5.93%	0.50%	0.98%	12%	$290

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2021	$16.01	0.20	3.36	3.56	(0.20)	(1.24)	(1.44)	$18.13	23.09%	0.00%(4)	1.18%	30%	$2,180,041
2020	$15.67	0.24	1.10	1.34	(0.24)	(0.76)	(1.00)	$16.01	8.86%	0.00%(4)	1.59%	28%	$1,833,678
2019	$16.11	0.35	0.14	0.49	(0.35)	(0.58)	(0.93)	$15.67	3.81%	0.00%(4)	2.28%	14%	$1,881,575
2018	$15.41	0.32	0.89	1.21	(0.32)	(0.19)	(0.51)	$16.11	7.95%	0.01%	2.02%	8%	$1,953,345
2017	$14.53	0.21	1.21	1.42	(0.21)	(0.33)	(0.54)	$15.41	10.09%	0.00%(4)	1.44%	15%	$1,841,820
R Class
2021	$16.00	0.11	3.37	3.48	(0.11)	(1.24)	(1.35)	$18.13	22.54%	0.50%	0.68%	30%	$5,053
2020	$15.66	0.16	1.11	1.27	(0.17)	(0.76)	(0.93)	$16.00	8.32%	0.50%	1.09%	28%	$4,226
2019	$16.10	0.26	0.16	0.42	(0.28)	(0.58)	(0.86)	$15.66	3.29%	0.50%	1.78%	14%	$3,770
2018	$15.41	0.24	0.88	1.12	(0.24)	(0.19)	(0.43)	$16.10	7.34%	0.51%	1.52%	8%	$2,804
2017	$14.53	0.13	1.22	1.35	(0.14)	(0.33)	(0.47)	$15.41	9.54%	0.50%	0.94%	15%	$1,677

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2021	$16.24	0.19	4.23	4.42	(0.17)	(1.44)	(1.61)	$19.05	28.36%	0.00%(4)	1.07%	21%	$1,078,655
2020	$16.82	0.25	1.23	1.48	(0.26)	(1.80)	(2.06)	$16.24	9.12%	0.00%(4)	1.56%	27%	$882,822
2019	$17.44	0.36	0.07	0.43	(0.36)	(0.69)	(1.05)	$16.82	3.53%	0.00%(4)	2.17%	23%	$1,333,116
2018	$16.39	0.34	1.27	1.61	(0.32)	(0.24)	(0.56)	$17.44	9.97%	0.01%	1.99%	11%	$1,357,007
2017	$15.15	0.21	1.67	1.88	(0.22)	(0.42)	(0.64)	$16.39	12.88%	0.00%(4)	1.39%	18%	$1,223,445
R Class
2021	$16.21	0.10	4.23	4.33	(0.07)	(1.44)	(1.51)	$19.03	27.80%	0.50%	0.57%	21%	$4,775
2020	$16.78	0.17	1.23	1.40	(0.17)	(1.80)	(1.97)	$16.21	8.60%	0.50%	1.06%	27%	$3,552
2019	$17.41	0.26	0.08	0.34	(0.28)	(0.69)	(0.97)	$16.78	2.94%	0.50%	1.67%	23%	$2,898
2018	$16.36	0.26	1.27	1.53	(0.24)	(0.24)	(0.48)	$17.41	9.43%	0.51%	1.49%	11%	$2,237
2017	$15.12	0.13	1.67	1.80	(0.14)	(0.42)	(0.56)	$16.36	12.33%	0.50%	0.89%	18%	$1,457

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2021	$18.07	0.14	5.90	6.04	(0.13)	(1.53)	(1.66)	$22.45	34.63%	0.00%(4)	0.67%	15%	$396,903
2020	$17.99	0.21	1.49	1.70	(0.22)	(1.40)	(1.62)	$18.07	9.61%	0.00%(4)	1.21%	33%	$304,714
2019	$19.07	0.30	(0.14)	0.16	(0.31)	(0.93)	(1.24)	$17.99	2.10%	0.00%(4)	1.70%	19%	$305,967
2018	$17.53	0.32	1.88	2.20	(0.33)	(0.33)	(0.66)	$19.07	12.68%	0.01%	1.70%	8%	$321,525
2017	$15.83	0.17	2.25	2.42	(0.15)	(0.57)	(0.72)	$17.53	15.85%	0.00%(4)	1.03%	11%	$288,436
R Class
2021	$18.05	0.03	5.89	5.92	(0.02)	(1.53)	(1.55)	$22.42	33.90%	0.50%	0.17%	15%	$5,032
2020	$17.96	0.12	1.49	1.61	(0.12)	(1.40)	(1.52)	$18.05	9.11%	0.50%	0.71%	33%	$2,952
2019	$19.04	0.20	(0.12)	0.08	(0.23)	(0.93)	(1.16)	$17.96	1.58%	0.50%	1.20%	19%	$2,184
2018	$17.50	0.20	1.90	2.10	(0.23)	(0.33)	(0.56)	$19.04	12.13%	0.51%	1.20%	8%	$1,376
2017	$15.81	0.08	2.24	2.32	(0.06)	(0.57)	(0.63)	$17.50	15.21%	0.50%	0.53%	11%	$619

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
(4)Ratio was less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® Portfolio: Very Conservative, One Choice® Portfolio: Conservative, One Choice® Portfolio: Moderate, One Choice® Portfolio: Aggressive, and One Choice® Portfolio: Very Aggressive, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds of the American Century Asset Allocation Portfolios, Inc. as of July 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Kansas City, Missouri
September 15, 2021

We have served as the auditor of one or more American Century investment companies since 1997.
40

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	72	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust) (2013 to 2016)
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	72	None
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	72	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to Present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	72	None
41

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	72	MGP Ingredients, Inc. (2019 to 2021)
Jan M. Lewis (1957)	Director	Since 2011	Retired	72	None
John R. Whitten (1946)	Director	Since 2008	Retired	72	Onto Innovation Inc. (2019 to 2020); Rudolph Technologies, Inc. (2006 to 2019)
Stephen E. Yates (1948)	Director and Chairman of the Board	Since 2012 (Chairman since 2018)	Retired	103	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	141	None

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.
42

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

43

Approval of Management Agreement

At a meeting held on June 30, 2021, the Funds' Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of each Fund's management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of each Fund's management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to each Fund including without limitation portfolio management and trading services, shareholder and intermediary services, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided to each Fund and its shareholders on a routine and non-routine basis;
•the Funds' investment performance, including data comparing each Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Funds' service providers;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•financial data showing the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the overall profitability of the Advisor;
•possible economies of scale associated with the Advisor’s management of the Fund and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Funds and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Funds.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

44

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including cyber security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Each Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.
45

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund bears its pro rata share of the expenses incurred by the underlying funds. Each underlying fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the funds' independent directors (including their independent legal counsel), as well as expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board concluded that the underlying fund expenses incurred by each Fund were reasonable in light of the services provided to each Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund's Rule 12b-1 Plan and that all
46

such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds' operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Funds and the Advisor should be renewed.
47

Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “program”). The Funds' Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Funds' liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of the Funds' investments, limiting the amount of the Funds' illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Funds' investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No significant liquidity events impacting the Funds were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Funds' liquidity risk.

48

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

49

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2021.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2021 as qualified for the corporate dividends received deduction.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$1,100,542	$3,834,982	$6,703,266	$3,927,502	$1,508,206

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2021.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$748,205	—	$5,364,614	$3,338,766	$1,337,141

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2021.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$8,658,874	$44,739,189	$134,002,856	$72,776,648	$24,002,260

For the fiscal year ended July 31, 2021, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Portfolio: Very Conservative	—	—	—	—
One Choice Portfolio: Conservative	$134,354	$0.0015	$1,163,931	$0.0126
One Choice Portfolio: Moderate	$447,694	$0.0037	$3,203,514	$0.0266
One Choice Portfolio: Aggressive	$273,025	$0.0048	$1,878,500	$0.0330
One Choice Portfolio: Very Aggressive	$143,408	$0.0080	$948,225	$0.0530

50

Notes
51

Notes
52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93180 2109

Annual Report

July 31, 2021

One Choice® In Retirement Portfolio	One Choice® 2045 Portfolio
Investor Class (ARTOX)	Investor Class (AROIX)
I Class (ATTIX)	I Class (AOOIX)
A Class (ARTAX)	A Class (AROAX)
C Class (ATTCX)	C Class (AROCX)
R Class (ARSRX)	R Class (ARORX)
R6 Class (ARDTX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2021. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Stocks Delivered Strong Gains

Global equities and other risk-on assets rallied for the 12-month period, benefiting from ongoing central bank and federal government support. These programs helped sustain investor confidence and bolster the economic landscape, despite ongoing challenges from COVID-19 and the inconsistent lifting of virus-related restrictions.

In general, data on U.S. manufacturing, employment, housing and corporate earnings remained upbeat during the period. Additionally, expanding COVID-19 vaccine availability and two federal coronavirus aid packages also helped promote investor optimism. Outside the U.S., economies recovered but at a slower pace. Virus outbreaks and slower vaccine rollouts led to lingering lockdowns in some regions.

Against this backdrop, inflation rose, but central banks remained supportive. In the U.S., where annual inflation soared to a 13-year high, the Federal Reserve (Fed) insisted temporary supply chain disruptions and other transient factors were at play. The Fed left interest rates unchanged but hinted it may start hiking rates in 2023, sooner than its previous timetable of 2024.

Despite ongoing pandemic-related challenges, including the emergence of the delta variant of COVID-19, risk assets remained in favor, and global stocks delivered stellar 12-month returns. The U.S. generally outperformed other developed markets, as the S&P 500 Index returned more than 36%. Value stocks generally outperformed growth stocks, while small caps sharply outpaced large caps. The broad U.S. bond market declined modestly, but global bonds delivered a slight gain.

Several Influences Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to the spread of the delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of July 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	15.64%	7.72%	6.89%	—	8/31/04
S&P Target Date Retirement Income Index	—	9.46%	6.17%	5.47%	—	—
I Class	ATTIX	15.78%	7.94%	7.09%	—	8/31/04
A Class	ARTAX					8/31/04
No sales charge		15.28%	7.46%	6.62%	—
With sales charge		8.67%	6.19%	5.99%	—
C Class	ATTCX	14.40%	6.65%	5.82%	—	3/1/10
R Class	ARSRX	15.00%	7.20%	6.36%	—	8/31/04
R6 Class	ARDTX	15.94%	8.07%	—	6.97%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice In Retirement Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice In Retirement Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2025 Portfolio
Investor Class	ARWIX	16.85%	8.44%	7.64%	—	8/31/04
S&P Target Date To 2025 Index	—	16.22%	8.51%	7.36%	—	—
I Class	ARWFX	17.15%	8.66%	7.86%	—	8/31/04
A Class	ARWAX					8/31/04
No sales charge		16.57%	8.17%	7.38%	—
With sales charge		9.83%	6.89%	6.74%	—
C Class	ARWCX	15.70%	7.38%	6.57%	—	3/1/10
R Class	ARWRX	16.29%	7.90%	7.11%	—	8/31/04
R6 Class	ARWDX	17.32%	8.80%	—	7.71%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2025 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2025 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2030 Portfolio
Investor Class	ARCVX	18.62%	9.20%	8.23%	—	5/30/08
S&P Target Date To 2030 Index	—	20.40%	9.61%	8.14%	—	—
I Class	ARCSX	18.94%	9.42%	8.44%	—	5/30/08
A Class	ARCMX					5/30/08
No sales charge		18.37%	8.93%	7.95%	—
With sales charge		11.60%	7.64%	7.31%	—
C Class	ARWOX	17.48%	8.12%	7.15%	—	3/1/10
R Class	ARCRX	18.08%	8.66%	7.68%	—	5/30/08
R6 Class	ARCUX	19.11%	9.55%	—	8.28%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2030 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2030 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2035 Portfolio
Investor Class	ARYIX	20.75%	10.01%	8.85%	—	8/31/04
S&P Target Date To 2035 Index	—	24.38%	10.56%	8.79%	—	—
I Class	ARLIX	20.96%	10.21%	9.07%	—	8/31/04
A Class	ARYAX					8/31/04
No sales charge		20.47%	9.73%	8.59%	—
With sales charge		13.54%	8.45%	7.95%	—
C Class	ARLCX	19.56%	8.90%	7.77%	—	3/1/10
R Class	ARYRX	20.18%	9.45%	8.32%	—	8/31/04
R6 Class	ARLDX	21.24%	10.36%	—	8.91%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2035 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2035 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2040 Portfolio
Investor Class	ARDVX	22.90%	10.81%	9.48%	—	5/30/08
S&P Target Date To 2040 Index	—	27.39%	11.29%	9.32%	—	—
I Class	ARDSX	23.14%	11.03%	9.70%	—	5/30/08
A Class	ARDMX					5/30/08
No sales charge		22.54%	10.52%	9.20%	—
With sales charge		15.50%	9.22%	8.55%	—
C Class	ARNOX	21.64%	9.71%	8.38%	—	3/1/10
R Class	ARDRX	22.26%	10.25%	8.93%	—	5/30/08
R6 Class	ARDUX	23.31%	11.18%	—	9.55%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2040 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2040 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2045 Portfolio
Investor Class	AROIX	25.08%	11.62%	10.05%	—	8/31/04
S&P Target Date To 2045 Index	—	29.74%	11.78%	9.73%	—	—
I Class	AOOIX	25.35%	11.84%	10.28%	—	8/31/04
A Class	AROAX					8/31/04
No sales charge		24.80%	11.34%	9.78%	—
With sales charge		17.61%	10.02%	9.13%	—
C Class	AROCX	23.89%	10.52%	8.97%	—	3/1/10
R Class	ARORX	24.49%	11.07%	9.51%	—	8/31/04
R6 Class	ARDOX	25.53%	11.99%	—	10.17%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2045 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2045 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2050 Portfolio
Investor Class	ARFVX	27.33%	12.33%	10.47%	—	5/30/08
S&P Target Date To 2050 Index	—	30.76%	12.16%	10.06%	—	—
I Class	ARFSX	27.61%	12.56%	10.69%	—	5/30/08
A Class	ARFMX					5/30/08
No sales charge		27.04%	12.05%	10.19%	—
With sales charge		19.71%	10.74%	9.54%	—
C Class	ARFDX	26.11%	11.22%	9.37%	—	3/1/10
R Class	ARFWX	26.73%	11.77%	9.91%	—	5/30/08
R6 Class	ARFEX	27.78%	12.71%	—	10.63%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2050 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2050 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2055 Portfolio
Investor Class	AREVX	28.45%	12.65%	10.71%	—	3/31/11
S&P Target Date To 2055 Index	—	31.43%	12.28%	10.27%	—	—
I Class	ARENX	28.69%	12.87%	10.93%	—	3/31/11
A Class	AREMX					3/31/11
No sales charge		28.12%	12.36%	10.42%	—
With sales charge		20.72%	11.04%	9.78%	—
C Class	AREFX	27.24%	11.52%	9.61%	—	3/31/11
R Class	AREOX	27.79%	12.07%	10.16%	—	3/31/11
R6 Class	AREUX	28.91%	13.02%	—	10.87%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2055 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2055 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2060 Portfolio
Investor Class	ARGVX	29.28%	12.84%	12.75%	9/30/15
S&P Target Date To 2060+ Index	—	31.65%	12.64%	12.77%	—
I Class	ARGNX	29.59%	13.07%	12.98%	9/30/15
A Class	ARGMX				9/30/15
No sales charge		29.01%	12.56%	12.46%
With sales charge		21.59%	11.24%	11.33%
C Class	ARGHX	27.97%	11.71%	11.63%	9/30/15
R Class	ARGRX	28.65%	12.27%	12.19%	9/30/15
R6 Class	ARGDX	29.76%	13.21%	13.12%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2060 Portfolio R6. Such historical performance began on September 30, 2015. The R6 Class of the fund acquired all of the assets of the One Choice 2060 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2021
	Ticker Symbol	Since Inception	Inception Date
One Choice 2065 Portfolio
Investor Class	ARHVX	30.02%	9/23/20
S&P Target Date To 2060+ Index	—	32.04%	—
I Class	ARHUX	30.19%	9/23/20
A Class	ARHMX		9/23/20
No sales charge		29.63%
With sales charge		22.17%
C Class	ARHEX		9/23/20
No sales charge		28.86%
With sales charge		27.86%
R Class	ARHFX	29.44%	9/23/20
R6 Class	ARHSX	30.44%	9/23/20
Fund returns would have been lower if a portion of the fees had not been waived. Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice In Retirement Portfolio — Investor Class
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $19,481

S&P Target Date Retirement Income Index — $17,039

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2025 Portfolio — Investor Class
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $20,899

S&P Target Date To 2025 Index — $20,358

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2030 Portfolio — Investor Class
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $22,061

S&P Target Date To 2030 Index — $21,882

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2035 Portfolio — Investor Class
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $23,374

S&P Target Date To 2035 Index — $23,232

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2040 Portfolio — Investor Class
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $24,757

S&P Target Date To 2040 Index — $24,407

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2045 Portfolio — Investor Class
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $26,069

S&P Target Date To 2045 Index — $25,323

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2050 Portfolio — Investor Class
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $27,082

S&P Target Date To 2050 Index — $26,112

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2055 Portfolio — Investor Class
$10,000 investment made July 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $27,682

S&P Target Date To 2055 Index — $26,599

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice 2060 Portfolio — Investor Class
$10,000 investment made September 30, 2015
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $20,152

S&P Target Date To 2060+ Index — $20,173

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice 2065 Portfolio — Investor Class
$10,000 investment made September 23, 2020
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2021
Investor Class — $13,002

S&P Target Date To 2060+ Index — $13,204

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Annual Fund Operating Expenses
	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	1.03%	1.78%	1.28%	0.50%
One Choice 2025 Portfolio	0.80%	0.61%	1.05%	1.80%	1.30%	0.51%
One Choice 2030 Portfolio	0.83%	0.64%	1.08%	1.83%	1.33%	0.53%
One Choice 2035 Portfolio	0.86%	0.67%	1.11%	1.86%	1.36%	0.56%
One Choice 2040 Portfolio	0.89%	0.69%	1.14%	1.89%	1.39%	0.58%
One Choice 2045 Portfolio	0.91%	0.71%	1.16%	1.91%	1.41%	0.60%
One Choice 2050 Portfolio	0.93%	0.73%	1.18%	1.93%	1.43%	0.61%
One Choice 2055 Portfolio	0.94%	0.74%	1.19%	1.94%	1.44%	0.61%
One Choice 2060 Portfolio	0.95%	0.75%	1.20%	1.95%	1.45%	0.62%
One Choice 2065 Portfolio	0.95%	0.76%	1.20%	1.95%	1.45%	0.62%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Rich Weiss, Scott Wilson, Radu Gabudean, Vidya Rajappa and John Donner

John Donner joined the management team during the reporting period.

Performance Summary

Each of the 10 One Choice® Target Date Portfolios produced strong positive returns for the fiscal year ended July 31, 2021, ranging from 15.64%* for the One Choice In Retirement Portfolio to 30.02% for the One Choice 2065 Portfolio (from inception: September 23, 2020). (See pages 3-17 for more detailed performance information.) The period was marked by a shift from growth-oriented investments to value-oriented investments as investors sought to take advantage of the reopening of the economy, especially in the U.S. In that environment, performance for the 12 months benefited from exposure to U.S. equity markets. Large-cap, value-oriented investments performed particularly well. In U.S. fixed-income allocations, holdings in the high-yield market were the leading contributors. In non-U.S. equity markets, large-cap growth stocks made strong contributions, while non-U.S. bond allocations made more modest contributions to absolute results.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Early in the period, global stocks rallied sharply, supported by strong economic and earnings data, accommodative monetary policy and optimism surrounding COVID-19 vaccine trials. Approval of COVID-19 vaccines further raised hopes that economic activity could soon normalize. In late 2020 and early 2021, distribution of the vaccines and continued monetary and fiscal relief resulted in a shift toward more economically sensitive cyclical stocks. As a result, value stocks outperformed growth, small-cap stocks led both mid- and large-cap stocks, and energy and financials outperformed technology and health care stocks. Questions about the strength of the global economic recovery remained, however, and a rise in COVID-19 cases and delays in vaccine rollouts also posed challenges, especially for emerging markets.

In U.S. equities markets, strong economic growth and earnings bolstered performance early in the period, but Congress and the White House failed to reach an agreement on another coronavirus relief package, which led to market volatility. But by late 2020, stocks had fully recovered from the pandemic-related sell-off and reached new highs, supported by the rollout of COVID-19 vaccines, increased growth expectations and positive corporate earnings reports. Fiscal policy also boosted the economic outlook as Congress passed the $1.9 trillion American Rescue Plan Act. U.S. stocks continued to rally in 2021 amid ongoing earnings strength, expanding vaccine availability and easing COVID-19 restrictions. Economic data remained uneven, however. Supply chain constraints, rising input prices and strong consumer demand drove inflation sharply higher, resulting in some volatility. A slight acceleration in the Federal Reserve’s (Fed’s) potential rate-hike timetable also added to market volatility late in the reporting period, though performance overall for the fiscal year remained quite strong.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized. Fund returns would have been lower if a portion of the fees had not been waived. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See pages 3-12 for returns for all share classes.

In the global bond market, returns were modestly positive, though they varied widely by sector and geography. For example, U.S. government bond returns were negative, mortgage-backed security returns were essentially flat, but investment-grade and high-yield corporate bonds performed well. This reflects strong corporate earnings and an improved economic outlook, which supported a rally in corporate bonds. Expectations for increased federal borrowing, improving economic growth and higher inflation pushed the U.S. 10-year Treasury yield to its highest level in more than a year by late March 2021. But uncertainty about the health of the job market and a resurgent virus ultimately led to a decline in bond yields throughout the rest of the reporting period.

Outside the U.S., government bonds generally managed small, positive returns, while higher-yielding segments of the market performed better. Initially, yields generally declined due to concerns about a second wave of COVID-19, continued global economic uncertainty and renewed trade tensions. Toward the end of 2020, global and U.S. bonds continued to post positive returns, though non-U.S. bonds outperformed their U.S. counterparts due largely to a weakening dollar.

In Europe, government bond yields edged lower as another wave of the virus led to renewed lockdowns and short-term economic uncertainty. Japan’s 10-year government bond yields remained near zero late in the year, while emerging markets bond returns rallied in the risk-on climate amid hopes for a return to normal in 2021. But conditions changed beginning in 2021 as government bond yields increased on expectations that vaccine distribution could lead to stronger economic growth. Yields in the eurozone rose sharply on expectations that stronger growth and higher inflation could lead to less accommodative monetary policy. Conditions reversed again in May, when the spread of the delta variant of COVID-19 raised fears of another dramatic economic slowdown. As a result, bond yields fell again and central banks around the globe generally left accommodative monetary policies in place to ensure an economic recovery.

Portfolio Information

Each One Choice Target Date Portfolio is a fund of funds that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. The Schedules of Investments within this report provide underlying fund allocations for each Portfolio. A Portfolio’s target date is the approximate year when investors plan to retire and likely would stop making new investments in the fund. One Choice In Retirement Portfolio is generally intended for investors near, at or in retirement. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-date Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and money market funds. By the time each Portfolio reaches its target date, its target asset mix will become fixed and match that of One Choice In Retirement Portfolio, which seeks current income and capital appreciation.

Portfolio Performance

Performance of the One Choice Portfolios varied compared with their respective S&P Target Date To benchmark indices. In Retirement and 2025 Portfolios outperformed largely because of greater exposure to equities than the benchmarks. However, the longer-dated Portfolios generally underperformed because of a comparative lack of equities, as well as negative security selection effects.

Equity holdings across the Portfolios generated positive absolute returns, with NT Focused Large Cap Value Fund and Sustainable Equity Fund being the leading contributors to performance. Bond holdings also added to absolute performance, with NT Diversified Bond Fund, Inflation-Adjusted Bond Fund and NT High Income Fund being the leading contributors. On a relative basis, NT Focused Large Cap Value Fund and NT Mid Cap Value Fund detracted most from performance compared with benchmarks. On the other hand, Small Cap Value Fund and Small Cap Growth Fund performed very well in absolute terms and versus their benchmarks. Among non-U.S. equities, Non-U.S. Intrinsic Value Fund was a notable contributor to relative and absolute returns. Bond holdings also supported relative performance, with NT High Income Fund leading the way.

Dynamic Risk Management Process

While the global economic and corporate profit recoveries are progressing, market risks remain. Volatility could spike if investors’ assumptions about inflation, interest rates and corporate earnings disappoint. For example, we agree with the Fed’s view that much of the upward pressure on inflation is transitory due to higher demand and disrupted supply chains coming out of the pandemic. But there’s a clear risk to markets if inflation runs higher or longer than investors currently expect. In addition, we’re somewhat cautious because of concerns about potential market volatility with stocks at record highs at a time when the economy has yet to fully move beyond the affects of the pandemic. Add it all up, and we maintain a slight underweight to equities for the most risk-averse investors, such as those who are nearing retirement.

Portfolio Characteristics

Portfolio Composition as a % of net assets as of July 31, 2021
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Domestic Fixed Income Funds	46.1%	41.8%	36.4%	30.8%	25.9%
Domestic Equity Funds	32.3%	34.9%	37.8%	41.9%	45.3%
International Fixed Income Funds	11.9%	12.0%	12.4%	11.1%	9.7%
International Equity Funds	9.7%	11.3%	13.4%	16.2%	19.1%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—(1)

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Domestic Fixed Income Funds	20.7%	16.0%	13.2%	11.4%	10.9%
Domestic Equity Funds	49.9%	54.3%	56.9%	58.8%	59.1%
International Fixed Income Funds	7.8%	6.0%	5.0%	4.2%	4.1%
International Equity Funds	21.6%	23.7%	24.9%	25.6%	25.9%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—(1)
(1)Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period(1) 2/1/21 - 7/31/21	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,073.70	$3.80	0.74%
I Class	$1,000	$1,074.80	$2.78	0.54%
A Class	$1,000	$1,072.40	$5.09	0.99%
C Class	$1,000	$1,068.20	$8.92	1.74%
R Class	$1,000	$1,071.20	$6.37	1.24%
R6 Class	$1,000	$1,074.90	$2.01	0.39%
Hypothetical
Investor Class	$1,000	$1,021.13	$3.71	0.74%
I Class	$1,000	$1,022.12	$2.71	0.54%
A Class	$1,000	$1,019.89	$4.96	0.99%
C Class	$1,000	$1,016.17	$8.70	1.74%
R Class	$1,000	$1,018.65	$6.21	1.24%
R6 Class	$1,000	$1,022.86	$1.96	0.39%
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,078.00	$3.92	0.76%
I Class	$1,000	$1,079.30	$2.89	0.56%
A Class	$1,000	$1,076.70	$5.20	1.01%
C Class	$1,000	$1,073.20	$9.05	1.76%
R Class	$1,000	$1,075.30	$6.48	1.26%
R6 Class	$1,000	$1,080.60	$2.12	0.41%
Hypothetical
Investor Class	$1,000	$1,021.03	$3.81	0.76%
I Class	$1,000	$1,022.02	$2.81	0.56%
A Class	$1,000	$1,019.79	$5.06	1.01%
C Class	$1,000	$1,016.07	$8.80	1.76%
R Class	$1,000	$1,018.55	$6.31	1.26%
R6 Class	$1,000	$1,022.76	$2.06	0.41%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period(1) 2/1/21 - 7/31/21	Annualized Expense Ratio(1)
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,084.10	$4.03	0.78%
I Class	$1,000	$1,084.80	$3.00	0.58%
A Class	$1,000	$1,081.90	$5.32	1.03%
C Class	$1,000	$1,078.00	$9.17	1.78%
R Class	$1,000	$1,081.10	$6.60	1.28%
R6 Class	$1,000	$1,085.40	$2.22	0.43%
Hypothetical
Investor Class	$1,000	$1,020.93	$3.91	0.78%
I Class	$1,000	$1,021.92	$2.91	0.58%
A Class	$1,000	$1,019.69	$5.16	1.03%
C Class	$1,000	$1,015.97	$8.90	1.78%
R Class	$1,000	$1,018.45	$6.41	1.28%
R6 Class	$1,000	$1,022.66	$2.16	0.43%
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,090.60	$4.20	0.81%
I Class	$1,000	$1,091.80	$3.16	0.61%
A Class	$1,000	$1,089.40	$5.49	1.06%
C Class	$1,000	$1,085.40	$9.36	1.81%
R Class	$1,000	$1,088.30	$6.78	1.31%
R6 Class	$1,000	$1,092.30	$2.39	0.46%
Hypothetical
Investor Class	$1,000	$1,020.78	$4.06	0.81%
I Class	$1,000	$1,021.77	$3.06	0.61%
A Class	$1,000	$1,019.54	$5.31	1.06%
C Class	$1,000	$1,015.82	$9.05	1.81%
R Class	$1,000	$1,018.30	$6.56	1.31%
R6 Class	$1,000	$1,022.51	$2.31	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period(1) 2/1/21 - 7/31/21	Annualized Expense Ratio(1)
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,096.50	$4.31	0.83%
I Class	$1,000	$1,097.30	$3.28	0.63%
A Class	$1,000	$1,095.20	$5.61	1.08%
C Class	$1,000	$1,091.10	$9.49	1.83%
R Class	$1,000	$1,093.80	$6.90	1.33%
R6 Class	$1,000	$1,098.90	$2.50	0.48%
Hypothetical
Investor Class	$1,000	$1,020.68	$4.16	0.83%
I Class	$1,000	$1,021.67	$3.16	0.63%
A Class	$1,000	$1,019.44	$5.41	1.08%
C Class	$1,000	$1,015.72	$9.15	1.83%
R Class	$1,000	$1,018.20	$6.66	1.33%
R6 Class	$1,000	$1,022.41	$2.41	0.48%
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,104.10	$4.49	0.86%
I Class	$1,000	$1,105.10	$3.44	0.66%
A Class	$1,000	$1,103.00	$5.79	1.11%
C Class	$1,000	$1,098.80	$9.68	1.86%
R Class	$1,000	$1,101.20	$7.09	1.36%
R6 Class	$1,000	$1,106.30	$2.66	0.51%
Hypothetical
Investor Class	$1,000	$1,020.53	$4.31	0.86%
I Class	$1,000	$1,021.52	$3.31	0.66%
A Class	$1,000	$1,019.29	$5.56	1.11%
C Class	$1,000	$1,015.57	$9.30	1.86%
R Class	$1,000	$1,018.05	$6.81	1.36%
R6 Class	$1,000	$1,022.27	$2.56	0.51%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period(1) 2/1/21 - 7/31/21	Annualized Expense Ratio(1)
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,112.50	$4.61	0.88%
I Class	$1,000	$1,113.70	$3.56	0.68%
A Class	$1,000	$1,111.20	$5.92	1.13%
C Class	$1,000	$1,107.40	$9.82	1.88%
R Class	$1,000	$1,109.80	$7.22	1.38%
R6 Class	$1,000	$1,114.20	$2.78	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,117.30	$4.62	0.88%
I Class	$1,000	$1,117.90	$3.57	0.68%
A Class	$1,000	$1,115.00	$5.93	1.13%
C Class	$1,000	$1,111.50	$9.84	1.88%
R Class	$1,000	$1,114.30	$7.23	1.38%
R6 Class	$1,000	$1,118.40	$2.78	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period(1) 2/1/21 - 7/31/21	Annualized Expense Ratio(1)
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$1,120.40	$4.63	0.88%
I Class	$1,000	$1,121.80	$3.58	0.68%
A Class	$1,000	$1,119.20	$5.94	1.13%
C Class	$1,000	$1,114.70	$9.86	1.88%
R Class	$1,000	$1,117.90	$7.25	1.38%
R6 Class	$1,000	$1,122.80	$2.79	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
One Choice 2065 Portfolio
Actual
Investor Class	$1,000	$1,121.80	$4.63	0.88%
I Class	$1,000	$1,122.70	$3.58	0.68%
A Class	$1,000	$1,119.20	$5.94	1.13%
C Class	$1,000	$1,115.90	$9.86	1.88%
R Class	$1,000	$1,118.40	$7.25	1.38%
R6 Class	$1,000	$1,123.50	$2.79	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

Schedules of Investments

JULY 31, 2021

One Choice In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.1%
Inflation-Adjusted Bond Fund G Class	6,519,942	$85,346,037
NT Diversified Bond Fund G Class	49,575,086	564,164,480
NT High Income Fund G Class	9,821,672	98,904,238
Short Duration Fund G Class	26,913,670	282,055,263
Short Duration Inflation Protection Bond Fund G Class	18,217,721	204,585,002
		1,235,055,020
Domestic Equity Funds — 32.3%
NT Disciplined Growth Fund G Class	4,062,815	69,514,762
NT Equity Growth Fund G Class	7,077,610	93,849,115
NT Focused Large Cap Value Fund G Class	17,158,321	228,205,666
NT Growth Fund G Class	4,281,396	103,695,409
NT Heritage Fund G Class	2,712,835	47,664,502
NT Mid Cap Value Fund G Class	6,770,889	101,021,658
Small Cap Growth Fund G Class	852,604	23,855,847
Small Cap Value Fund G Class	2,076,890	23,489,626
Sustainable Equity Fund G Class	3,804,289	173,513,623
		864,810,208
International Fixed Income Funds — 11.9%
Emerging Markets Debt Fund G Class	2,938,034	31,143,160
Global Bond Fund G Class	21,213,087	226,343,636
International Bond Fund G Class	4,389,174	61,667,892
		319,154,688
International Equity Funds — 9.7%
NT Global Real Estate Fund G Class	1,930,354	25,442,062
NT International Growth Fund G Class	6,796,350	104,188,039
NT International Small-Mid Cap Fund G Class	792,314	12,352,175
NT International Value Fund G Class	11,081,726	118,242,015
		260,224,291
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,110,934,199)		2,679,244,207
OTHER ASSETS AND LIABILITIES†		(2,152)
TOTAL NET ASSETS — 100.0%		$2,679,242,055

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2021

One Choice 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.8%
Inflation-Adjusted Bond Fund G Class	8,081,646	$105,788,750
NT Diversified Bond Fund G Class	46,826,310	532,883,408
NT High Income Fund G Class	10,469,144	105,424,283
Short Duration Fund G Class	18,550,253	194,406,649
Short Duration Inflation Protection Bond Fund G Class	11,993,597	134,688,093
		1,073,191,183
Domestic Equity Funds — 34.9%
NT Disciplined Growth Fund G Class	4,392,211	75,150,722
NT Equity Growth Fund G Class	7,135,866	94,621,587
NT Focused Large Cap Value Fund G Class	16,749,458	222,767,793
NT Growth Fund G Class	4,579,198	110,908,172
NT Heritage Fund G Class	3,188,822	56,027,606
NT Mid Cap Value Fund G Class	7,407,150	110,514,682
Small Cap Growth Fund G Class	895,600	25,058,879
Small Cap Value Fund G Class	2,281,767	25,806,785
Sustainable Equity Fund G Class	3,804,103	173,505,152
		894,361,378
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	3,938,876	41,752,086
Global Bond Fund G Class	20,065,997	214,104,184
International Bond Fund G Class	3,735,961	52,490,248
		308,346,518
International Equity Funds — 11.3%
Non-U.S. Intrinsic Value Fund G Class	1,074,745	11,048,375
NT Emerging Markets Fund G Class	854,578	12,707,569
NT Global Real Estate Fund G Class	2,245,510	29,595,826
NT International Growth Fund G Class	7,057,956	108,198,462
NT International Small-Mid Cap Fund G Class	1,278,596	19,933,307
NT International Value Fund G Class	10,229,973	109,153,810
		290,637,349
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,986,362,520)		2,566,536,428
OTHER ASSETS AND LIABILITIES†		(17,709)
TOTAL NET ASSETS — 100.0%		$2,566,518,719

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2021

One Choice 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 37.8%
Focused Dynamic Growth Fund G Class	162,439	$10,085,862
NT Disciplined Growth Fund G Class	3,645,737	62,378,560
NT Equity Growth Fund G Class	6,346,242	84,151,174
NT Focused Large Cap Value Fund G Class	15,055,657	200,240,243
NT Growth Fund G Class	4,440,371	107,545,786
NT Heritage Fund G Class	3,505,963	61,599,773
NT Mid Cap Value Fund G Class	7,474,884	111,525,276
Small Cap Growth Fund G Class	832,289	23,287,458
Small Cap Value Fund G Class	2,094,744	23,691,553
Sustainable Equity Fund G Class	3,417,539	155,873,932
		840,379,617
Domestic Fixed Income Funds — 36.4%
Inflation-Adjusted Bond Fund G Class	7,918,787	103,656,925
NT Diversified Bond Fund G Class	39,010,706	443,941,837
NT High Income Fund G Class	9,715,848	97,838,588
Short Duration Fund G Class	9,554,425	100,130,375
Short Duration Inflation Protection Bond Fund G Class	5,822,560	65,387,351
		810,955,076
International Equity Funds — 13.4%
Non-U.S. Intrinsic Value Fund G Class	2,111,143	21,702,550
NT Emerging Markets Fund G Class	1,935,033	28,773,943
NT Global Real Estate Fund G Class	2,247,124	29,617,093
NT International Growth Fund G Class	6,671,956	102,281,090
NT International Small-Mid Cap Fund G Class	1,554,731	24,238,256
NT International Value Fund G Class	8,519,810	90,906,369
		297,519,301
International Fixed Income Funds — 12.4%
Emerging Markets Debt Fund G Class	4,366,786	46,287,932
Global Bond Fund G Class	17,471,764	186,423,723
International Bond Fund G Class	3,065,598	43,071,646
		275,783,301
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,737,069,311)		2,224,637,295
OTHER ASSETS AND LIABILITIES†		(1,745)
TOTAL NET ASSETS — 100.0%		$2,224,635,550

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2021

One Choice 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 41.9%
Focused Dynamic Growth Fund G Class	515,907	$32,032,665
NT Disciplined Growth Fund G Class	3,728,638	63,796,993
NT Equity Growth Fund G Class	7,704,950	102,167,642
NT Focused Large Cap Value Fund G Class	17,851,296	237,422,236
NT Growth Fund G Class	5,697,535	137,994,309
NT Heritage Fund G Class	5,379,601	94,519,590
NT Mid Cap Value Fund G Class	9,528,958	142,172,054
Small Cap Growth Fund G Class	1,041,740	29,147,883
Small Cap Value Fund G Class	2,699,841	30,535,205
Sustainable Equity Fund G Class	4,109,305	187,425,396
		1,057,213,973
Domestic Fixed Income Funds — 30.8%
Inflation-Adjusted Bond Fund G Class	8,108,091	106,134,912
NT Diversified Bond Fund G Class	41,839,678	476,135,539
NT High Income Fund G Class	11,071,065	111,485,624
Short Duration Fund G Class	4,987,917	52,273,369
Short Duration Inflation Protection Bond Fund G Class	2,901,000	32,578,228
		778,607,672
International Equity Funds — 16.2%
Non-U.S. Intrinsic Value Fund G Class	4,049,242	41,626,211
NT Emerging Markets Fund G Class	4,182,652	62,196,040
NT Global Real Estate Fund G Class	3,245,629	42,777,385
NT International Growth Fund G Class	8,333,391	127,750,892
NT International Small-Mid Cap Fund G Class	2,587,884	40,345,107
NT International Value Fund G Class	8,922,612	95,204,270
		409,899,905
International Fixed Income Funds — 11.1%
Emerging Markets Debt Fund G Class	5,540,889	58,733,420
Global Bond Fund G Class	18,376,027	196,072,207
International Bond Fund G Class	1,833,460	25,760,117
		280,565,744
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,899,801,050)		2,526,287,294
OTHER ASSETS AND LIABILITIES†		(1,828)
TOTAL NET ASSETS — 100.0%		$2,526,285,466

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2021

One Choice 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 45.3%
Focused Dynamic Growth Fund G Class	597,810	$37,118,003
NT Disciplined Growth Fund G Class	2,025,765	34,660,840
NT Equity Growth Fund G Class	5,598,150	74,231,465
NT Focused Large Cap Value Fund G Class	13,424,440	178,545,051
NT Growth Fund G Class	4,392,960	106,397,481
NT Heritage Fund G Class	4,927,303	86,572,712
NT Mid Cap Value Fund G Class	7,522,527	112,236,103
Small Cap Growth Fund G Class	793,517	22,202,608
Small Cap Value Fund G Class	2,043,473	23,111,683
Sustainable Equity Fund G Class	3,004,068	137,015,532
		812,091,478
Domestic Fixed Income Funds — 25.9%
Inflation-Adjusted Bond Fund G Class	4,925,359	64,472,955
NT Diversified Bond Fund G Class	27,409,829	311,923,850
NT High Income Fund G Class	7,543,431	75,962,353
Short Duration Fund G Class	630,774	6,610,512
Short Duration Inflation Protection Bond Fund G Class	353,978	3,975,171
		462,944,841
International Equity Funds — 19.1%
Non-U.S. Intrinsic Value Fund G Class	4,036,904	41,499,368
NT Emerging Markets Fund G Class	4,895,406	72,794,687
NT Global Real Estate Fund G Class	2,628,129	34,638,739
NT International Growth Fund G Class	6,331,784	97,066,247
NT International Small-Mid Cap Fund G Class	2,256,679	35,181,626
NT International Value Fund G Class	5,761,842	61,478,855
		342,659,522
International Fixed Income Funds — 9.7%
Emerging Markets Debt Fund G Class	4,180,515	44,313,461
Global Bond Fund G Class	11,777,102	125,661,676
International Bond Fund G Class	218,514	3,070,127
		173,045,264
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,350,850,645)		1,790,741,105
OTHER ASSETS AND LIABILITIES†		(4,337)
TOTAL NET ASSETS — 100.0%		$1,790,736,768

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2021

One Choice 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.9%
Focused Dynamic Growth Fund G Class	954,193	$59,245,868
NT Disciplined Growth Fund G Class	1,396,395	23,892,319
NT Equity Growth Fund G Class	6,450,817	85,537,828
NT Focused Large Cap Value Fund G Class	15,420,882	205,097,727
NT Growth Fund G Class	5,096,947	123,448,057
NT Heritage Fund G Class	6,086,616	106,941,840
NT Mid Cap Value Fund G Class	8,656,135	129,149,536
Small Cap Growth Fund G Class	918,108	25,688,671
Small Cap Value Fund G Class	2,418,232	27,350,207
Sustainable Equity Fund G Class	3,450,416	157,373,451
		943,725,504
International Equity Funds — 21.6%
Non-U.S. Intrinsic Value Fund G Class	5,122,397	52,658,239
NT Emerging Markets Fund G Class	6,312,166	93,861,901
NT Global Real Estate Fund G Class	3,201,675	42,198,074
NT International Growth Fund G Class	7,343,599	112,577,374
NT International Small-Mid Cap Fund G Class	2,776,309	43,282,663
NT International Value Fund G Class	6,087,826	64,957,105
		409,535,356
Domestic Fixed Income Funds — 20.7%
Inflation-Adjusted Bond Fund G Class	4,076,557	53,362,128
NT Diversified Bond Fund G Class	23,906,784	272,059,197
NT High Income Fund G Class	6,619,007	66,653,401
		392,074,726
International Fixed Income Funds — 7.8%
Emerging Markets Debt Fund G Class	3,670,754	38,909,993
Global Bond Fund G Class	10,100,813	107,775,676
		146,685,669
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,368,407,654)		1,892,021,255
OTHER ASSETS AND LIABILITIES†		(34,853)
TOTAL NET ASSETS — 100.0%		$1,891,986,402

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2021

One Choice 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.3%
Focused Dynamic Growth Fund G Class	905,337	$56,212,383
NT Disciplined Growth Fund G Class	332,605	5,690,867
NT Equity Growth Fund G Class	4,850,188	64,313,490
NT Focused Large Cap Value Fund G Class	11,746,046	156,222,409
NT Growth Fund G Class	3,844,240	93,107,501
NT Heritage Fund G Class	4,582,356	80,511,998
NT Mid Cap Value Fund G Class	6,613,722	98,676,733
Small Cap Growth Fund G Class	702,167	19,646,625
Small Cap Value Fund G Class	1,768,866	20,005,880
Sustainable Equity Fund G Class	2,607,754	118,939,679
		713,327,565
International Equity Funds — 23.7%
Non-U.S. Intrinsic Value Fund G Class	4,308,037	44,286,624
NT Emerging Markets Fund G Class	4,941,890	73,485,899
NT Global Real Estate Fund G Class	2,366,115	31,185,393
NT International Growth Fund G Class	5,537,351	84,887,584
NT International Small-Mid Cap Fund G Class	2,064,407	32,184,102
NT International Value Fund G Class	4,268,581	45,545,764
		311,575,366
Domestic Fixed Income Funds — 16.0%
Inflation-Adjusted Bond Fund G Class	2,223,186	29,101,509
NT Diversified Bond Fund G Class	12,758,514	145,191,888
NT High Income Fund G Class	3,536,905	35,616,634
		209,910,031
International Fixed Income Funds — 6.0%
Emerging Markets Debt Fund G Class	1,994,138	21,137,864
Global Bond Fund G Class	5,435,944	58,001,528
		79,139,392
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $968,488,816)		1,313,952,354
OTHER ASSETS AND LIABILITIES†		(537)
TOTAL NET ASSETS — 100.0%		$1,313,951,817

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2021

One Choice 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.9%
Focused Dynamic Growth Fund G Class	691,628	$42,943,211
NT Equity Growth Fund G Class	3,350,687	44,430,107
NT Focused Large Cap Value Fund G Class	8,125,084	108,063,614
NT Growth Fund G Class	2,654,002	64,279,921
NT Heritage Fund G Class	3,172,161	55,734,877
NT Mid Cap Value Fund G Class	4,573,963	68,243,527
Small Cap Growth Fund G Class	489,474	13,695,495
Small Cap Value Fund G Class	1,207,310	13,654,672
Sustainable Equity Fund G Class	1,804,466	82,301,695
		493,347,119
International Equity Funds — 24.9%
Non-U.S. Intrinsic Value Fund G Class	3,145,503	32,335,768
NT Emerging Markets Fund G Class	3,393,751	50,465,077
NT Global Real Estate Fund G Class	1,639,580	21,609,659
NT International Growth Fund G Class	3,834,933	58,789,529
NT International Small-Mid Cap Fund G Class	1,422,169	22,171,609
NT International Value Fund G Class	2,837,357	30,274,602
		215,646,244
Domestic Fixed Income Funds — 13.2%
Inflation-Adjusted Bond Fund G Class	1,212,946	15,877,467
NT Diversified Bond Fund G Class	6,986,984	79,511,879
NT High Income Fund G Class	1,937,526	19,510,889
		114,900,235
International Fixed Income Funds — 5.0%
Emerging Markets Debt Fund G Class	1,081,604	11,464,998
Global Bond Fund G Class	2,982,319	31,821,347
		43,286,345
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $649,982,150)		867,179,943
OTHER ASSETS AND LIABILITIES†		(295)
TOTAL NET ASSETS — 100.0%		$867,179,648

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2021

One Choice 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.8%
Focused Dynamic Growth Fund G Class	269,539	$16,735,647
NT Equity Growth Fund G Class	1,296,825	17,195,902
NT Focused Large Cap Value Fund G Class	3,154,252	41,951,551
NT Growth Fund G Class	1,030,381	24,955,825
NT Heritage Fund G Class	1,231,980	21,645,895
NT Mid Cap Value Fund G Class	1,777,066	26,513,820
Small Cap Growth Fund G Class	192,554	5,387,661
Small Cap Value Fund G Class	472,018	5,338,519
Sustainable Equity Fund G Class	700,853	31,965,906
		191,690,726
International Equity Funds — 25.6%
Non-U.S. Intrinsic Value Fund G Class	1,243,114	12,779,213
NT Emerging Markets Fund G Class	1,328,068	19,748,374
NT Global Real Estate Fund G Class	623,124	8,212,778
NT International Growth Fund G Class	1,488,999	22,826,360
NT International Small-Mid Cap Fund G Class	553,210	8,624,546
NT International Value Fund G Class	1,061,618	11,327,462
		83,518,733
Domestic Fixed Income Funds — 11.4%
Inflation-Adjusted Bond Fund G Class	389,201	5,094,644
NT Diversified Bond Fund G Class	2,253,874	25,649,089
NT High Income Fund G Class	627,760	6,321,540
		37,065,273
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	350,862	3,719,135
Global Bond Fund G Class	953,379	10,172,553
		13,891,688
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $256,474,981)		326,166,420
OTHER ASSETS AND LIABILITIES†		(95)
TOTAL NET ASSETS — 100.0%		$326,166,325

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2021

One Choice 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.1%
Focused Dynamic Growth Fund G Class	7,609	$472,473
NT Equity Growth Fund G Class	36,943	489,861
NT Focused Large Cap Value Fund G Class	89,750	1,193,673
NT Growth Fund G Class	29,331	710,395
NT Heritage Fund G Class	34,965	614,328
NT Mid Cap Value Fund G Class	50,482	753,191
Small Cap Growth Fund G Class	5,510	154,157
Small Cap Value Fund G Class	13,641	154,276
Sustainable Equity Fund G Class	19,877	906,605
		5,448,959
International Equity Funds — 25.9%
Non-U.S. Intrinsic Value Fund G Class	35,909	369,143
NT Emerging Markets Fund G Class	37,953	564,367
NT Global Real Estate Fund G Class	17,861	235,411
NT International Growth Fund G Class	42,315	648,682
NT International Small-Mid Cap Fund G Class	15,656	244,074
NT International Value Fund G Class	30,135	321,545
		2,383,222
Domestic Fixed Income Funds — 10.9%
Inflation-Adjusted Bond Fund G Class	10,557	138,189
NT Diversified Bond Fund G Class	60,902	693,064
NT High Income Fund G Class	17,265	173,854
		1,005,107
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	9,849	104,403
Global Bond Fund G Class	25,959	276,980
		381,383
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $8,665,206)		9,218,671
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$9,218,669

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2021
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,110,934,199 and $1,986,362,520, respectively)	$2,679,244,207	$2,566,536,428
Cash	—	3,000
Receivable for investments sold	4,508,538	5,717,018
Receivable for capital shares sold	1,141,714	3,943,836
Distributions receivable from affiliates	2,046,965	1,924,576
	2,686,941,424	2,578,124,858

Liabilities
Payable for investments purchased	2,049,218	1,926,694
Payable for capital shares redeemed	4,069,709	8,149,654
Accrued management fees	1,405,744	1,367,320
Distribution and service fees payable	174,698	162,471
	7,699,369	11,606,139

Net Assets	$2,679,242,055	$2,566,518,719

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,073,373,656	$1,943,648,890
Distributable earnings	605,868,399	622,869,829
	$2,679,242,055	$2,566,518,719

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$991,945,284	68,951,381	$14.39
I Class, $0.01 Par Value	$537,816,918	37,377,298	$14.39
A Class, $0.01 Par Value	$267,134,687	18,568,807	$14.39*
C Class, $0.01 Par Value	$4,636,087	325,326	$14.25
R Class, $0.01 Par Value	$268,945,741	18,747,046	$14.35
R6 Class, $0.01 Par Value	$608,763,338	52,924,847	$11.50
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$879,425,027	54,375,236	$16.17
I Class, $0.01 Par Value	$541,299,483	33,438,310	$16.19
A Class, $0.01 Par Value	$243,677,230	15,084,764	$16.15*
C Class, $0.01 Par Value	$3,256,281	202,034	$16.12
R Class, $0.01 Par Value	$255,643,121	15,850,359	$16.13
R6 Class, $0.01 Par Value	$643,217,577	53,298,366	$12.07
*Maximum offering price $15.27 and $17.14 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2025 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2021
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,737,069,311 and $1,899,801,050, respectively)	$2,224,637,295	$2,526,287,294
Receivable for investments sold	7,549,482	8,603,209
Receivable for capital shares sold	1,121,511	1,164,182
Distributions receivable from affiliates	1,599,331	1,691,805
	2,234,907,619	2,537,746,490

Liabilities
Payable for investments purchased	1,601,076	1,693,633
Payable for capital shares redeemed	7,305,177	8,139,683
Accrued management fees	1,188,054	1,442,419
Distribution and service fees payable	177,762	185,289
	10,272,069	11,461,024

Net Assets	$2,224,635,550	$2,526,285,466

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,692,333,849	$1,851,815,189
Distributable earnings	532,301,701	674,470,277
	$2,224,635,550	$2,526,285,466

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$491,652,139	34,038,763	$14.44
I Class, $0.01 Par Value	$582,439,778	40,307,566	$14.45
A Class, $0.01 Par Value	$223,936,344	15,546,020	$14.40*
C Class, $0.01 Par Value	$3,547,272	246,629	$14.38
R Class, $0.01 Par Value	$300,568,791	20,882,176	$14.39
R6 Class, $0.01 Par Value	$622,491,226	47,540,482	$13.09
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$743,664,187	40,660,908	$18.29
I Class, $0.01 Par Value	$575,410,386	31,402,245	$18.32
A Class, $0.01 Par Value	$254,129,883	13,911,187	$18.27*
C Class, $0.01 Par Value	$2,047,684	112,629	$18.18
R Class, $0.01 Par Value	$307,513,035	16,851,533	$18.25
R6 Class, $0.01 Par Value	$643,520,291	50,826,487	$12.66
*Maximum offering price $15.28 and $19.38 (net asset value divided by 0.9425) for One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2021
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,350,850,645 and $1,368,407,654, respectively)	$1,790,741,105	$1,892,021,255
Receivable for investments sold	9,646,177	10,807,625
Receivable for capital shares sold	909,701	1,210,341
Distributions receivable from affiliates	1,103,212	952,482
	1,802,400,195	1,904,991,703

Liabilities
Payable for investments purchased	1,104,375	953,491
Payable for capital shares redeemed	9,370,371	10,745,061
Accrued management fees	1,033,322	1,154,889
Distribution and service fees payable	155,359	151,860
	11,663,427	13,005,301

Net Assets	$1,790,736,768	$1,891,986,402

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,311,368,222	$1,330,713,980
Distributable earnings	479,368,546	561,272,422
	$1,790,736,768	$1,891,986,402

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$383,921,299	24,676,554	$15.56
I Class, $0.01 Par Value	$431,521,974	27,711,864	$15.57
A Class, $0.01 Par Value	$181,237,700	11,666,904	$15.53*
C Class, $0.01 Par Value	$1,477,502	95,627	$15.45
R Class, $0.01 Par Value	$273,869,095	17,657,531	$15.51
R6 Class, $0.01 Par Value	$518,709,198	37,644,459	$13.78
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$521,474,431	26,278,784	$19.84
I Class, $0.01 Par Value	$406,955,448	20,469,470	$19.88
A Class, $0.01 Par Value	$173,756,186	8,771,549	$19.81*
C Class, $0.01 Par Value	$1,973,860	100,318	$19.68
R Class, $0.01 Par Value	$267,303,526	13,500,336	$19.80
R6 Class, $0.01 Par Value	$520,522,951	39,710,529	$13.11
*Maximum offering price $16.48 and $21.02 (net asset value divided by 0.9425) for One Choice 2040 Portfolio and One Choice 2045 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2021
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $968,488,816 and $649,982,150, respectively)	$1,313,952,354	$867,179,943
Receivable for investments sold	11,030,862	15,588,242
Receivable for capital shares sold	1,520,676	1,019,316
Distributions receivable from affiliates	511,946	280,596
	1,327,015,838	884,068,097

Liabilities
Payable for investments purchased	512,483	280,891
Payable for capital shares redeemed	11,631,770	15,998,811
Accrued management fees	806,575	533,265
Distribution and service fees payable	113,193	75,482
	13,064,021	16,888,449

Net Assets	$1,313,951,817	$867,179,648

Net Assets Consist of:
Capital (par value and paid-in surplus)	$948,081,942	$636,623,965
Distributable earnings	365,869,875	230,555,683
	$1,313,951,817	$867,179,648

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$269,509,156	16,222,734	$16.61
I Class, $0.01 Par Value	$315,079,034	18,926,011	$16.65
A Class, $0.01 Par Value	$115,318,376	6,950,138	$16.59*
C Class, $0.01 Par Value	$1,433,531	86,898	$16.50
R Class, $0.01 Par Value	$207,018,303	12,486,513	$16.58
R6 Class, $0.01 Par Value	$405,593,417	27,529,370	$14.73
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$145,509,633	7,837,121	$18.57
I Class, $0.01 Par Value	$231,400,070	12,455,421	$18.58
A Class, $0.01 Par Value	$77,869,795	4,204,105	$18.52*
C Class, $0.01 Par Value	$1,068,992	58,300	$18.34
R Class, $0.01 Par Value	$138,103,988	7,455,996	$18.52
R6 Class, $0.01 Par Value	$273,227,170	17,535,198	$15.58
*Maximum offering price $17.60 and $19.65 (net asset value divided by 0.9425) for One Choice 2050 Portfolio and One Choice 2055 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2021
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $256,474,981 and $8,665,206, respectively)	$326,166,420	$9,218,671
Receivable for investments sold	1,364,787	—
Receivable for capital shares sold	692,042	19,639
Distributions receivable from affiliates	89,598	2,272
	328,312,847	9,240,582

Liabilities
Payable for investments purchased	89,694	11,340
Payable for capital shares redeemed	1,827,763	4,683
Accrued management fees	197,222	5,163
Distribution and service fees payable	31,843	727
	2,146,522	21,913

Net Assets	$326,166,325	$9,218,669

Net Assets Consist of:
Capital (par value and paid-in surplus)	$254,007,288	$8,645,917
Distributable earnings	72,159,037	572,752
	$326,166,325	$9,218,669

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$55,756,932	3,311,267	$16.84
I Class, $0.01 Par Value	$78,571,797	4,660,097	$16.86
A Class, $0.01 Par Value	$26,721,736	1,589,673	$16.81*
C Class, $0.01 Par Value	$289,606	17,421	$16.62
R Class, $0.01 Par Value	$62,455,658	3,721,805	$16.78
R6 Class, $0.01 Par Value	$102,370,596	6,051,949	$16.92
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$2,103,216	163,195	$12.89
I Class, $0.01 Par Value	$1,900,806	147,307	$12.90
A Class, $0.01 Par Value	$270,984	21,066	$12.86*
C Class, $0.01 Par Value	$32,340	2,524	$12.81
R Class, $0.01 Par Value	$1,687,731	131,307	$12.85
R6 Class, $0.01 Par Value	$3,223,592	249,456	$12.92
*Maximum offering price $17.84 and $13.64 (net asset value divided by 0.9425) for One Choice 2060 Portfolio and One Choice 2065 Portfolio, respectively.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2021
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$50,012,865	$49,913,771

Expenses:
Management fees	16,214,901	16,874,990
Distribution and service fees:
A Class	619,602	613,500
C Class	52,948	37,996
R Class	1,209,135	1,166,947
Directors' fees and expenses	62,221	68,432
Other expenses	2,802	913
	18,161,609	18,762,778
Fees waived	(1,236,387)	(1,268,521)
	16,925,222	17,494,257

Net investment income (loss)	33,087,643	32,419,514

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	47,449,408	57,501,365
Capital gain distributions received from underlying funds	42,278,805	43,126,942
	89,728,213	100,628,307

Change in net unrealized appreciation (depreciation) on investments in underlying funds	242,089,713	249,951,354

Net realized and unrealized gain (loss) on affiliates	331,817,926	350,579,661

Net Increase (Decrease) in Net Assets Resulting from Operations	$364,905,569	$382,999,175

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2021
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$42,942,054	$47,218,166

Expenses:
Management fees	14,675,668	17,386,646
Distribution and service fees:
A Class	578,328	621,273
C Class	37,281	28,298
R Class	1,366,586	1,380,459
Directors' fees and expenses	58,628	65,356
Other expenses	317	120
	16,716,808	19,482,152
Fees waived	(1,277,515)	(1,323,714)
	15,439,293	18,158,438

Net investment income (loss)	27,502,761	29,059,728

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	45,669,710	52,226,691
Capital gain distributions received from underlying funds	40,028,351	48,320,661
	85,698,061	100,547,352

Change in net unrealized appreciation (depreciation) on investments in underlying funds	246,760,031	312,378,089

Net realized and unrealized gain (loss) on affiliates	332,458,092	412,925,441

Net Increase (Decrease) in Net Assets Resulting from Operations	$359,960,853	$441,985,169

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2021
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$32,662,868	$32,664,769

Expenses:
Management fees	12,544,739	13,656,585
Distribution and service fees:
A Class	449,024	422,478
C Class	15,660	21,462
R Class	1,208,577	1,172,056
Directors' fees and expenses	46,324	48,319
Other expenses	29	128
	14,264,353	15,321,028
Fees waived	(1,072,145)	(945,790)
	13,192,208	14,375,238

Net investment income (loss)	19,470,660	18,289,531

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	38,987,628	40,574,144
Capital gain distributions received from underlying funds	36,899,481	40,297,684
	75,887,109	80,871,828

Change in net unrealized appreciation (depreciation) on investments in underlying funds	246,748,963	287,995,648

Net realized and unrealized gain (loss) on affiliates	322,636,072	368,867,476

Net Increase (Decrease) in Net Assets Resulting from Operations	$342,106,732	$387,157,007
See Notes to Financial Statements.

YEAR ENDED JULY 31, 2021
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$21,241,502	$13,900,046

Expenses:
Management fees	9,302,962	6,246,836
Distribution and service fees:
A Class	275,879	187,771
C Class	14,698	10,573
R Class	887,963	586,523
Directors' fees and expenses	32,799	21,969
Other expenses	55	—
	10,514,356	7,053,672
Fees waived	(637,708)	(491,361)
	9,876,648	6,562,311

Net investment income (loss)	11,364,854	7,337,735

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	24,892,778	14,801,356
Capital gain distributions received from underlying funds	28,367,003	19,554,691
	53,259,781	34,356,047

Change in net unrealized appreciation (depreciation) on investments in underlying funds	219,358,536	155,594,306

Net realized and unrealized gain (loss) on affiliates	272,618,317	189,950,353

Net Increase (Decrease) in Net Assets Resulting from Operations	$283,983,171	$197,288,088

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2021 (EXCEPT AS NOTED)
	One Choice 2060 Portfolio	One Choice 2065 Portfolio(1)
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$4,429,285	$37,663

Expenses:
Management fees	2,078,300	24,797
Distribution and service fees:
A Class	50,683	226
C Class	2,544	252
R Class	241,251	2,497
Directors' fees and expenses	7,061	67
	2,379,839	27,839
Fees waived	(183,244)	(2,124)
	2,196,595	25,715

Net investment income (loss)	2,232,690	11,948

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	633,565	(8,174)
Capital gain distributions received from underlying funds	6,261,539	23,761
	6,895,104	15,587

Change in net unrealized appreciation (depreciation) on investments in underlying funds	56,042,626	553,465

Net realized and unrealized gain (loss) on affiliates	62,937,730	569,052

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,170,420	$581,000
(1)September 23, 2020 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2021 AND JULY 31, 2020
	One Choice In Retirement Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	July 31, 2021	July 31, 2020	July 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$33,087,643	$24,635,792	$32,419,514	$45,279,884
Net realized gain (loss)	89,728,213	95,265,462	100,628,307	160,017,248
Change in net unrealized appreciation (depreciation)	242,089,713	(35,609,688)	249,951,354	(43,986,373)
Net increase (decrease) in net assets resulting from operations	364,905,569	84,291,566	382,999,175	161,310,759

Distributions to Shareholders
From earnings:
Investor Class	(38,771,723)	(50,182,110)	(53,664,150)	(69,899,584)
I Class	(14,885,038)	(16,463,578)	(30,064,343)	(43,723,205)
A Class	(10,265,520)	(8,754,663)	(13,967,368)	(18,272,251)
C Class	(165,770)	(206,948)	(210,998)	(279,146)
R Class	(7,677,488)	(8,787,568)	(12,504,392)	(14,207,912)
R6 Class	(24,801,699)	(21,210,434)	(44,045,956)	(49,126,369)
Decrease in net assets from distributions	(96,567,238)	(105,605,301)	(154,457,207)	(195,508,467)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,143,539,267	(222,692,770)	(15,799,319)	(241,930,003)

Net increase (decrease) in net assets	1,411,877,598	(244,006,505)	212,742,649	(276,127,711)

Net Assets
Beginning of period	1,267,364,457	1,511,370,962	2,353,776,070	2,629,903,781
End of period	$2,679,242,055	$1,267,364,457	$2,566,518,719	$2,353,776,070

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2021 AND JULY 31, 2020
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	July 31, 2021	July 31, 2020	July 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$27,502,761	$39,378,413	$29,059,728	$40,645,628
Net realized gain (loss)	85,698,061	121,601,785	100,547,352	148,415,560
Change in net unrealized appreciation (depreciation)	246,760,031	(11,678,040)	312,378,089	(20,505,556)
Net increase (decrease) in net assets resulting from operations	359,960,853	149,302,158	441,985,169	168,555,632

Distributions to Shareholders
From earnings:
Investor Class	(28,614,533)	(45,411,567)	(44,695,960)	(61,492,551)
I Class	(30,364,331)	(45,147,720)	(32,079,531)	(46,073,414)
A Class	(12,648,380)	(16,590,910)	(13,923,495)	(19,385,867)
C Class	(181,933)	(264,391)	(169,220)	(241,161)
R Class	(13,932,544)	(16,028,978)	(14,837,844)	(16,904,687)
R6 Class	(33,943,666)	(40,445,578)	(44,489,273)	(48,665,172)
Decrease in net assets from distributions	(119,685,387)	(163,889,144)	(150,195,323)	(192,762,852)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(14,870,312)	(252,611,400)	35,067,475	(137,067,887)

Net increase (decrease) in net assets	225,405,154	(267,198,386)	326,857,321	(161,275,107)

Net Assets
Beginning of period	1,999,230,396	2,266,428,782	2,199,428,145	2,360,703,252
End of period	$2,224,635,550	$1,999,230,396	$2,526,285,466	$2,199,428,145

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2021 AND JULY 31, 2020
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	July 31, 2021	July 31, 2020	July 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$19,470,660	$28,812,110	$18,289,531	$26,956,991
Net realized gain (loss)	75,887,109	108,028,832	80,871,828	123,435,576
Change in net unrealized appreciation (depreciation)	246,748,963	(9,503,036)	287,995,648	(16,111,484)
Net increase (decrease) in net assets resulting from operations	342,106,732	127,337,906	387,157,007	134,281,083

Distributions to Shareholders
From earnings:
Investor Class	(24,719,745)	(39,317,738)	(32,097,949)	(47,327,100)
I Class	(24,461,099)	(36,701,261)	(22,634,970)	(33,019,671)
A Class	(10,661,760)	(14,073,593)	(9,532,282)	(14,950,228)
C Class	(84,182)	(143,210)	(124,761)	(192,244)
R Class	(13,272,103)	(14,740,050)	(12,623,293)	(14,926,505)
R6 Class	(31,076,812)	(35,749,277)	(38,662,897)	(43,451,208)
Decrease in net assets from distributions	(104,275,701)	(140,725,129)	(115,676,152)	(153,866,956)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,300,402	(184,384,977)	31,874,558	(64,544,722)

Net increase (decrease) in net assets	248,131,433	(197,772,200)	303,355,413	(84,130,595)

Net Assets
Beginning of period	1,542,605,335	1,740,377,535	1,588,630,989	1,672,761,584
End of period	$1,790,736,768	$1,542,605,335	$1,891,986,402	$1,588,630,989

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2021 AND JULY 31, 2020
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	July 31, 2021	July 31, 2020	July 31, 2021	July 31, 2020
Operations
Net investment income (loss)	$11,364,854	$18,135,693	$7,337,735	$11,038,879
Net realized gain (loss)	53,259,781	78,352,609	34,356,047	40,225,957
Change in net unrealized appreciation (depreciation)	219,358,536	(423,498)	155,594,306	12,012,205
Net increase (decrease) in net assets resulting from operations	283,983,171	96,064,804	197,288,088	63,277,041

Distributions to Shareholders
From earnings:
Investor Class	(16,942,079)	(25,450,839)	(7,956,112)	(12,378,670)
I Class	(17,435,738)	(24,602,081)	(11,190,864)	(15,317,144)
A Class	(6,709,198)	(9,337,198)	(3,550,774)	(5,182,602)
C Class	(89,047)	(106,447)	(48,270)	(62,252)
R Class	(9,944,243)	(10,305,931)	(5,159,597)	(5,674,041)
R6 Class	(24,429,921)	(27,479,167)	(13,898,049)	(15,687,827)
Decrease in net assets from distributions	(75,550,226)	(97,281,663)	(41,803,666)	(54,302,536)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	36,694,519	(56,269,155)	4,908,612	17,720,475

Net increase (decrease) in net assets	245,127,464	(57,486,014)	160,393,034	26,694,980

Net Assets
Beginning of period	1,068,824,353	1,126,310,367	706,786,614	680,091,634
End of period	$1,313,951,817	$1,068,824,353	$867,179,648	$706,786,614

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2021 (EXCEPT AS NOTED) AND JULY 31, 2020
	One Choice 2060 Portfolio		One Choice 2065 Portfolio(1)
Increase (Decrease) in Net Assets	July 31, 2021	July 31, 2020	July 31, 2021
Operations
Net investment income (loss)	$2,232,690	$2,590,278	$11,948
Net realized gain (loss)	6,895,104	6,080,982	15,587
Change in net unrealized appreciation (depreciation)	56,042,626	9,395,933	553,465
Net increase (decrease) in net assets resulting from operations	65,170,420	18,067,193	581,000

Distributions to Shareholders
From earnings:
Investor Class	(1,549,668)	(2,273,089)	(5,516)
I Class	(2,119,397)	(2,694,183)	(280)
A Class	(598,812)	(487,345)	(198)
C Class	(6,083)	(8,997)	(171)
R Class	(1,270,041)	(1,285,380)	(1,208)
R6 Class	(2,671,743)	(2,736,068)	(875)
Decrease in net assets from distributions	(8,215,744)	(9,485,062)	(8,248)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	69,230,202	47,402,562	8,645,917

Net increase (decrease) in net assets	126,184,878	55,984,693	9,218,669

Net Assets
Beginning of period	199,981,447	143,996,754	—
End of period	$326,166,325	$199,981,447	$9,218,669
(1)September 23, 2020 (fund inception) through July 31, 2021.

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2021

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio, One Choice 2060 Portfolio and One Choice 2065 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. All classes of One Choice 2065 Portfolio commenced sale on September 23, 2020, the fund’s inception date.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended July 31, 2021, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2021 and cannot terminate them prior to such date without the approval of the Board of Directors.

From August 1, 2020 until November 30, 2020 (except as noted), the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.60%	0.51%	0.03%	0.06%	0.12%
One Choice 2025 Portfolio	0.80%	0.62%	0.53%	0.04%	0.06%	0.12%
One Choice 2030 Portfolio	0.83%	0.64%	0.55%	0.05%	0.06%	0.12%
One Choice 2035 Portfolio	0.85%	0.67%	0.57%	0.04%	0.06%	0.11%
One Choice 2040 Portfolio	0.88%	0.70%	0.59%	0.05%	0.07%	0.11%
One Choice 2045 Portfolio	0.91%	0.72%	0.60%	0.05%	0.06%	0.09%
One Choice 2050 Portfolio	0.93%	0.74%	0.62%	0.05%	0.06%	0.09%
One Choice 2055 Portfolio	0.94%	0.75%	0.63%	0.06%	0.07%	0.10%
One Choice 2060 Portfolio	0.95%	0.75%	0.63%	0.07%	0.07%	0.10%
One Choice 2065 Portfolio(1)	0.95%	0.75%	0.63%	0.07%	0.07%	0.10%
(1)From September 23, 2020 (fund inception) through November 30, 2020.

Effective December 1, 2020, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.49%	0.03%	0.05%	0.10%
One Choice 2025 Portfolio	0.79%	0.60%	0.50%	0.03%	0.04%	0.09%
One Choice 2030 Portfolio	0.82%	0.63%	0.52%	0.04%	0.05%	0.09%
One Choice 2035 Portfolio	0.85%	0.66%	0.55%	0.04%	0.05%	0.09%
One Choice 2040 Portfolio	0.88%	0.68%	0.57%	0.05%	0.05%	0.09%
One Choice 2045 Portfolio	0.90%	0.70%	0.59%	0.04%	0.04%	0.08%
One Choice 2050 Portfolio	0.92%	0.72%	0.60%	0.04%	0.04%	0.07%
One Choice 2055 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2060 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2065 Portfolio	0.94%	0.75%	0.61%	0.06%	0.07%	0.08%

For the period ended July 31, 2021, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.50%	0.03%	0.05%	0.11%
One Choice 2025 Portfolio	0.79%	0.61%	0.51%	0.03%	0.05%	0.10%
One Choice 2030 Portfolio	0.82%	0.63%	0.53%	0.04%	0.05%	0.10%
One Choice 2035 Portfolio	0.85%	0.66%	0.56%	0.04%	0.05%	0.10%
One Choice 2040 Portfolio	0.88%	0.69%	0.58%	0.05%	0.06%	0.10%
One Choice 2045 Portfolio	0.90%	0.71%	0.59%	0.04%	0.05%	0.08%
One Choice 2050 Portfolio	0.92%	0.73%	0.61%	0.04%	0.05%	0.08%
One Choice 2055 Portfolio	0.93%	0.74%	0.61%	0.05%	0.06%	0.08%
One Choice 2060 Portfolio	0.94%	0.74%	0.62%	0.06%	0.06%	0.09%
One Choice 2065 Portfolio	0.94%	0.75%	0.61%	0.06%	0.07%	0.08%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended July 31, 2021 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$283,433	$251,592	$76,754	$1,647	$74,830	$548,131
One Choice 2025 Portfolio	$292,065	$240,469	$81,723	$1,282	$77,241	$575,741
One Choice 2030 Portfolio	$214,360	$291,676	$100,142	$1,615	$117,749	$551,973
One Choice 2035 Portfolio	$292,977	$288,499	$99,404	$1,132	$110,437	$531,265
One Choice 2040 Portfolio	$194,354	$226,719	$89,805	$783	$120,858	$439,626
One Choice 2045 Portfolio	$223,060	$174,800	$73,035	$931	$100,677	$373,287
One Choice 2050 Portfolio	$113,554	$130,976	$47,650	$637	$76,177	$268,714
One Choice 2055 Portfolio	$80,163	$121,711	$39,954	$563	$62,009	$186,961
One Choice 2060 Portfolio	$29,435	$41,365	$12,642	$160	$30,235	$69,407
One Choice 2065 Portfolio	$597	$290	$55	$16	$301	$865

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2021 are detailed in the Statements of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2021 were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Purchases	$690,990,862	$459,415,272	$391,891,963	$400,956,494	$313,180,568
Sales	$667,590,024	$554,103,326	$458,886,728	$438,698,137	$350,778,563

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio(1)
Purchases	$265,467,067	$194,099,485	$135,861,645	$92,891,758	$9,334,792
Sales	$290,643,719	$193,219,886	$145,861,772	$23,388,043	$661,412
(1)September 23, 2020 (fund inception) through July 31, 2021.

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	14,558,881	$195,783,754	5,612,061	$72,628,642
Issued in connection with reorganization (Note 8)	24,101,171	306,855,946	—	—
Issued in reinvestment of distributions	2,950,780	38,177,911	3,871,430	49,726,444
Redeemed	(18,864,939)	(255,214,352)	(18,839,346)	(240,463,846)
	22,745,893	285,603,259	(9,355,855)	(118,108,760)
I Class
Sold	6,729,644	91,434,305	2,460,843	31,664,890
Issued in connection with reorganization (Note 8)	25,737,323	327,595,658	—	—
Issued in reinvestment of distributions	1,087,721	14,261,692	1,221,014	15,677,207
Redeemed	(10,728,835)	(145,641,663)	(8,354,398)	(107,932,948)
	22,825,853	287,649,992	(4,672,541)	(60,590,851)
A Class
Sold	10,230,611	136,190,095	1,781,888	22,843,975
Issued in connection with reorganization (Note 8)	7,243,831	92,191,076	—	—
Issued in reinvestment of distributions	763,469	9,858,701	625,769	8,046,941
Redeemed	(8,372,616)	(112,446,481)	(5,266,658)	(68,321,269)
	9,865,295	125,793,391	(2,859,001)	(37,430,353)
C Class
Sold	15,694	211,375	8,892	116,403
Issued in connection with reorganization (Note 8)	302,555	3,825,804	—	—
Issued in reinvestment of distributions	12,966	165,770	16,125	206,948
Redeemed	(236,749)	(3,209,446)	(103,437)	(1,336,571)
	94,466	993,503	(78,420)	(1,013,220)
R Class
Sold	2,374,335	32,211,272	1,385,954	17,865,750
Issued in connection with reorganization (Note 8)	9,848,455	125,206,684	—	—
Issued in reinvestment of distributions	572,335	7,371,378	677,861	8,708,906
Redeemed	(3,898,807)	(53,109,926)	(2,756,609)	(35,264,563)
	8,896,318	111,679,408	(692,794)	(8,689,907)
R6 Class
Sold	24,933,736	270,589,218	8,246,628	87,879,620
Issued in connection with reorganization (Note 8)	23,813,430	243,145,111	—	—
Issued in reinvestment of distributions	2,311,479	24,174,453	2,006,587	20,895,778
Redeemed	(18,941,565)	(206,089,068)	(10,087,207)	(105,635,077)
	32,117,080	331,819,714	166,008	3,140,321
Net increase (decrease)	96,544,905	$1,143,539,267	(17,492,603)	$(222,692,770)

	Year ended July 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	8,635,259	$132,468,321	7,981,145	$114,119,744
Issued in reinvestment of distributions	3,552,706	53,390,241	4,856,342	69,737,078
Redeemed	(16,815,540)	(257,848,838)	(21,691,357)	(310,005,890)
	(4,627,575)	(71,990,276)	(8,853,870)	(126,149,068)
I Class
Sold	6,988,983	107,023,732	5,281,466	75,841,301
Issued in reinvestment of distributions	1,945,562	29,241,791	2,971,750	42,674,323
Redeemed	(10,292,541)	(157,856,253)	(15,670,176)	(224,673,223)
	(1,357,996)	(21,590,730)	(7,416,960)	(106,157,599)
A Class
Sold	4,688,980	71,233,079	3,177,696	45,599,956
Issued in reinvestment of distributions	884,620	13,304,362	1,189,314	17,090,436
Redeemed	(6,269,835)	(96,162,920)	(8,742,388)	(125,970,457)
	(696,235)	(11,625,479)	(4,375,378)	(63,280,065)
C Class
Sold	17,322	267,267	35,455	512,136
Issued in reinvestment of distributions	13,989	210,814	19,370	278,926
Redeemed	(125,000)	(1,901,559)	(68,907)	(994,607)
	(93,689)	(1,423,478)	(14,082)	(203,545)
R Class
Sold	3,527,116	54,315,202	3,224,917	46,284,554
Issued in reinvestment of distributions	807,628	12,122,131	972,568	13,975,806
Redeemed	(2,895,096)	(44,510,371)	(4,100,368)	(58,303,427)
	1,439,648	21,926,962	97,117	1,956,933
R6 Class
Sold	20,136,701	232,003,753	16,998,589	186,933,067
Issued in reinvestment of distributions	3,778,804	42,284,821	4,453,419	48,631,336
Redeemed	(17,648,824)	(205,384,892)	(16,859,892)	(183,661,062)
	6,266,681	68,903,682	4,592,116	51,903,341
Net increase (decrease)	930,834	$(15,799,319)	(15,971,057)	$(241,930,003)

	Year ended July 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	6,703,538	$91,367,137	7,091,019	$88,534,428
Issued in reinvestment of distributions	2,131,579	28,451,587	3,602,533	45,319,860
Redeemed	(13,844,583)	(188,362,124)	(23,204,288)	(291,461,509)
	(5,009,466)	(68,543,400)	(12,510,736)	(157,607,221)
I Class
Sold	8,103,356	110,323,616	6,415,162	80,225,270
Issued in reinvestment of distributions	2,271,949	30,307,798	3,590,476	45,132,279
Redeemed	(10,765,656)	(146,455,938)	(17,812,365)	(223,045,699)
	(390,351)	(5,824,524)	(7,806,727)	(97,688,150)
A Class
Sold	3,971,869	53,399,258	3,270,230	41,118,630
Issued in reinvestment of distributions	882,907	11,769,070	1,209,535	15,191,762
Redeemed	(6,316,593)	(86,278,527)	(8,592,238)	(107,893,408)
	(1,461,817)	(21,110,199)	(4,112,473)	(51,583,016)
C Class
Sold	27,942	373,465	52,085	662,181
Issued in reinvestment of distributions	13,608	181,933	20,983	264,391
Redeemed	(70,771)	(969,375)	(138,877)	(1,689,137)
	(29,221)	(413,977)	(65,809)	(762,565)
R Class
Sold	4,358,643	59,494,220	4,482,344	55,903,662
Issued in reinvestment of distributions	1,010,080	13,454,817	1,259,904	15,836,990
Redeemed	(3,626,409)	(49,368,268)	(4,801,194)	(59,403,692)
	1,742,314	23,580,769	941,054	12,336,960
R6 Class
Sold	17,002,632	210,694,515	13,317,392	152,602,829
Issued in reinvestment of distributions	2,692,968	32,531,052	3,476,741	39,808,690
Redeemed	(14,976,898)	(185,784,548)	(13,273,103)	(149,718,927)
	4,718,702	57,441,019	3,521,030	42,692,592
Net increase (decrease)	(429,839)	$(14,870,312)	(20,033,661)	$(252,611,400)

	Year ended July 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	5,780,752	$99,282,001	5,890,791	$91,510,420
Issued in reinvestment of distributions	2,650,020	44,491,906	3,903,265	61,320,294
Redeemed	(12,509,934)	(214,432,024)	(15,862,451)	(246,419,876)
	(4,079,162)	(70,658,117)	(6,068,395)	(93,589,162)
I Class
Sold	5,497,456	94,511,561	4,848,620	75,477,238
Issued in reinvestment of distributions	1,813,692	30,470,018	2,794,124	43,923,632
Redeemed	(8,175,734)	(139,931,388)	(12,434,650)	(194,596,950)
	(864,586)	(14,949,809)	(4,791,906)	(75,196,080)
A Class
Sold	3,516,444	59,565,036	2,731,046	42,603,301
Issued in reinvestment of distributions	795,985	13,372,549	1,160,518	18,231,732
Redeemed	(5,019,577)	(85,610,593)	(7,328,268)	(114,605,692)
	(707,148)	(12,673,008)	(3,436,704)	(53,770,659)
C Class
Sold	23,831	414,447	24,408	370,790
Issued in reinvestment of distributions	10,075	169,162	15,346	241,089
Redeemed	(122,885)	(2,115,862)	(67,355)	(1,028,295)
	(88,979)	(1,532,253)	(27,601)	(416,416)
R Class
Sold	3,543,919	61,038,054	3,734,226	58,127,687
Issued in reinvestment of distributions	857,516	14,392,234	1,059,720	16,658,802
Redeemed	(2,591,877)	(44,626,488)	(3,922,588)	(60,960,989)
	1,809,558	30,803,800	871,358	13,825,500
R6 Class
Sold	18,696,951	224,435,877	15,202,879	169,241,890
Issued in reinvestment of distributions	3,695,441	42,867,117	4,321,771	48,187,746
Redeemed	(13,523,499)	(163,226,132)	(13,076,767)	(145,350,706)
	8,868,893	104,076,862	6,447,883	72,078,930
Net increase (decrease)	4,938,576	$35,067,475	(7,005,365)	$(137,067,887)

	Year ended July 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	4,860,778	$70,690,447	5,060,924	$65,484,134
Issued in reinvestment of distributions	1,735,948	24,648,995	2,985,848	39,293,757
Redeemed	(10,845,076)	(157,661,029)	(16,553,942)	(216,034,644)
	(4,248,350)	(62,321,587)	(8,507,170)	(111,256,753)
I Class
Sold	5,282,374	77,199,894	5,007,760	65,194,171
Issued in reinvestment of distributions	1,717,182	24,366,818	2,789,852	36,686,553
Redeemed	(7,642,666)	(110,644,487)	(13,500,059)	(177,314,122)
	(643,110)	(9,077,775)	(5,702,447)	(75,433,398)
A Class
Sold	2,896,060	41,360,439	2,590,721	33,706,814
Issued in reinvestment of distributions	711,568	10,097,077	982,910	12,935,100
Redeemed	(4,231,831)	(61,327,557)	(6,360,480)	(83,473,345)
	(624,203)	(9,870,041)	(2,786,849)	(36,831,431)
C Class
Sold	12,715	184,700	17,224	218,498
Issued in reinvestment of distributions	5,937	84,182	10,890	143,210
Redeemed	(42,857)	(618,936)	(58,461)	(736,435)
	(24,205)	(350,054)	(30,347)	(374,727)
R Class
Sold	4,093,491	59,651,598	4,083,724	52,831,174
Issued in reinvestment of distributions	914,352	12,962,296	1,101,795	14,499,640
Redeemed	(2,802,786)	(40,751,647)	(3,702,429)	(47,623,512)
	2,205,057	31,862,247	1,483,090	19,707,302
R6 Class
Sold	12,984,628	168,028,487	10,345,276	119,698,307
Issued in reinvestment of distributions	2,391,954	30,019,026	3,005,180	35,250,758
Redeemed	(10,646,504)	(137,989,901)	(11,755,765)	(135,145,035)
	4,730,078	60,057,612	1,594,691	19,804,030
Net increase (decrease)	1,395,267	$10,300,402	(13,949,032)	$(184,384,977)

	Year ended July 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	3,706,107	$68,327,496	4,199,336	$67,792,575
Issued in reinvestment of distributions	1,781,007	32,022,226	2,867,633	47,229,913
Redeemed	(9,174,660)	(168,353,159)	(10,523,498)	(171,848,208)
	(3,687,546)	(68,003,437)	(3,456,529)	(56,825,720)
I Class
Sold	4,131,230	76,435,089	4,044,499	65,541,024
Issued in reinvestment of distributions	1,177,058	21,175,266	1,906,803	31,424,115
Redeemed	(5,560,059)	(102,224,219)	(8,821,186)	(145,427,575)
	(251,771)	(4,613,864)	(2,869,884)	(48,462,436)
A Class
Sold	2,151,745	39,156,227	2,042,166	33,072,863
Issued in reinvestment of distributions	507,114	9,112,538	839,693	13,829,750
Redeemed	(3,369,936)	(61,487,778)	(5,230,737)	(85,626,895)
	(711,077)	(13,219,013)	(2,348,878)	(38,724,282)
C Class
Sold	10,580	192,025	19,084	316,936
Issued in reinvestment of distributions	6,958	124,761	11,578	190,696
Redeemed	(42,466)	(780,895)	(55,778)	(922,080)
	(24,928)	(464,109)	(25,116)	(414,448)
R Class
Sold	3,316,436	61,433,267	3,179,379	51,239,233
Issued in reinvestment of distributions	672,893	12,084,801	897,791	14,795,604
Redeemed	(2,214,012)	(41,021,700)	(2,792,443)	(45,459,247)
	1,775,317	32,496,368	1,284,727	20,575,590
R6 Class
Sold	14,855,356	182,727,025	11,456,089	128,273,838
Issued in reinvestment of distributions	3,158,664	37,430,168	3,842,948	43,079,443
Redeemed	(10,841,624)	(134,478,580)	(10,048,831)	(112,046,707)
	7,172,396	85,678,613	5,250,206	59,306,574
Net increase (decrease)	4,272,391	$31,874,558	(2,165,474)	$(64,544,722)

	Year ended July 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	3,691,304	$56,763,402	4,157,593	$54,833,864
Issued in reinvestment of distributions	1,127,881	16,834,395	1,872,725	25,450,332
Redeemed	(7,242,137)	(110,550,190)	(9,878,452)	(132,729,131)
	(2,422,952)	(36,952,393)	(3,848,134)	(52,444,935)
I Class
Sold	4,127,076	63,905,633	4,426,399	58,406,120
Issued in reinvestment of distributions	1,159,593	17,335,925	1,807,900	24,587,435
Redeemed	(4,820,979)	(73,593,508)	(8,453,522)	(114,569,116)
	465,690	7,648,050	(2,219,223)	(31,575,561)
A Class
Sold	1,921,409	29,280,461	2,215,552	29,614,315
Issued in reinvestment of distributions	410,117	6,127,144	605,148	8,223,956
Redeemed	(2,815,065)	(42,770,519)	(4,749,105)	(63,770,304)
	(483,539)	(7,362,914)	(1,928,405)	(25,932,033)
C Class
Sold	16,987	258,724	12,349	161,221
Issued in reinvestment of distributions	5,968	89,047	7,827	106,447
Redeemed	(37,249)	(568,198)	(27,928)	(362,405)
	(14,294)	(220,427)	(7,752)	(94,737)
R Class
Sold	3,386,870	52,142,891	3,502,427	46,437,891
Issued in reinvestment of distributions	639,581	9,544,079	745,959	10,145,028
Redeemed	(2,014,616)	(31,001,358)	(2,661,338)	(35,133,823)
	2,011,835	30,685,612	1,587,048	21,449,096
R6 Class
Sold	9,962,707	136,492,809	8,590,131	102,025,788
Issued in reinvestment of distributions	1,803,442	23,841,499	2,243,924	27,218,792
Redeemed	(8,578,474)	(117,437,717)	(8,253,207)	(96,915,565)
	3,187,675	42,896,591	2,580,848	32,329,015
Net increase (decrease)	2,744,415	$36,694,519	(3,835,618)	$(56,269,155)

	Year ended July 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	2,639,835	$44,697,200	3,031,159	$43,773,463
Issued in reinvestment of distributions	477,070	7,927,874	831,271	12,369,313
Redeemed	(5,064,319)	(86,283,818)	(4,820,598)	(70,521,237)
	(1,947,414)	(33,658,744)	(958,168)	(14,378,461)
I Class
Sold	3,344,464	57,223,911	3,797,693	54,389,084
Issued in reinvestment of distributions	658,728	10,941,464	1,016,189	15,110,733
Redeemed	(4,709,484)	(79,760,932)	(5,038,366)	(74,413,536)
	(706,292)	(11,595,557)	(224,484)	(4,913,719)
A Class
Sold	1,318,871	22,034,267	1,527,894	22,088,354
Issued in reinvestment of distributions	208,293	3,459,751	331,638	4,931,456
Redeemed	(1,917,684)	(32,136,269)	(2,579,471)	(37,583,101)
	(390,520)	(6,642,251)	(719,939)	(10,563,291)
C Class
Sold	10,431	177,646	11,694	168,062
Issued in reinvestment of distributions	2,924	48,270	4,203	62,252
Redeemed	(18,884)	(324,896)	(11,282)	(164,894)
	(5,529)	(98,980)	4,615	65,420
R Class
Sold	2,341,824	39,888,932	2,428,300	35,015,359
Issued in reinvestment of distributions	297,736	4,943,476	376,109	5,596,507
Redeemed	(1,351,828)	(23,086,947)	(1,711,464)	(25,136,316)
	1,287,732	21,745,461	1,092,945	15,475,550
R6 Class
Sold	7,789,508	111,436,802	6,861,886	83,860,128
Issued in reinvestment of distributions	978,072	13,614,766	1,237,752	15,583,299
Redeemed	(6,234,932)	(89,892,885)	(5,560,176)	(67,408,451)
	2,532,648	35,158,683	2,539,462	32,034,976
Net increase (decrease)	770,625	$4,908,612	1,734,431	$17,720,475

	Year ended July 31, 2021		Year ended July 31, 2020
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	1,494,181	$22,825,820	1,782,933	$22,396,199
Issued in reinvestment of distributions	102,736	1,543,024	172,334	2,273,084
Redeemed	(1,135,484)	(17,223,989)	(1,955,072)	(25,056,776)
	461,433	7,144,855	195	(387,493)
I Class
Sold	1,720,220	26,577,618	2,001,082	25,000,871
Issued in reinvestment of distributions	141,011	2,119,397	203,732	2,689,262
Redeemed	(1,326,991)	(20,052,078)	(1,139,250)	(14,712,154)
	534,240	8,644,937	1,065,564	12,977,979
A Class
Sold	1,048,017	15,502,915	468,978	5,967,040
Issued in reinvestment of distributions	35,957	538,866	34,750	458,347
Redeemed	(275,077)	(4,196,285)	(369,060)	(4,774,244)
	808,897	11,845,496	134,668	1,651,143
C Class
Sold	1,104	16,553	1,065	13,284
Issued in reinvestment of distributions	408	6,083	686	8,997
Redeemed	(71)	(979)	(84)	(1,059)
	1,441	21,657	1,667	21,222
R Class
Sold	1,539,856	23,650,365	1,364,176	17,257,070
Issued in reinvestment of distributions	78,754	1,181,493	97,285	1,283,190
Redeemed	(473,987)	(7,282,812)	(462,482)	(5,861,425)
	1,144,623	17,549,046	998,979	12,678,835
R6 Class
Sold	3,248,143	50,280,345	2,790,895	35,146,205
Issued in reinvestment of distributions	175,133	2,637,501	206,127	2,727,062
Redeemed	(1,868,544)	(28,893,635)	(1,366,053)	(17,412,391)
	1,554,732	24,024,211	1,630,969	20,460,876
Net increase (decrease)	4,505,366	$69,230,202	3,832,042	$47,402,562

	Period ended July 31, 2021(1)
	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	200,618	$2,357,340
Issued in reinvestment of distributions	480	5,516
Redeemed	(37,903)	(459,237)
	163,195	1,903,619
I Class
Sold	151,554	1,886,789
Issued in reinvestment of distributions	24	280
Redeemed	(4,271)	(53,902)
	147,307	1,833,167
A Class
Sold	24,869	298,038
Issued in reinvestment of distributions	17	198
Redeemed	(3,820)	(45,252)
	21,066	252,984
C Class
Sold	2,509	25,114
Issued in reinvestment of distributions	15	171
	2,524	25,285
R Class
Sold	141,436	1,718,574
Issued in reinvestment of distributions	105	1,208
Redeemed	(10,234)	(121,079)
	131,307	1,598,703
R6 Class
Sold	287,165	3,507,414
Issued in reinvestment of distributions	76	875
Redeemed	(37,785)	(476,130)
	249,456	3,032,159
Net increase (decrease)	714,855	$8,645,917
(1)September 23, 2020 (fund inception) through July 31, 2021.

6. Fair Value Measurements

The funds’ investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Federal Tax Information
The tax character of distributions paid during the years ended July 31, 2021 and July 31, 2020 were as follows:

	2021		2020
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice In Retirement Portfolio	$33,561,960	$63,005,278	$26,116,481	$79,488,820
One Choice 2025 Portfolio	$34,416,244	$120,040,963	$44,705,888	$150,802,579
One Choice 2030 Portfolio	$28,544,553	$91,140,834	$37,253,311	$126,635,833
One Choice 2035 Portfolio	$34,999,738	$115,195,585	$38,741,933	$154,020,919
One Choice 2040 Portfolio	$21,975,798	$82,299,903	$28,484,175	$112,240,954
One Choice 2045 Portfolio	$25,134,933	$90,541,219	$26,732,686	$127,134,270
One Choice 2050 Portfolio	$17,475,767	$58,074,459	$17,634,108	$79,647,555
One Choice 2055 Portfolio	$10,766,448	$31,037,218	$10,798,459	$43,504,077
One Choice 2060 Portfolio	$3,032,098	$5,183,646	$2,412,677	$7,072,385
One Choice 2065 Portfolio(1)	$8,248	—	N/A	N/A
(1)September 23, 2020 (fund inception) through July 31, 2021.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Federal tax cost of investments	$2,149,532,908	$2,025,519,940	$1,762,762,826	$1,930,953,269	$1,370,507,627
Gross tax appreciation of investments	$529,711,299	$541,016,488	$461,874,469	$595,334,025	$420,233,478
Gross tax depreciation of investments	—	—	—	—	—
Net tax appreciation (depreciation) of investments	$529,711,299	$541,016,488	$461,874,469	$595,334,025	$420,233,478
Undistributed ordinary income	$6,099,584	$10,136,235	$8,619,537	$8,451,744	$5,288,606
Accumulated long-term gains	$70,057,516	$71,717,106	$61,807,695	$70,684,508	$53,846,462

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Federal tax cost of investments	$1,392,734,312	$984,575,999	$662,454,510	$260,276,388	$8,677,623
Gross tax appreciation of investments	$499,286,943	$329,376,355	$204,725,433	$65,890,032	$555,781
Gross tax depreciation of investments	—	—	—	—	(14,733)
Net tax appreciation (depreciation) of investments	$499,286,943	$329,376,355	$204,725,433	$65,890,032	$541,048
Undistributed ordinary income	$4,320,946	$2,148,402	$1,946,439	$253,373	$10,166
Accumulated long-term gains	$57,664,533	$34,345,118	$23,883,811	$6,015,632	$21,538

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
8. Reorganization

On March 4, 2020, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® 2020 Portfolio, one fund in a series issued by the corporation, were transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. One Choice 2020 Portfolio had reached its most conservative planned target asset allocation and its asset mix matched that of One Choice In Retirement Portfolio. The reorganization was executed to combine two funds that had the same target asset allocations, both funds’ investment objectives and strategies were substantially similar and their total expense ratios were expected to be the same. The financial statements and performance history of One Choice In Retirement Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on October 2, 2020.

The reorganization was accomplished by a tax-free exchange of shares. On October 2, 2020, One Choice 2020 Portfolio exchanged its shares for shares of One Choice In Retirement Portfolio as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice 2020 Portfolio – Investor Class	26,842,337	One Choice In Retirement Portfolio – Investor Class	24,101,171
One Choice 2020 Portfolio – I Class	28,664,577	One Choice In Retirement Portfolio – I Class	25,737,323
One Choice 2020 Portfolio – A Class	8,067,714	One Choice In Retirement Portfolio – A Class	7,243,831
One Choice 2020 Portfolio – C Class	335,171	One Choice In Retirement Portfolio – C Class	302,555
One Choice 2020 Portfolio – R Class	10,960,934	One Choice In Retirement Portfolio – R Class	9,848,455
One Choice 2020 Portfolio – R6 Class	23,743,664	One Choice In Retirement Portfolio – R6 Class	23,813,430

The net assets of One Choice 2020 Portfolio and One Choice In Retirement Portfolio immediately before the reorganization were $1,098,820,280 and $1,458,288,401, respectively. One Choice 2020 Portfolio's unrealized appreciation of $155,316,946 was combined with that of One Choice In Retirement Portfolio. Immediately after the reorganization, the combined net assets were $2,557,108,681.

Assuming the reorganization had been completed on August 1, 2020, the beginning of the annual reporting period, the pro forma results of operations for the period ended July 31, 2021 are as follows:

Net investment income (loss)	$34,151,470
Net realized and unrealized gain (loss)	345,172,714
Net increase (decrease) in net assets resulting from operations	$379,324,184

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of One Choice 2020 Portfolio that have been included in One Choice In Retirement Portfolio's Statement of Operations since October 2, 2020.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.
10. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

11. Affiliated Fund Transactions
A summary of transactions for each underlying fund for the period ended July 31, 2021 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice In Retirement Portfolio (Amounts in thousands)
Inflation-Adjusted Bond Fund	$41,075	$9,497	$5,220	$7,917	$85,346	6,520	$74	$1,499
NT Diversified Bond Fund	269,873	115,174	48,642	12,653	564,164	49,575	(772)	16,881
NT High Income Fund	46,940	13,965	9,549	5,660	98,904	9,822	(207)	5,331
Short Duration Fund	—	290,290	10,699	2,464	282,055	26,914	1	3,795
Short Duration Inflation Protection Bond Fund	93,459	31,063	14,584	15,281	204,585	18,218	185	2,821
NT Disciplined Growth Fund	34,503	14,834	14,630	16,923	69,515	4,063	1,362	9,088
NT Equity Growth Fund	45,682	16,393	19,366	26,063	93,849	7,078	2,598	10,292
NT Focused Large Cap Value Fund(4)	107,655	30,654	48,533	68,810	228,206	17,158	9,077	7,187
NT Growth Fund	50,799	24,148	27,787	39,047	103,695	4,281	5,399	11,119
NT Heritage Fund	23,574	8,583	12,292	17,508	47,664	2,713	3,204	4,358
NT Mid Cap Value Fund	48,715	11,939	24,361	31,244	101,022	6,771	6,328	3,287
Small Cap Growth Fund	12,567	2,980	6,062	6,656	23,856	853	1,243	2,376
Small Cap Value Fund	12,346	1,549	12,394	10,912	23,490	2,077	1,716	303
Sustainable Equity Fund	83,720	16,789	38,725	50,429	173,514	3,804	8,271	2,034
Emerging Markets Debt Fund	15,488	3,685	2,025	868	31,143	2,938	38	1,277
Global Bond Fund	104,420	34,604	9,696	9,477	226,344	21,213	(2)	1,500
International Bond Fund	30,837	7,966	4,477	4,276	61,668	4,389	171	1,422
NT Global Real Estate Fund	12,745	1,824	5,159	6,849	25,442	1,930	966	433
NT International Growth Fund	49,371	10,611	15,551	34,208	104,188	6,796	4,063	3,252
NT International Small-Mid Cap Fund	6,558	468	2,283	3,941	12,352	792	620	467
NT International Value Fund	55,362	20,712	33,303	26,221	118,242	11,082	3,114	3,513
U.S. Government Money Market Fund	121,711	23,263	254,803	—	—	—	—	57
	$1,267,400	$690,991	$620,141	$397,407	$2,679,244	208,987	$47,449	$92,292
(1)Underlying fund investments represent G Class.
(2)Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)
(3)Distributions received includes distributions from net investment income and from capital gains, if any.
(4)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
Inflation-Adjusted Bond Fund	$98,879	$4,956	$3,800	$5,754	$105,789	8,082	$74	$1,828
NT Diversified Bond Fund	475,301	99,324	30,829	(10,913)	532,883	46,826	(383)	16,280
NT High Income Fund	94,352	9,521	6,539	8,090	105,424	10,469	(264)	6,015
Short Duration Fund	—	195,391	2,600	1,616	194,407	18,550	3	2,518
Short Duration Inflation Protection Bond Fund	113,403	15,374	2,176	8,087	134,688	11,994	13	1,775
NT Disciplined Growth Fund	71,805	11,702	14,855	6,499	75,151	4,392	2,739	9,436
NT Equity Growth Fund	88,763	10,163	17,177	12,872	94,621	7,136	3,144	10,073
NT Focused Large Cap Value Fund(3)	205,965	12,750	41,448	45,501	222,768	16,749	7,699	7,414
NT Growth Fund	105,658	18,616	25,947	12,581	110,908	4,579	10,436	11,572
NT Heritage Fund	54,494	4,960	12,701	9,275	56,028	3,189	4,763	4,942
NT Mid Cap Value Fund	105,699	4,852	25,600	25,564	110,515	7,407	5,697	3,856
Small Cap Growth Fund	25,464	2,377	7,803	5,021	25,059	896	1,603	2,377
Small Cap Value Fund	24,696	372	12,684	13,423	25,807	2,282	712	373
Sustainable Equity Fund	162,081	6,672	38,039	42,791	173,505	3,804	7,950	1,961
Emerging Markets Debt Fund	39,446	2,758	1,530	1,078	41,752	3,939	19	1,842
Global Bond Fund	182,469	30,799	3,376	4,212	214,104	20,066	4	1,405
International Bond Fund	53,880	2,255	4,050	405	52,490	3,736	628	1,228
Non-U.S. Intrinsic Value Fund	11,943	262	4,815	3,658	11,048	1,075	(476)	262
NT Emerging Markets Fund	16,697	230	3,301	(918)	12,708	855	3,513	230
NT Global Real Estate Fund	28,124	564	5,760	6,668	29,596	2,246	857	475
NT International Growth Fund	100,842	4,689	15,407	18,074	108,198	7,058	6,247	3,266
NT International Small-Mid Cap Fund	20,095	695	5,487	4,630	19,933	1,279	1,198	696
NT International Value Fund	100,048	7,552	24,429	25,983	109,154	10,230	1,325	3,159
U.S. Government Money Market Fund	173,668	12,581	186,249	—	—	—	—	58
	$2,353,772	$459,415	$496,602	$249,951	$2,566,536	196,839	$57,501	$93,041
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$13,851	$64	$4,434	$605	$10,086	162	$2,934	$64
NT Disciplined Growth Fund	57,610	10,379	10,882	5,272	62,379	3,646	2,350	7,680
NT Equity Growth Fund	78,842	8,983	16,435	12,761	84,151	6,346	1,557	8,983
NT Focused Large Cap Value Fund(3)	181,452	13,303	37,785	43,270	200,240	15,056	3,800	6,586
NT Growth Fund	100,942	18,736	27,961	15,829	107,546	4,440	6,421	11,144
NT Heritage Fund	60,448	8,350	17,800	10,602	61,600	3,506	5,314	5,531
NT Mid Cap Value Fund	102,881	5,922	24,809	27,531	111,525	7,475	3,211	3,813
Small Cap Growth Fund	23,771	2,222	7,370	4,664	23,287	832	1,550	2,217
Small Cap Value Fund	22,417	347	11,360	12,287	23,691	2,095	1,082	347
Sustainable Equity Fund	144,036	6,060	32,787	38,565	155,874	3,418	6,839	1,748
Inflation-Adjusted Bond Fund	93,235	7,982	3,177	5,617	103,657	7,919	54	1,786
NT Diversified Bond Fund	375,845	107,763	31,276	(8,390)	443,942	39,011	(498)	13,200
NT High Income Fund	84,365	11,656	5,526	7,344	97,839	9,716	(220)	5,539
Short Duration Fund	—	100,052	721	799	100,130	9,554	1	1,268
Short Duration Inflation Protection Bond Fund	52,287	9,866	583	3,817	65,387	5,823	4	830
Non-U.S. Intrinsic Value Fund	22,426	545	8,168	6,900	21,703	2,111	(505)	545
NT Emerging Markets Fund	33,606	763	7,816	2,221	28,774	1,935	3,478	527
NT Global Real Estate Fund	28,225	1,081	6,339	6,650	29,617	2,247	1,037	489
NT International Growth Fund	94,231	6,415	16,486	18,121	102,281	6,672	4,682	3,060
NT International Small-Mid Cap Fund	25,465	981	7,642	5,434	24,238	1,555	2,025	907
NT International Value Fund	80,600	7,653	19,294	21,947	90,906	8,520	(33)	2,553
Emerging Markets Debt Fund	41,137	5,081	1,075	1,145	46,288	4,367	4	2,010
Global Bond Fund	142,172	44,756	4,014	3,510	186,424	17,472	1	1,177
International Bond Fund	41,959	5,076	4,222	259	43,072	3,066	582	933
U.S. Government Money Market Fund	97,399	7,856	105,255	—	—	—	—	33
	$1,999,202	$391,892	$413,217	$246,760	$2,224,637	166,944	$45,670	$82,970
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$33,149	$179	$6,733	$5,438	$32,033	516	$4,250	$179
NT Disciplined Growth Fund	55,548	7,761	5,084	5,572	63,797	3,729	1,760	7,402
NT Equity Growth Fund	91,778	10,522	15,447	15,315	102,168	7,705	1,664	10,522
NT Focused Large Cap Value Fund(3)	209,343	11,675	34,011	50,415	237,422	17,851	4,662	7,731
NT Growth Fund	124,868	20,187	26,681	19,620	137,994	5,698	8,143	13,880
NT Heritage Fund	88,088	12,686	23,201	16,947	94,520	5,380	6,645	8,156
NT Mid Cap Value Fund	127,341	5,432	26,038	35,437	142,172	9,529	3,340	4,830
Small Cap Growth Fund	29,224	2,728	8,611	5,807	29,148	1,042	1,910	2,728
Small Cap Value Fund	26,676	432	11,897	15,324	30,535	2,700	1,083	432
Sustainable Equity Fund	167,275	2,791	29,477	46,836	187,425	4,109	6,363	2,043
Inflation-Adjusted Bond Fund	87,369	13,890	792	5,668	106,135	8,108	6	1,796
NT Diversified Bond Fund	361,360	142,592	19,071	(8,745)	476,136	41,840	(363)	13,770
NT High Income Fund	88,205	17,235	1,906	7,952	111,486	11,071	(72)	6,150
Short Duration Fund	—	51,976	115	412	52,273	4,988	—	651
Short Duration Inflation Protection Bond Fund	20,056	10,888	185	1,819	32,578	2,901	1	417
Non-U.S. Intrinsic Value Fund	39,702	1,028	11,415	12,311	41,626	4,049	(474)	1,029
NT Emerging Markets Fund	66,517	3,775	14,081	5,985	62,196	4,183	5,794	1,106
NT Global Real Estate Fund	37,154	659	4,736	9,700	42,777	3,246	827	659
NT International Growth Fund	114,075	4,397	13,398	22,677	127,751	8,333	5,069	3,736
NT International Small-Mid Cap Fund	38,143	1,404	8,814	9,612	40,345	2,588	1,982	1,404
NT International Value Fund	83,219	4,648	15,639	22,976	95,204	8,923	(378)	2,638
Emerging Markets Debt Fund	47,681	10,335	620	1,337	58,733	5,541	6	2,485
Global Bond Fund	140,228	53,923	1,657	3,578	196,072	18,376	4	1,221
International Bond Fund	20,827	4,929	380	385	25,761	1,833	5	541
U.S. Government Money Market Fund	101,598	4,884	106,482	—	—	—	—	33
	$2,199,424	$400,956	$386,471	$312,378	$2,526,287	184,239	$52,227	$95,539
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$37,102	$217	$6,937	$6,736	$37,118	598	$4,697	$217
NT Disciplined Growth Fund	30,234	5,522	4,055	2,960	34,661	2,026	1,086	4,083
NT Equity Growth Fund	66,750	8,093	12,056	11,444	74,231	5,598	989	7,780
NT Focused Large Cap Value Fund(3)	153,634	9,928	23,834	38,817	178,545	13,424	2,331	5,794
NT Growth Fund	95,617	16,303	22,390	16,867	106,397	4,393	4,474	10,753
NT Heritage Fund	80,530	12,486	22,977	16,534	86,573	4,927	5,356	7,663
NT Mid Cap Value Fund	96,260	6,652	18,675	27,999	112,236	7,523	2,213	3,750
Small Cap Growth Fund	22,372	2,267	6,938	4,502	22,203	794	1,429	2,125
Small Cap Value Fund	20,112	329	8,905	11,576	23,112	2,043	1,190	329
Sustainable Equity Fund	121,738	3,011	21,998	34,264	137,015	3,004	4,916	1,512
Inflation-Adjusted Bond Fund	43,372	18,049	336	3,388	64,473	4,925	3	1,083
NT Diversified Bond Fund	218,464	122,524	23,773	(5,291)	311,924	27,410	(439)	8,928
NT High Income Fund	54,887	17,480	1,632	5,227	75,962	7,543	(26)	4,082
Short Duration Fund	—	6,569	—	42	6,611	631	—	70
Short Duration Inflation Protection Bond Fund	622	3,182	3	174	3,975	354	—	41
Non-U.S. Intrinsic Value Fund	36,421	1,707	8,074	11,445	41,499	4,037	(247)	1,012
NT Emerging Markets Fund	73,420	5,998	14,640	8,017	72,795	4,895	5,319	1,273
NT Global Real Estate Fund	30,513	825	4,547	7,848	34,639	2,628	881	556
NT International Growth Fund	85,536	4,544	11,151	18,137	97,066	6,332	2,776	2,862
NT International Small-Mid Cap Fund	33,721	1,278	8,111	8,294	35,182	2,257	2,006	1,278
NT International Value Fund	54,072	2,909	10,072	14,570	61,479	5,762	48	1,722
Emerging Markets Debt Fund	32,161	11,652	398	898	44,313	4,181	4	1,795
Global Bond Fund	83,882	43,096	3,613	2,297	125,662	11,777	(18)	776
International Bond Fund	777	2,310	21	4	3,070	219	—	54
U.S. Government Money Market Fund	70,406	6,250	76,656	—	—	—	—	24
	$1,542,603	$313,181	$311,792	$246,749	$1,790,741	127,281	$38,988	$69,562
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$55,802	$842	$9,248	$11,850	$59,246	954	$5,870	$336
NT Disciplined Growth Fund	19,265	2,775	676	2,528	23,892	1,396	169	2,726
NT Equity Growth Fund	75,332	8,812	11,617	13,011	85,538	6,451	1,153	8,812
NT Focused Large Cap Value Fund(3)	173,067	11,004	23,218	44,245	205,098	15,421	2,682	6,617
NT Growth Fund	109,095	14,612	19,670	19,411	123,448	5,097	4,919	12,256
NT Heritage Fund	93,138	16,740	23,495	20,559	106,942	6,087	5,701	9,063
NT Mid Cap Value Fund	109,107	5,736	17,691	31,998	129,150	8,656	2,359	4,310
Small Cap Growth Fund	25,426	2,412	7,344	5,195	25,689	918	1,617	2,411
Small Cap Value Fund	22,120	376	8,468	13,322	27,350	2,418	1,022	376
Sustainable Equity Fund	137,851	1,935	21,967	39,554	157,373	3,450	4,986	1,706
Non-U.S. Intrinsic Value Fund	44,820	2,056	8,363	14,145	52,658	5,122	(256)	1,268
NT Emerging Markets Fund	86,226	11,370	14,280	10,546	93,862	6,312	5,196	1,560
NT Global Real Estate Fund	33,987	1,864	3,195	9,542	42,198	3,202	717	649
NT International Growth Fund	96,886	4,129	9,239	20,801	112,577	7,344	3,114	3,259
NT International Small-Mid Cap Fund	38,860	1,505	7,600	10,518	43,283	2,776	1,698	1,505
NT International Value Fund	55,189	2,031	7,651	15,388	64,957	6,088	(111)	1,807
Inflation-Adjusted Bond Fund	37,124	13,504	71	2,805	53,362	4,077	1	900
NT Diversified Bond Fund	189,873	98,908	12,116	(4,606)	272,059	23,907	(254)	7,665
NT High Income Fund	47,076	15,589	482	4,470	66,653	6,619	(11)	3,513
Emerging Markets Debt Fund	27,685	10,685	229	769	38,910	3,671	2	1,553
Global Bond Fund	72,412	33,528	109	1,945	107,776	10,101	—	657
U.S. Government Money Market Fund	38,287	5,054	43,341	—	—	—	—	13
	$1,588,628	$265,467	$250,070	$287,996	$1,892,021	130,067	$40,574	$72,962
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$51,050	$4,319	$11,020	$11,863	$56,212	905	$4,854	$314
NT Disciplined Growth Fund	2,820	2,444	112	539	5,691	333	(9)	578
NT Equity Growth Fund	55,108	6,817	7,658	10,046	64,313	4,850	458	6,526
NT Focused Large Cap Value Fund(3)	126,844	13,880	18,308	33,806	156,222	11,746	758	4,922
NT Growth Fund	80,319	16,949	19,058	14,897	93,107	3,844	3,523	9,081
NT Heritage Fund	68,623	14,389	18,572	16,072	80,512	4,582	3,362	6,715
NT Mid Cap Value Fund	79,465	7,997	13,389	24,604	98,677	6,614	738	3,189
Small Cap Growth Fund	18,788	2,595	5,570	3,834	19,647	702	1,175	1,783
Small Cap Value Fund	16,205	276	6,226	9,751	20,006	1,769	843	276
Sustainable Equity Fund	101,340	2,601	15,086	30,085	118,940	2,608	2,928	1,262
Non-U.S. Intrinsic Value Fund	36,289	3,273	6,867	11,592	44,287	4,308	(362)	1,032
NT Emerging Markets Fund	63,401	12,421	10,373	8,037	73,486	4,942	3,435	1,154
NT Global Real Estate Fund	24,515	2,074	2,477	7,073	31,185	2,366	480	480
NT International Growth Fund	71,369	5,823	8,200	15,896	84,888	5,537	1,777	2,411
NT International Small-Mid Cap Fund	28,659	1,117	5,421	7,829	32,184	2,064	1,137	1,117
NT International Value Fund	36,948	2,800	4,493	10,291	45,546	4,269	25	1,232
Inflation-Adjusted Bond Fund	19,682	7,971	53	1,501	29,101	2,223	1	479
NT Diversified Bond Fund	105,887	52,170	10,598	(2,267)	145,192	12,759	(214)	4,027
NT High Income Fund	25,585	8,105	462	2,389	35,617	3,537	(7)	1,866
Emerging Markets Debt Fund	14,878	5,975	135	420	21,138	1,994	1	827
Global Bond Fund	39,875	18,092	1,067	1,101	58,001	5,436	(10)	337
U.S. Government Money Market Fund	1,171	2,011	3,182	—	—	—	—	1
	$1,068,821	$194,099	$168,327	$219,359	$1,313,952	87,388	$24,893	$49,609
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$37,358	$4,989	$9,001	$9,597	$42,943	692	$3,115	$240
NT Equity Growth Fund	36,235	5,163	3,981	7,013	44,430	3,351	182	4,568
NT Focused Large Cap Value Fund(3)	86,822	14,760	17,339	23,820	108,063	8,125	272	3,440
NT Growth Fund	54,795	12,379	13,640	10,746	64,280	2,654	2,055	6,399
NT Heritage Fund	47,337	11,830	15,278	11,846	55,735	3,172	1,791	4,758
NT Mid Cap Value Fund	54,245	9,053	12,326	17,272	68,244	4,574	381	2,230
Small Cap Growth Fund	12,763	1,988	3,820	2,764	13,695	489	707	1,261
Small Cap Value Fund	11,079	240	4,310	6,646	13,655	1,207	675	190
Sustainable Equity Fund	68,809	2,286	9,712	20,919	82,302	1,804	2,047	891
Non-U.S. Intrinsic Value Fund	25,651	4,260	6,109	8,534	32,336	3,146	(362)	751
NT Emerging Markets Fund	43,790	7,777	7,185	6,083	50,465	3,394	1,907	808
NT Global Real Estate Fund	16,532	2,428	2,243	4,893	21,610	1,640	404	338
NT International Growth Fund	49,177	4,839	6,736	11,510	58,790	3,835	836	1,690
NT International Small-Mid Cap Fund	19,819	788	3,883	5,448	22,172	1,422	788	781
NT International Value Fund	23,672	3,753	3,858	6,707	30,274	2,837	197	828
Inflation-Adjusted Bond Fund	11,068	4,350	376	835	15,877	1,213	(2)	267
NT Diversified Bond Fund	61,616	28,091	8,905	(1,290)	79,512	6,987	(171)	2,296
NT High Income Fund	14,281	4,602	747	1,375	19,511	1,938	(10)	1,059
Emerging Markets Debt Fund	8,135	3,269	187	248	11,465	1,082	1	468
Global Bond Fund	23,600	9,017	1,424	628	31,821	2,982	(12)	192
	$706,784	$135,862	$131,060	$155,594	$867,180	56,544	$14,801	$33,455
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$10,697	$4,463	$2,355	$3,931	$16,736	270	$289	$77
NT Equity Growth Fund	10,532	4,221	53	2,496	17,196	1,297	(6)	1,479
NT Focused Large Cap Value Fund(3)	25,660	12,131	4,013	8,174	41,952	3,154	(107)	1,164
NT Growth Fund	15,569	7,976	2,945	4,356	24,956	1,030	175	2,048
NT Heritage Fund	13,600	7,183	3,562	4,425	21,646	1,232	203	1,521
NT Mid Cap Value Fund	16,273	6,837	2,600	6,004	26,514	1,777	(135)	749
Small Cap Growth Fund	3,471	1,293	380	1,004	5,388	193	74	402
Small Cap Value Fund	3,185	687	799	2,265	5,338	472	102	63
Sustainable Equity Fund	19,666	5,273	730	7,757	31,966	701	19	285
Non-U.S. Intrinsic Value Fund	7,658	3,409	1,113	2,825	12,779	1,243	(121)	253
NT Emerging Markets Fund	12,535	7,103	2,120	2,230	19,748	1,328	172	262
NT Global Real Estate Fund	5,093	1,378	79	1,821	8,213	623	(5)	108
NT International Growth Fund	13,999	5,361	516	3,982	22,826	1,489	8	548
NT International Small-Mid Cap Fund	5,432	1,454	289	2,027	8,624	553	(11)	255
NT International Value Fund	6,663	2,981	514	2,197	11,327	1,062	(14)	263
Inflation-Adjusted Bond Fund	2,926	1,918	—	251	5,095	389	—	82
NT Diversified Bond Fund	15,191	11,474	688	(328)	25,649	2,254	(9)	640
NT High Income Fund	3,715	2,230	—	376	6,321	628	—	304
Emerging Markets Debt Fund	2,145	1,512	—	62	3,719	351	—	136
Global Bond Fund	5,977	4,008	—	188	10,173	953	—	52
	$199,987	$92,892	$22,756	$56,043	$326,166	20,999	$634	$10,691
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio(3) (Amounts in thousands)
Focused Dynamic Growth Fund	—	$469	$35	$38	$472	8	$(2)	—
NT Equity Growth Fund	—	486	35	39	490	37	—	$7
NT Focused Large Cap Value Fund(4)	—	1,205	89	78	1,194	90	—	12
NT Growth Fund	—	689	55	76	710	29	(2)	8
NT Heritage Fund	—	601	40	53	614	35	(3)	6
NT Mid Cap Value Fund	—	762	57	48	753	50	—	7
Small Cap Growth Fund	—	160	10	4	154	6	(1)	1
Small Cap Value Fund	—	152	11	14	155	14	—	1
Sustainable Equity Fund	—	880	66	93	907	20	—	1
Non-U.S. Intrinsic Value Fund	—	384	27	12	369	36	1	1
NT Emerging Markets Fund	—	633	55	(14)	564	38	(2)	1
NT Global Real Estate Fund	—	228	20	27	235	18	1	—
NT International Growth Fund	—	664	48	33	649	42	1	2
NT International Small-Mid Cap Fund	—	243	18	19	244	16	—	1
NT International Value Fund	—	333	25	14	322	30	—	1
Inflation-Adjusted Bond Fund	—	142	9	5	138	11	—	1
NT Diversified Bond Fund	—	726	40	7	693	61	(1)	6
NT High Income Fund	—	180	9	3	174	17	—	3
Emerging Markets Debt Fund	—	110	5	—	105	10	—	2
Global Bond Fund	—	288	15	4	277	26	—	—
	—	$9,335	$669	$553	$9,219	594	$(8)	$61
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)September 23, 2020 (fund inception) through July 31, 2021.
(4)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2021	$13.15	0.18	1.78	1.96	(0.16)	(0.56)	(0.72)	$14.39	15.64%	0.74%	0.77%	1.34%	1.31%	29%	$991,945
2020	$13.23	0.23	0.64	0.87	(0.23)	(0.72)	(0.95)	$13.15	6.67%	0.74%	0.77%	1.80%	1.77%	24%	$607,393
2019	$13.47	0.33	0.20	0.53	(0.33)	(0.44)	(0.77)	$13.23	4.55%	0.74%	0.77%	2.58%	2.55%	19%	$735,213
2018	$13.17	0.25	0.47	0.72	(0.25)	(0.17)	(0.42)	$13.47	5.50%	0.75%	0.77%	1.92%	1.90%	13%	$786,876
2017	$12.73	0.18	0.64	0.82	(0.17)	(0.21)	(0.38)	$13.17	6.64%	0.20%	0.20%	1.38%	1.38%	12%	$848,180
I Class
2021	$13.15	0.21	1.78	1.99	(0.19)	(0.56)	(0.75)	$14.39	15.78%	0.54%	0.59%	1.54%	1.49%	29%	$537,817
2020	$13.24	0.26	0.62	0.88	(0.25)	(0.72)	(0.97)	$13.15	6.88%	0.54%	0.60%	2.00%	1.94%	24%	$191,356
2019	$13.47	0.37	0.20	0.57	(0.36)	(0.44)	(0.80)	$13.24	4.84%	0.54%	0.59%	2.78%	2.73%	19%	$254,459
2018	$13.17	0.28	0.46	0.74	(0.27)	(0.17)	(0.44)	$13.47	5.71%	0.55%	0.59%	2.12%	2.08%	13%	$350,798
2017	$12.73	0.20	0.65	0.85	(0.20)	(0.21)	(0.41)	$13.17	6.85%	0.00%(3)	0.00%(3)	1.58%	1.58%	12%	$481,066

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021	$13.15	0.15	1.78	1.93	(0.13)	(0.56)	(0.69)	$14.39	15.28%	0.99%	1.02%	1.09%	1.06%	29%	$267,135
2020	$13.24	0.19	0.63	0.82	(0.19)	(0.72)	(0.91)	$13.15	6.40%	0.99%	1.02%	1.55%	1.52%	24%	$114,462
2019	$13.47	0.31	0.20	0.51	(0.30)	(0.44)	(0.74)	$13.24	4.36%	0.99%	1.02%	2.33%	2.30%	19%	$153,056
2018	$13.17	0.22	0.46	0.68	(0.21)	(0.17)	(0.38)	$13.47	5.23%	1.00%	1.02%	1.67%	1.65%	13%	$227,693
2017	$12.73	0.15	0.64	0.79	(0.14)	(0.21)	(0.35)	$13.17	6.37%	0.45%	0.45%	1.13%	1.13%	12%	$295,489
C Class
2021	$13.08	0.06	1.75	1.81	(0.08)	(0.56)	(0.64)	$14.25	14.40%	1.74%	1.77%	0.34%	0.31%	29%	$4,636
2020	$13.18	0.10	0.63	0.73	(0.11)	(0.72)	(0.83)	$13.08	5.65%	1.74%	1.77%	0.80%	0.77%	24%	$3,020
2019	$13.43	0.22	0.18	0.40	(0.21)	(0.44)	(0.65)	$13.18	3.50%	1.74%	1.77%	1.58%	1.55%	19%	$4,077
2018	$13.13	0.12	0.47	0.59	(0.12)	(0.17)	(0.29)	$13.43	4.48%	1.75%	1.77%	0.92%	0.90%	13%	$5,769
2017	$12.70	0.05	0.64	0.69	(0.05)	(0.21)	(0.26)	$13.13	5.56%	1.20%	1.20%	0.38%	0.38%	12%	$8,431
R Class
2021	$13.13	0.12	1.77	1.89	(0.11)	(0.56)	(0.67)	$14.35	15.00%	1.24%	1.27%	0.84%	0.81%	29%	$268,946
2020	$13.22	0.16	0.63	0.79	(0.16)	(0.72)	(0.88)	$13.13	6.15%	1.24%	1.27%	1.30%	1.27%	24%	$129,338
2019	$13.45	0.27	0.21	0.48	(0.27)	(0.44)	(0.71)	$13.22	4.11%	1.24%	1.27%	2.08%	2.05%	19%	$139,359
2018	$13.15	0.19	0.46	0.65	(0.18)	(0.17)	(0.35)	$13.45	4.98%	1.25%	1.27%	1.42%	1.40%	13%	$155,850
2017	$12.71	0.11	0.65	0.76	(0.11)	(0.21)	(0.32)	$13.15	6.11%	0.70%	0.70%	0.88%	0.88%	12%	$181,722

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021	$10.66	0.18	1.43	1.61	(0.21)	(0.56)	(0.77)	$11.50	15.94%	0.39%	0.50%	1.69%	1.58%	29%	$608,763
2020	$10.91	0.22	0.52	0.74	(0.27)	(0.72)	(0.99)	$10.66	7.08%	0.39%	0.51%	2.15%	2.03%	24%	$221,796
2019	$11.25	0.32	0.16	0.48	(0.38)	(0.44)	(0.82)	$10.91	5.00%	0.39%	0.52%	2.93%	2.80%	19%	$225,207
2018(4)	$11.10	0.21	0.20	0.41	(0.25)	(0.01)	(0.26)	$11.25	3.70%	0.39%(5)	0.51%(5)	2.49%(5)	2.37%(5)	13%(6)	$236,569

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Ratio was less than 0.005%.
(4)October 23, 2017 (commencement of sale) through July 31, 2018.
(5)Annualized.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2021	$14.70	0.20	2.21	2.41	(0.17)	(0.77)	(0.94)	$16.17	16.85%	0.76%	0.79%	1.27%	1.24%	19%	$879,425
2020	$14.78	0.26	0.75	1.01	(0.22)	(0.87)	(1.09)	$14.70	6.99%	0.76%	0.80%	1.82%	1.78%	26%	$867,457
2019	$15.15	0.38	0.18	0.56	(0.37)	(0.56)	(0.93)	$14.78	4.47%	0.76%	0.80%	2.61%	2.57%	18%	$1,003,059
2018	$14.71	0.29	0.63	0.92	(0.26)	(0.22)	(0.48)	$15.15	6.36%	0.77%	0.81%	1.95%	1.91%	14%	$1,181,392
2017	$14.08	0.20	0.89	1.09	(0.18)	(0.28)	(0.46)	$14.71	7.95%	0.20%	0.20%	1.43%	1.43%	16%	$1,245,328
I Class
2021	$14.72	0.22	2.22	2.44	(0.20)	(0.77)	(0.97)	$16.19	17.15%	0.56%	0.61%	1.47%	1.42%	19%	$541,299
2020	$14.80	0.30	0.74	1.04	(0.25)	(0.87)	(1.12)	$14.72	7.13%	0.56%	0.62%	2.02%	1.96%	26%	$512,042
2019	$15.16	0.41	0.19	0.60	(0.40)	(0.56)	(0.96)	$14.80	4.75%	0.56%	0.62%	2.81%	2.75%	18%	$624,560
2018	$14.72	0.32	0.63	0.95	(0.29)	(0.22)	(0.51)	$15.16	6.57%	0.57%	0.62%	2.15%	2.10%	14%	$827,668
2017	$14.09	0.23	0.89	1.12	(0.21)	(0.28)	(0.49)	$14.72	8.16%	0.00%(3)	0.00%(3)	1.63%	1.63%	16%	$963,919
A Class
2021	$14.68	0.16	2.21	2.37	(0.13)	(0.77)	(0.90)	$16.15	16.57%	1.01%	1.04%	1.02%	0.99%	19%	$243,677
2020	$14.76	0.22	0.75	0.97	(0.18)	(0.87)	(1.05)	$14.68	6.72%	1.01%	1.05%	1.57%	1.53%	26%	$231,738
2019	$15.13	0.34	0.19	0.53	(0.34)	(0.56)	(0.90)	$14.76	4.21%	1.01%	1.05%	2.36%	2.32%	18%	$297,582
2018	$14.69	0.25	0.63	0.88	(0.22)	(0.22)	(0.44)	$15.13	6.10%	1.02%	1.06%	1.70%	1.66%	14%	$426,902
2017	$14.06	0.17	0.88	1.05	(0.14)	(0.28)	(0.42)	$14.69	7.69%	0.45%	0.45%	1.18%	1.18%	16%	$505,789

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021	$14.65	0.05	2.20	2.25	(0.01)	(0.77)	(0.78)	$16.12	15.70%	1.76%	1.79%	0.27%	0.24%	19%	$3,256
2020	$14.73	0.11	0.75	0.86	(0.07)	(0.87)	(0.94)	$14.65	5.90%	1.76%	1.80%	0.82%	0.78%	26%	$4,332
2019	$15.09	0.23	0.20	0.43	(0.23)	(0.56)	(0.79)	$14.73	3.48%	1.76%	1.80%	1.61%	1.57%	18%	$4,562
2018	$14.67	0.14	0.63	0.77	(0.13)	(0.22)	(0.35)	$15.09	5.29%	1.77%	1.81%	0.95%	0.91%	14%	$5,515
2017	$14.03	0.06	0.90	0.96	(0.04)	(0.28)	(0.32)	$14.67	6.96%	1.20%	1.20%	0.43%	0.43%	16%	$7,111
R Class
2021	$14.66	0.12	2.21	2.33	(0.09)	(0.77)	(0.86)	$16.13	16.29%	1.26%	1.29%	0.77%	0.74%	19%	$255,643
2020	$14.74	0.18	0.75	0.93	(0.14)	(0.87)	(1.01)	$14.66	6.45%	1.26%	1.30%	1.32%	1.28%	26%	$211,271
2019	$15.11	0.30	0.19	0.49	(0.30)	(0.56)	(0.86)	$14.74	3.94%	1.26%	1.30%	2.11%	2.07%	18%	$210,971
2018	$14.67	0.21	0.64	0.85	(0.19)	(0.22)	(0.41)	$15.11	5.84%	1.27%	1.31%	1.45%	1.41%	14%	$211,702
2017	$14.04	0.13	0.89	1.02	(0.11)	(0.28)	(0.39)	$14.67	7.43%	0.70%	0.70%	0.93%	0.93%	16%	$221,592
R6 Class
2021	$11.20	0.18	1.68	1.86	(0.22)	(0.77)	(0.99)	$12.07	17.32%	0.41%	0.51%	1.62%	1.52%	19%	$643,218
2020	$11.53	0.24	0.58	0.82	(0.28)	(0.87)	(1.15)	$11.20	7.29%	0.41%	0.53%	2.17%	2.05%	26%	$526,937
2019	$12.05	0.33	0.13	0.46	(0.42)	(0.56)	(0.98)	$11.53	4.86%	0.41%	0.54%	2.96%	2.83%	18%	$489,170
2018(4)	$11.74	0.23	0.26	0.49	(0.17)	(0.01)	(0.18)	$12.05	4.19%	0.41%(5)	0.53%(5)	2.53%(5)	2.41%(5)	14%(6)	$426,813

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Ratio was less than 0.005%.
(4)October 23, 2017 (commencement of sale) through July 31, 2018.
(5)Annualized.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2021	$12.89	0.18	2.15	2.33	(0.15)	(0.63)	(0.78)	$14.44	18.62%	0.78%	0.82%	1.25%	1.21%	19%	$491,652
2020	$12.90	0.24	0.70	0.94	(0.20)	(0.75)	(0.95)	$12.89	7.47%	0.78%	0.83%	1.86%	1.81%	27%	$503,229
2019	$13.28	0.31	0.16	0.47	(0.33)	(0.52)	(0.85)	$12.90	4.38%	0.78%	0.83%	2.56%	2.51%	20%	$664,953
2018	$12.77	0.25	0.64	0.89	(0.23)	(0.15)	(0.38)	$13.28	7.13%	0.79%	0.84%	1.96%	1.91%	16%	$716,765
2017	$12.10	0.17	0.88	1.05	(0.14)	(0.24)	(0.38)	$12.77	8.97%	0.20%	0.20%	1.43%	1.43%	14%	$764,846
I Class
2021	$12.89	0.20	2.17	2.37	(0.18)	(0.63)	(0.81)	$14.45	18.94%	0.58%	0.63%	1.45%	1.40%	19%	$582,440
2020	$12.90	0.26	0.71	0.97	(0.23)	(0.75)	(0.98)	$12.89	7.69%	0.58%	0.64%	2.06%	2.00%	27%	$524,709
2019	$13.28	0.36	0.13	0.49	(0.35)	(0.52)	(0.87)	$12.90	4.59%	0.58%	0.64%	2.76%	2.70%	20%	$625,840
2018	$12.78	0.28	0.63	0.91	(0.26)	(0.15)	(0.41)	$13.28	7.27%	0.59%	0.65%	2.16%	2.10%	16%	$832,861
2017	$12.11	0.20	0.88	1.08	(0.17)	(0.24)	(0.41)	$12.78	9.19%	0.00%(3)	0.00%(3)	1.63%	1.63%	14%	$882,331
A Class
2021	$12.85	0.14	2.16	2.30	(0.12)	(0.63)	(0.75)	$14.40	18.37%	1.03%	1.07%	1.00%	0.96%	19%	$223,936
2020	$12.86	0.19	0.72	0.91	(0.17)	(0.75)	(0.92)	$12.85	7.21%	1.03%	1.08%	1.61%	1.56%	27%	$218,597
2019	$13.24	0.29	0.15	0.44	(0.30)	(0.52)	(0.82)	$12.86	4.12%	1.03%	1.08%	2.31%	2.26%	20%	$271,679
2018	$12.74	0.22	0.63	0.85	(0.20)	(0.15)	(0.35)	$13.24	6.80%	1.04%	1.09%	1.71%	1.66%	16%	$375,401
2017	$12.07	0.15	0.87	1.02	(0.11)	(0.24)	(0.35)	$12.74	8.72%	0.45%	0.45%	1.18%	1.18%	14%	$426,224

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021	$12.83	0.04	2.15	2.19	(0.01)	(0.63)	(0.64)	$14.38	17.48%	1.78%	1.82%	0.25%	0.21%	19%	$3,547
2020	$12.84	0.10	0.71	0.81	(0.07)	(0.75)	(0.82)	$12.83	6.38%	1.78%	1.83%	0.86%	0.81%	27%	$3,540
2019	$13.22	0.20	0.15	0.35	(0.21)	(0.52)	(0.73)	$12.84	3.31%	1.78%	1.83%	1.56%	1.51%	20%	$4,387
2018	$12.73	0.12	0.64	0.76	(0.12)	(0.15)	(0.27)	$13.22	6.06%	1.79%	1.84%	0.96%	0.91%	16%	$4,340
2017	$12.06	0.05	0.88	0.93	(0.02)	(0.24)	(0.26)	$12.73	7.90%	1.20%	1.20%	0.43%	0.43%	14%	$6,204
R Class
2021	$12.84	0.10	2.16	2.26	(0.08)	(0.63)	(0.71)	$14.39	18.08%	1.28%	1.32%	0.75%	0.71%	19%	$300,569
2020	$12.85	0.16	0.72	0.88	(0.14)	(0.75)	(0.89)	$12.84	6.93%	1.28%	1.33%	1.36%	1.31%	27%	$245,796
2019	$13.23	0.26	0.15	0.41	(0.27)	(0.52)	(0.79)	$12.85	3.85%	1.28%	1.33%	2.06%	2.01%	20%	$233,886
2018	$12.73	0.19	0.63	0.82	(0.17)	(0.15)	(0.32)	$13.23	6.54%	1.29%	1.34%	1.46%	1.41%	16%	$218,529
2017	$12.06	0.11	0.88	0.99	(0.08)	(0.24)	(0.32)	$12.73	8.45%	0.70%	0.70%	0.93%	0.93%	14%	$201,655
R6 Class
2021	$11.75	0.20	1.97	2.17	(0.20)	(0.63)	(0.83)	$13.09	19.11%	0.43%	0.53%	1.60%	1.50%	19%	$622,491
2020	$11.85	0.25	0.65	0.90	(0.25)	(0.75)	(1.00)	$11.75	7.79%	0.43%	0.55%	2.21%	2.09%	27%	$503,360
2019	$12.28	0.34	0.12	0.46	(0.37)	(0.52)	(0.89)	$11.85	4.74%	0.43%	0.56%	2.91%	2.78%	20%	$465,684
2018(4)	$11.90	0.24	0.31	0.55	(0.16)	(0.01)	(0.17)	$12.28	4.59%	0.43%(5)	0.56%(5)	2.55%(5)	2.42%(5)	16%(6)	$408,745

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Ratio was less than 0.005%.
(4)October 23, 2017 (commencement of sale) through July 31, 2018.
(5)Annualized.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2021	$16.09	0.21	3.04	3.25	(0.17)	(0.88)	(1.05)	$18.29	20.75%	0.81%	0.85%	1.19%	1.15%	17%	$743,664
2020	$16.12	0.28	0.97	1.25	(0.24)	(1.04)	(1.28)	$16.09	7.91%	0.81%	0.85%	1.81%	1.77%	27%	$719,718
2019	$16.64	0.40	0.12	0.52	(0.38)	(0.66)	(1.04)	$16.12	4.06%	0.81%	0.86%	2.51%	2.46%	17%	$819,274
2018	$15.90	0.31	0.95	1.26	(0.29)	(0.23)	(0.52)	$16.64	8.05%	0.82%	0.86%	1.92%	1.88%	16%	$978,920
2017	$14.97	0.21	1.24	1.45	(0.18)	(0.34)	(0.52)	$15.90	9.98%	0.20%	0.20%	1.42%	1.42%	17%	$975,822
I Class
2021	$16.12	0.24	3.04	3.28	(0.20)	(0.88)	(1.08)	$18.32	20.96%	0.61%	0.66%	1.39%	1.34%	17%	$575,410
2020	$16.15	0.32	0.96	1.28	(0.27)	(1.04)	(1.31)	$16.12	8.12%	0.61%	0.67%	2.01%	1.95%	27%	$520,022
2019	$16.66	0.43	0.13	0.56	(0.41)	(0.66)	(1.07)	$16.15	4.33%	0.61%	0.67%	2.71%	2.65%	17%	$598,639
2018	$15.93	0.35	0.93	1.28	(0.32)	(0.23)	(0.55)	$16.66	8.19%	0.62%	0.67%	2.12%	2.07%	16%	$741,317
2017	$15.00	0.25	1.23	1.48	(0.21)	(0.34)	(0.55)	$15.93	10.18%	0.00%(3)	0.00%(3)	1.62%	1.62%	17%	$815,036
A Class
2021	$16.07	0.16	3.04	3.20	(0.12)	(0.88)	(1.00)	$18.27	20.47%	1.06%	1.10%	0.94%	0.90%	17%	$254,130
2020	$16.11	0.24	0.96	1.20	(0.20)	(1.04)	(1.24)	$16.07	7.57%	1.06%	1.10%	1.56%	1.52%	27%	$234,875
2019	$16.61	0.36	0.14	0.50	(0.34)	(0.66)	(1.00)	$16.11	3.92%	1.06%	1.11%	2.26%	2.21%	17%	$290,779
2018	$15.88	0.27	0.94	1.21	(0.25)	(0.23)	(0.48)	$16.61	7.72%	1.07%	1.11%	1.67%	1.63%	16%	$392,230
2017	$14.95	0.18	1.23	1.41	(0.14)	(0.34)	(0.48)	$15.88	9.71%	0.45%	0.45%	1.17%	1.17%	17%	$444,917

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021	$16.00	0.05	3.01	3.06	—	(0.88)	(0.88)	$18.18	19.56%	1.81%	1.85%	0.19%	0.15%	17%	$2,048
2020	$16.04	0.12	0.95	1.07	(0.07)	(1.04)	(1.11)	$16.00	6.76%	1.81%	1.85%	0.81%	0.77%	27%	$3,226
2019	$16.54	0.24	0.15	0.39	(0.23)	(0.66)	(0.89)	$16.04	3.13%	1.81%	1.86%	1.51%	1.46%	17%	$3,676
2018	$15.84	0.15	0.93	1.08	(0.15)	(0.23)	(0.38)	$16.54	6.93%	1.82%	1.86%	0.92%	0.88%	16%	$3,788
2017	$14.92	0.06	1.23	1.29	(0.03)	(0.34)	(0.37)	$15.84	8.83%	1.20%	1.20%	0.42%	0.42%	17%	$5,637
R Class
2021	$16.05	0.12	3.04	3.16	(0.08)	(0.88)	(0.96)	$18.25	20.18%	1.31%	1.35%	0.69%	0.65%	17%	$307,513
2020	$16.09	0.20	0.95	1.15	(0.15)	(1.04)	(1.19)	$16.05	7.29%	1.31%	1.35%	1.31%	1.27%	27%	$241,416
2019	$16.60	0.31	0.14	0.45	(0.30)	(0.66)	(0.96)	$16.09	3.60%	1.31%	1.36%	2.01%	1.96%	17%	$227,954
2018	$15.86	0.22	0.96	1.18	(0.21)	(0.23)	(0.44)	$16.60	7.52%	1.32%	1.36%	1.42%	1.38%	16%	$221,761
2017	$14.94	0.14	1.23	1.37	(0.11)	(0.34)	(0.45)	$15.86	9.37%	0.70%	0.70%	0.92%	0.92%	17%	$216,452
R6 Class
2021	$11.44	0.18	2.15	2.33	(0.23)	(0.88)	(1.11)	$12.66	21.24%	0.46%	0.56%	1.54%	1.44%	17%	$643,520
2020	$11.84	0.24	0.70	0.94	(0.30)	(1.04)	(1.34)	$11.44	8.18%	0.46%	0.57%	2.16%	2.05%	27%	$480,172
2019	$12.54	0.33	0.06	0.39	(0.43)	(0.66)	(1.09)	$11.84	4.46%	0.46%	0.58%	2.86%	2.74%	17%	$420,380
2018(4)	$12.12	0.24	0.38	0.62	(0.20)	—(5)	(0.20)	$12.54	5.17%	0.46%(6)	0.58%(6)	2.48%(6)	2.36%(6)	16%(7)	$359,623

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Ratio was less than 0.005%.
(4)October 23, 2017 (commencement of sale) through July 31, 2018.
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2021	$13.47	0.17	2.83	3.00	(0.14)	(0.77)	(0.91)	$15.56	22.90%	0.83%	0.88%	1.12%	1.07%	19%	$383,921
2020	$13.50	0.24	0.84	1.08	(0.21)	(0.90)	(1.11)	$13.47	8.19%	0.83%	0.88%	1.78%	1.73%	28%	$389,734
2019	$14.10	0.31	0.09	0.40	(0.33)	(0.67)	(1.00)	$13.50	3.92%	0.83%	0.89%	2.41%	2.35%	23%	$505,459
2018	$13.36	0.26	0.92	1.18	(0.25)	(0.19)	(0.44)	$14.10	8.98%	0.84%	0.88%	1.89%	1.85%	17%	$555,108
2017	$12.48	0.17	1.16	1.33	(0.15)	(0.30)	(0.45)	$13.36	10.95%	0.20%	0.20%	1.39%	1.39%	17%	$574,159
I Class
2021	$13.49	0.19	2.83	3.02	(0.17)	(0.77)	(0.94)	$15.57	23.14%	0.63%	0.69%	1.32%	1.26%	19%	$431,522
2020	$13.51	0.26	0.85	1.11	(0.23)	(0.90)	(1.13)	$13.49	8.42%	0.63%	0.70%	1.98%	1.91%	28%	$382,370
2019	$14.11	0.35	0.08	0.43	(0.36)	(0.67)	(1.03)	$13.51	4.13%	0.63%	0.70%	2.61%	2.54%	23%	$460,260
2018	$13.37	0.29	0.92	1.21	(0.28)	(0.19)	(0.47)	$14.11	9.19%	0.64%	0.69%	2.09%	2.04%	17%	$587,460
2017	$12.49	0.20	1.15	1.35	(0.17)	(0.30)	(0.47)	$13.37	11.17%	0.00%(3)	0.00%(3)	1.59%	1.59%	17%	$656,227
A Class
2021	$13.45	0.13	2.82	2.95	(0.10)	(0.77)	(0.87)	$15.53	22.54%	1.08%	1.13%	0.87%	0.82%	19%	$181,238
2020	$13.48	0.19	0.85	1.04	(0.17)	(0.90)	(1.07)	$13.45	7.92%	1.08%	1.13%	1.53%	1.48%	28%	$165,350
2019	$14.07	0.29	0.09	0.38	(0.30)	(0.67)	(0.97)	$13.48	3.73%	1.08%	1.14%	2.16%	2.10%	23%	$203,271
2018	$13.34	0.22	0.92	1.14	(0.22)	(0.19)	(0.41)	$14.07	8.64%	1.09%	1.13%	1.64%	1.60%	17%	$276,474
2017	$12.46	0.15	1.15	1.30	(0.12)	(0.30)	(0.42)	$13.34	10.68%	0.45%	0.45%	1.14%	1.14%	17%	$305,544

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021	$13.39	0.02	2.81	2.83	—	(0.77)	(0.77)	$15.45	21.64%	1.83%	1.88%	0.12%	0.07%	19%	$1,478
2020	$13.42	0.10	0.83	0.93	(0.06)	(0.90)	(0.96)	$13.39	7.11%	1.83%	1.88%	0.78%	0.73%	28%	$1,605
2019	$14.01	0.19	0.09	0.28	(0.20)	(0.67)	(0.87)	$13.42	2.94%	1.83%	1.89%	1.41%	1.35%	23%	$2,015
2018	$13.30	0.12	0.92	1.04	(0.14)	(0.19)	(0.33)	$14.01	7.91%	1.84%	1.88%	0.89%	0.85%	17%	$2,114
2017	$12.42	0.05	1.15	1.20	(0.02)	(0.30)	(0.32)	$13.30	9.87%	1.20%	1.20%	0.39%	0.39%	17%	$3,924
R Class
2021	$13.43	0.09	2.82	2.91	(0.06)	(0.77)	(0.83)	$15.51	22.26%	1.33%	1.38%	0.62%	0.57%	19%	$273,869
2020	$13.46	0.16	0.84	1.00	(0.13)	(0.90)	(1.03)	$13.43	7.65%	1.33%	1.38%	1.28%	1.23%	28%	$207,548
2019	$14.05	0.25	0.10	0.35	(0.27)	(0.67)	(0.94)	$13.46	3.47%	1.33%	1.39%	1.91%	1.85%	23%	$188,023
2018	$13.31	0.19	0.92	1.11	(0.18)	(0.19)	(0.37)	$14.05	8.46%	1.34%	1.38%	1.39%	1.35%	17%	$174,883
2017	$12.44	0.11	1.14	1.25	(0.08)	(0.30)	(0.38)	$13.31	10.33%	0.70%	0.70%	0.89%	0.89%	17%	$154,192
R6 Class
2021	$12.03	0.19	2.52	2.71	(0.19)	(0.77)	(0.96)	$13.78	23.31%	0.48%	0.58%	1.47%	1.37%	19%	$518,709
2020	$12.18	0.24	0.77	1.01	(0.26)	(0.90)	(1.16)	$12.03	8.54%	0.48%	0.60%	2.13%	2.01%	28%	$395,998
2019	$12.83	0.33	0.06	0.39	(0.37)	(0.67)	(1.04)	$12.18	4.35%	0.48%	0.61%	2.76%	2.63%	23%	$381,349
2018(4)	$12.31	0.24	0.47	0.71	(0.18)	(0.01)	(0.19)	$12.83	5.78%	0.48%(5)	0.60%(5)	2.44%(5)	2.32%(5)	17%(6)	$327,587

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Ratio was less than 0.005%.
(4)October 23, 2017 (commencement of sale) through July 31, 2018.
(5)Annualized.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2021	$16.86	0.19	3.92	4.11	(0.14)	(0.99)	(1.13)	$19.84	25.08%	0.86%	0.90%	1.01%	0.97%	15%	$521,474
2020	$16.93	0.28	1.14	1.42	(0.23)	(1.26)	(1.49)	$16.86	8.59%	0.86%	0.91%	1.69%	1.64%	30%	$505,365
2019	$17.75	0.39	0.07	0.46	(0.38)	(0.90)	(1.28)	$16.93	3.78%	0.86%	0.91%	2.36%	2.31%	21%	$565,928
2018	$16.72	0.31	1.29	1.60	(0.30)	(0.27)	(0.57)	$17.75	9.79%	0.87%	0.91%	1.86%	1.82%	16%	$681,532
2017	$15.53	0.21	1.59	1.80	(0.18)	(0.43)	(0.61)	$16.72	12.00%	0.20%	0.20%	1.36%	1.36%	16%	$680,546
I Class
2021	$16.90	0.22	3.93	4.15	(0.18)	(0.99)	(1.17)	$19.88	25.35%	0.66%	0.71%	1.21%	1.16%	15%	$406,955
2020	$16.96	0.31	1.16	1.47	(0.27)	(1.26)	(1.53)	$16.90	8.80%	0.66%	0.72%	1.89%	1.83%	30%	$350,086
2019	$17.78	0.43	0.06	0.49	(0.41)	(0.90)	(1.31)	$16.96	3.99%	0.66%	0.72%	2.56%	2.50%	21%	$400,165
2018	$16.75	0.37	1.27	1.64	(0.34)	(0.27)	(0.61)	$17.78	9.99%	0.67%	0.72%	2.06%	2.01%	16%	$504,900
2017	$15.56	0.25	1.59	1.84	(0.22)	(0.43)	(0.65)	$16.75	12.21%	0.00%(3)	0.00%(3)	1.56%	1.56%	16%	$623,736
A Class
2021	$16.83	0.14	3.93	4.07	(0.10)	(0.99)	(1.09)	$19.81	24.80%	1.11%	1.15%	0.76%	0.72%	15%	$173,756
2020	$16.90	0.23	1.14	1.37	(0.18)	(1.26)	(1.44)	$16.83	8.31%	1.11%	1.16%	1.44%	1.39%	30%	$159,638
2019	$17.72	0.35	0.07	0.42	(0.34)	(0.90)	(1.24)	$16.90	3.51%	1.11%	1.16%	2.11%	2.06%	21%	$199,985
2018	$16.69	0.27	1.29	1.56	(0.26)	(0.27)	(0.53)	$17.72	9.53%	1.12%	1.16%	1.61%	1.57%	16%	$277,088
2017	$15.51	0.18	1.57	1.75	(0.14)	(0.43)	(0.57)	$16.69	11.67%	0.45%	0.45%	1.11%	1.11%	16%	$304,749

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021	$16.76	0.01	3.90	3.91	—	(0.99)	(0.99)	$19.68	23.89%	1.86%	1.90%	0.01%	(0.03)%	15%	$1,974
2020	$16.83	0.12	1.12	1.24	(0.05)	(1.26)	(1.31)	$16.76	7.49%	1.86%	1.91%	0.69%	0.64%	30%	$2,100
2019	$17.64	0.23	0.08	0.31	(0.22)	(0.90)	(1.12)	$16.83	2.77%	1.86%	1.91%	1.36%	1.31%	21%	$2,531
2018	$16.66	0.14	1.29	1.43	(0.18)	(0.27)	(0.45)	$17.64	8.71%	1.87%	1.91%	0.86%	0.82%	16%	$2,834
2017	$15.48	0.06	1.58	1.64	(0.03)	(0.43)	(0.46)	$16.66	10.84%	1.20%	1.20%	0.36%	0.36%	16%	$3,312
R Class
2021	$16.83	0.09	3.92	4.01	(0.05)	(0.99)	(1.04)	$19.80	24.49%	1.36%	1.40%	0.51%	0.47%	15%	$267,304
2020	$16.89	0.19	1.15	1.34	(0.14)	(1.26)	(1.40)	$16.83	8.03%	1.36%	1.41%	1.19%	1.14%	30%	$197,275
2019	$17.70	0.30	0.09	0.39	(0.30)	(0.90)	(1.20)	$16.89	3.30%	1.36%	1.41%	1.86%	1.81%	21%	$176,355
2018	$16.68	0.22	1.29	1.51	(0.22)	(0.27)	(0.49)	$17.70	9.19%	1.37%	1.41%	1.36%	1.32%	16%	$164,049
2017	$15.49	0.14	1.59	1.73	(0.11)	(0.43)	(0.54)	$16.68	11.46%	0.70%	0.70%	0.86%	0.86%	16%	$146,963
R6 Class
2021	$11.50	0.16	2.65	2.81	(0.21)	(0.99)	(1.20)	$13.11	25.53%	0.51%	0.59%	1.36%	1.28%	15%	$520,523
2020	$12.01	0.22	0.82	1.04	(0.29)	(1.26)	(1.55)	$11.50	9.01%	0.51%	0.61%	2.04%	1.94%	30%	$374,167
2019	$13.03	0.31	0.01	0.32	(0.44)	(0.90)	(1.34)	$12.01	4.13%	0.51%	0.62%	2.71%	2.60%	21%	$327,799
2018(4)	$12.48	0.23	0.55	0.78	(0.23)	—(5)	(0.23)	$13.03	6.29%	0.51%(6)	0.61%(6)	2.35%(6)	2.25%(6)	16%(7)	$269,683

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Ratio was less than 0.005%.
(4)October 23, 2017 (commencement of sale) through July 31, 2018.
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2021	$13.90	0.15	3.54	3.69	(0.13)	(0.85)	(0.98)	$16.61	27.33%	0.88%	0.92%	0.90%	0.86%	16%	$269,509
2020	$13.87	0.23	0.98	1.21	(0.20)	(0.98)	(1.18)	$13.90	8.91%	0.88%	0.93%	1.66%	1.61%	34%	$259,196
2019	$14.51	0.30	0.06	0.36	(0.31)	(0.69)	(1.00)	$13.87	3.66%	0.88%	0.94%	2.26%	2.20%	27%	$312,038
2018	$13.55	0.25	1.14	1.39	(0.26)	(0.17)	(0.43)	$14.51	10.42%	0.89%	0.94%	1.81%	1.76%	21%	$345,283
2017	$12.49	0.16	1.38	1.54	(0.14)	(0.34)	(0.48)	$13.55	12.69%	0.20%	0.20%	1.32%	1.32%	19%	$352,863
I Class
2021	$13.93	0.17	3.56	3.73	(0.16)	(0.85)	(1.01)	$16.65	27.61%	0.68%	0.73%	1.10%	1.05%	16%	$315,079
2020	$13.90	0.26	0.98	1.24	(0.23)	(0.98)	(1.21)	$13.93	9.13%	0.68%	0.74%	1.86%	1.80%	34%	$257,140
2019	$14.53	0.34	0.05	0.39	(0.33)	(0.69)	(1.02)	$13.90	3.94%	0.68%	0.74%	2.46%	2.40%	27%	$287,434
2018	$13.57	0.29	1.13	1.42	(0.29)	(0.17)	(0.46)	$14.53	10.62%	0.69%	0.74%	2.01%	1.96%	21%	$378,253
2017	$12.51	0.20	1.36	1.56	(0.16)	(0.34)	(0.50)	$13.57	12.89%	0.00%(3)	0.00%(3)	1.52%	1.52%	19%	$411,319
A Class
2021	$13.88	0.11	3.54	3.65	(0.09)	(0.85)	(0.94)	$16.59	27.04%	1.13%	1.17%	0.65%	0.61%	16%	$115,318
2020	$13.85	0.18	0.99	1.17	(0.16)	(0.98)	(1.14)	$13.88	8.64%	1.13%	1.18%	1.41%	1.36%	34%	$103,188
2019	$14.48	0.28	0.06	0.34	(0.28)	(0.69)	(0.97)	$13.85	3.47%	1.13%	1.19%	2.01%	1.95%	27%	$129,680
2018	$13.53	0.21	1.13	1.34	(0.22)	(0.17)	(0.39)	$14.48	10.08%	1.14%	1.19%	1.56%	1.51%	21%	$173,017
2017	$12.47	0.14	1.36	1.50	(0.10)	(0.34)	(0.44)	$13.53	12.42%	0.45%	0.45%	1.07%	1.07%	19%	$186,777

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021	$13.83	—(4)	3.52	3.52	—	(0.85)	(0.85)	$16.50	26.11%	1.88%	1.92%	(0.10)%	(0.14)%	16%	$1,434
2020	$13.80	0.08	0.98	1.06	(0.05)	(0.98)	(1.03)	$13.83	7.82%	1.88%	1.93%	0.66%	0.61%	34%	$1,400
2019	$14.43	0.17	0.07	0.24	(0.18)	(0.69)	(0.87)	$13.80	2.67%	1.88%	1.94%	1.26%	1.20%	27%	$1,503
2018	$13.51	0.12	1.12	1.24	(0.15)	(0.17)	(0.32)	$14.43	9.32%	1.89%	1.94%	0.81%	0.76%	21%	$1,556
2017	$12.45	0.05	1.36	1.41	(0.01)	(0.34)	(0.35)	$13.51	11.58%	1.20%	1.20%	0.32%	0.32%	19%	$1,849
R Class
2021	$13.87	0.06	3.55	3.61	(0.05)	(0.85)	(0.90)	$16.58	26.73%	1.38%	1.42%	0.40%	0.36%	16%	$207,018
2020	$13.84	0.14	0.99	1.13	(0.12)	(0.98)	(1.10)	$13.87	8.36%	1.38%	1.43%	1.16%	1.11%	34%	$145,300
2019	$14.47	0.23	0.07	0.30	(0.24)	(0.69)	(0.93)	$13.84	3.20%	1.38%	1.44%	1.76%	1.70%	27%	$123,006
2018	$13.51	0.18	1.14	1.32	(0.19)	(0.17)	(0.36)	$14.47	9.89%	1.39%	1.44%	1.31%	1.26%	21%	$105,595
2017	$12.46	0.10	1.36	1.46	(0.07)	(0.34)	(0.41)	$13.51	12.06%	0.70%	0.70%	0.82%	0.82%	19%	$90,705
R6 Class
2021	$12.43	0.17	3.16	3.33	(0.18)	(0.85)	(1.03)	$14.73	27.78%	0.53%	0.61%	1.25%	1.17%	16%	$405,593
2020	$12.53	0.23	0.90	1.13	(0.25)	(0.98)	(1.23)	$12.43	9.27%	0.53%	0.63%	2.01%	1.91%	34%	$302,601
2019	$13.22	0.32	0.03	0.35	(0.35)	(0.69)	(1.04)	$12.53	4.06%	0.53%	0.64%	2.61%	2.50%	27%	$272,649
2018(5)	$12.59	0.23	0.59	0.82	(0.19)	—(4)	(0.19)	$13.22	6.61%	0.53%(6)	0.63%(6)	2.28%(6)	2.18%(6)	21%(7)	$221,191

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Ratio was less than 0.005%.
(4)Per-share amount was less than $0.005.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Annualized.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2021	$15.21	0.16	4.07	4.23	(0.14)	(0.73)	(0.87)	$18.57	28.45%	0.88%	0.93%	0.86%	0.81%	17%	$145,510
2020	$15.02	0.25	1.08	1.33	(0.21)	(0.93)	(1.14)	$15.21	9.03%	0.88%	0.94%	1.61%	1.55%	40%	$148,797
2019	$15.55	0.33	0.06	0.39	(0.32)	(0.60)	(0.92)	$15.02	3.51%	0.88%	0.95%	2.24%	2.17%	27%	$161,378
2018	$14.44	0.26	1.26	1.52	(0.26)	(0.15)	(0.41)	$15.55	10.61%	0.89%	0.95%	1.79%	1.73%	18%	$178,525
2017	$13.18	0.17	1.52	1.69	(0.15)	(0.28)	(0.43)	$14.44	13.16%	0.21%	0.21%	1.28%	1.28%	11%	$147,753
I Class
2021	$15.22	0.18	4.08	4.26	(0.17)	(0.73)	(0.90)	$18.58	28.69%	0.68%	0.74%	1.06%	1.00%	17%	$231,400
2020	$15.03	0.26	1.10	1.36	(0.24)	(0.93)	(1.17)	$15.22	9.25%	0.68%	0.75%	1.81%	1.74%	40%	$200,296
2019	$15.56	0.37	0.05	0.42	(0.35)	(0.60)	(0.95)	$15.03	3.73%	0.68%	0.75%	2.44%	2.37%	27%	$201,236
2018	$14.45	0.31	1.24	1.55	(0.29)	(0.15)	(0.44)	$15.56	10.83%	0.69%	0.75%	1.99%	1.93%	18%	$226,831
2017	$13.19	0.20	1.52	1.72	(0.18)	(0.28)	(0.46)	$14.45	13.38%	0.01%	0.01%	1.48%	1.48%	11%	$231,569
A Class
2021	$15.17	0.11	4.06	4.17	(0.09)	(0.73)	(0.82)	$18.52	28.12%	1.13%	1.18%	0.61%	0.56%	17%	$77,870
2020	$14.99	0.19	1.09	1.28	(0.17)	(0.93)	(1.10)	$15.17	8.69%	1.13%	1.19%	1.36%	1.30%	40%	$69,721
2019	$15.52	0.28	0.07	0.35	(0.28)	(0.60)	(0.88)	$14.99	3.25%	1.13%	1.20%	1.99%	1.92%	27%	$79,664
2018	$14.41	0.23	1.25	1.48	(0.22)	(0.15)	(0.37)	$15.52	10.36%	1.14%	1.20%	1.54%	1.48%	18%	$93,154
2017	$13.15	0.14	1.52	1.66	(0.12)	(0.28)	(0.40)	$14.41	12.90%	0.46%	0.46%	1.03%	1.03%	11%	$85,489

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021	$15.06	(0.01)	4.02	4.01	—	(0.73)	(0.73)	$18.34	27.24%	1.88%	1.93%	(0.14)%	(0.19)%	17%	$1,069
2020	$14.87	0.09	1.08	1.17	(0.05)	(0.93)	(0.98)	$15.06	7.90%	1.88%	1.94%	0.61%	0.55%	40%	$961
2019	$15.40	0.19	0.06	0.25	(0.18)	(0.60)	(0.78)	$14.87	2.47%	1.88%	1.95%	1.24%	1.17%	27%	$881
2018	$14.36	0.10	1.26	1.36	(0.17)	(0.15)	(0.32)	$15.40	9.51%	1.89%	1.95%	0.79%	0.73%	18%	$845
2017	$13.11	0.04	1.50	1.54	(0.01)	(0.28)	(0.29)	$14.36	12.00%	1.21%	1.21%	0.28%	0.28%	11%	$794
R Class
2021	$15.17	0.06	4.07	4.13	(0.05)	(0.73)	(0.78)	$18.52	27.79%	1.38%	1.43%	0.36%	0.31%	17%	$138,104
2020	$14.98	0.15	1.10	1.25	(0.13)	(0.93)	(1.06)	$15.17	8.48%	1.38%	1.44%	1.11%	1.05%	40%	$93,577
2019	$15.51	0.25	0.07	0.32	(0.25)	(0.60)	(0.85)	$14.98	2.99%	1.38%	1.45%	1.74%	1.67%	27%	$76,052
2018	$14.40	0.19	1.25	1.44	(0.18)	(0.15)	(0.33)	$15.51	10.08%	1.39%	1.45%	1.29%	1.23%	18%	$65,673
2017	$13.15	0.11	1.50	1.61	(0.08)	(0.28)	(0.36)	$14.40	12.53%	0.71%	0.71%	0.78%	0.78%	11%	$51,832
R6 Class
2021	$12.89	0.17	3.45	3.62	(0.20)	(0.73)	(0.93)	$15.58	28.91%	0.53%	0.61%	1.21%	1.13%	17%	$273,227
2020	$12.91	0.23	0.94	1.17	(0.26)	(0.93)	(1.19)	$12.89	9.34%	0.53%	0.64%	1.96%	1.85%	40%	$193,435
2019	$13.52	0.32	0.04	0.36	(0.37)	(0.60)	(0.97)	$12.91	3.88%	0.53%	0.65%	2.59%	2.47%	27%	$160,881
2018(3)	$12.87	0.23	0.63	0.86	(0.21)	—	(0.21)	$13.52	6.70%	0.53%(4)	0.64%(4)	2.22%(4)	2.11%(4)	18%(5)	$120,777

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)October 23, 2017 (commencement of sale) through July 31, 2018.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2021	$13.46	0.13	3.75	3.88	(0.13)	(0.37)	(0.50)	$16.84	29.28%	0.88%	0.94%	0.80%	0.74%	9%	$55,757
2020	$13.06	0.21	0.95	1.16	(0.19)	(0.57)	(0.76)	$13.46	8.94%	0.88%	0.95%	1.53%	1.46%	34%	$38,347
2019	$13.25	0.25	0.11	0.36	(0.27)	(0.28)	(0.55)	$13.06	3.50%	0.88%	0.95%	2.07%	2.00%	21%	$37,219
2018	$12.21	0.21	1.10	1.31	(0.21)	(0.06)	(0.27)	$13.25	10.84%	0.88%	0.94%	1.66%	1.60%	12%	$22,306
2017	$10.89	0.14	1.29	1.43	(0.10)	(0.01)	(0.11)	$12.21	13.26%	0.21%	0.21%	1.14%	1.14%	21%	$11,534
I Class
2021	$13.47	0.15	3.77	3.92	(0.16)	(0.37)	(0.53)	$16.86	29.59%	0.68%	0.74%	1.00%	0.94%	9%	$78,572
2020	$13.08	0.22	0.95	1.17	(0.21)	(0.57)	(0.78)	$13.47	9.07%	0.68%	0.75%	1.73%	1.66%	34%	$55,590
2019	$13.27	0.29	0.10	0.39	(0.30)	(0.28)	(0.58)	$13.08	3.70%	0.68%	0.75%	2.27%	2.20%	21%	$40,025
2018	$12.23	0.24	1.10	1.34	(0.24)	(0.06)	(0.30)	$13.27	11.05%	0.68%	0.74%	1.86%	1.80%	12%	$31,041
2017	$10.90	0.16	1.31	1.47	(0.13)	(0.01)	(0.14)	$12.23	13.57%	0.01%	0.01%	1.34%	1.34%	21%	$18,390
A Class
2021	$13.43	0.09	3.75	3.84	(0.09)	(0.37)	(0.46)	$16.81	29.01%	1.13%	1.19%	0.55%	0.49%	9%	$26,722
2020	$13.04	0.16	0.95	1.11	(0.15)	(0.57)	(0.72)	$13.43	8.59%	1.13%	1.20%	1.28%	1.21%	34%	$10,488
2019	$13.23	0.23	0.10	0.33	(0.24)	(0.28)	(0.52)	$13.04	3.24%	1.13%	1.20%	1.82%	1.75%	21%	$8,425
2018	$12.19	0.18	1.10	1.28	(0.18)	(0.06)	(0.24)	$13.23	10.58%	1.13%	1.19%	1.41%	1.35%	12%	$6,734
2017	$10.87	0.09	1.32	1.41	(0.08)	(0.01)	(0.09)	$12.19	13.00%	0.46%	0.46%	0.89%	0.89%	21%	$4,009

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021	$13.31	(0.03)	3.71	3.68	—	(0.37)	(0.37)	$16.62	27.97%	1.88%	1.94%	(0.20)%	(0.26)%	9%	$290
2020	$12.92	0.07	0.93	1.00	(0.04)	(0.57)	(0.61)	$13.31	7.83%	1.88%	1.95%	0.53%	0.46%	34%	$213
2019	$13.11	0.15	0.10	0.25	(0.16)	(0.28)	(0.44)	$12.92	2.47%	1.88%	1.95%	1.07%	1.00%	21%	$185
2018	$12.13	0.04	1.14	1.18	(0.14)	(0.06)	(0.20)	$13.11	9.80%	1.88%	1.94%	0.66%	0.60%	12%	$186
2017	$10.83	0.04	1.27	1.31	—	(0.01)	(0.01)	$12.13	12.08%	1.21%	1.21%	0.14%	0.14%	21%	$68
R Class
2021	$13.41	0.05	3.74	3.79	(0.05)	(0.37)	(0.42)	$16.78	28.65%	1.38%	1.44%	0.30%	0.24%	9%	$62,456
2020	$13.02	0.12	0.96	1.08	(0.12)	(0.57)	(0.69)	$13.41	8.32%	1.38%	1.45%	1.03%	0.96%	34%	$34,558
2019	$13.21	0.19	0.11	0.30	(0.21)	(0.28)	(0.49)	$13.02	2.98%	1.38%	1.45%	1.57%	1.50%	21%	$20,542
2018	$12.17	0.14	1.11	1.25	(0.15)	(0.06)	(0.21)	$13.21	10.38%	1.38%	1.44%	1.16%	1.10%	12%	$10,366
2017	$10.86	0.08	1.29	1.37	(0.05)	(0.01)	(0.06)	$12.17	12.64%	0.71%	0.71%	0.64%	0.64%	21%	$3,743
R6 Class
2021	$13.52	0.17	3.78	3.95	(0.18)	(0.37)	(0.55)	$16.92	29.76%	0.53%	0.62%	1.15%	1.06%	9%	$102,371
2020	$13.12	0.23	0.97	1.20	(0.23)	(0.57)	(0.80)	$13.52	9.29%	0.53%	0.64%	1.88%	1.77%	34%	$60,786
2019	$13.31	0.31	0.09	0.40	(0.31)	(0.28)	(0.59)	$13.12	3.85%	0.53%	0.65%	2.42%	2.30%	21%	$37,601
2018(3)	$12.63	0.21	0.65	0.86	(0.18)	—	(0.18)	$13.31	6.83%	0.53%(4)	0.64%(4)	2.11%(4)	2.00%(4)	12%(5)	$20,862

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)October 23, 2017 (commencement of sale) through July 31, 2018.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2021(3)	$10.00	0.06	2.93	2.99	(0.10)	$12.89	30.02%	0.88%(4)	0.94%(4)	0.33%(4)	0.27%(4)	17%	$2,103
I Class
2021(3)	$10.00	0.03	2.98	3.01	(0.11)	$12.90	30.19%	0.68%(4)	0.75%(4)	0.53%(4)	0.46%(4)	17%	$1,901
A Class
2021(3)	$10.00	0.03	2.92	2.95	(0.09)	$12.86	29.63%	1.13%(4)	1.19%(4)	0.08%(4)	0.02%(4)	17%	$271
C Class
2021(3)	$10.00	(0.01)	2.89	2.88	(0.07)	$12.81	28.86%	1.88%(4)	1.94%(4)	(0.67)%(4)	(0.73)%(4)	17%	$32
R Class
2021(3)	$10.00	(0.02)	2.95	2.93	(0.08)	$12.85	29.44%	1.38%(4)	1.44%(4)	(0.17)%(4)	(0.23)%(4)	17%	$1,688
R6 Class
2021(3)	$10.00	0.06	2.97	3.03	(0.11)	$12.92	30.44%	0.53%(4)	0.61%(4)	0.68%(4)	0.60%(4)	17%	$3,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)September 23, 2020 (fund inception) through July 31, 2021.
(4)Annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® In Retirement Portfolio, One Choice® 2025 Portfolio, One Choice® 2030 Portfolio, One Choice® 2035 Portfolio, One Choice® 2040 Portfolio, One Choice® 2045 Portfolio, One Choice® 2050 Portfolio, One Choice® 2055 Portfolio, One Choice® 2060 Portfolio, and One Choice® 2065 Portfolio, ten of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2021, the related statements of operations for the year then ended (as to One Choice® 2065 Portfolio, for the period September 23, 2020 (commencement of operations) through July 31, 2021), the statements of changes in net assets for each of the two years in the period then ended (as to One Choice® 2065 Portfolio, for the period September 23, 2020 (commencement of operations) through July 31, 2021), the financial highlights for each of the five years in the period then ended (as to One Choice® 2065 Portfolio, for the period September 23, 2020 (commencement of operations) through July 31, 2021), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds of the American Century Asset Allocation Portfolios, Inc. as of July 31, 2021, and the results of their operations for the year then ended (as to One Choice® 2065 Portfolio, for the period September 23, 2020 (commencement of operations) through July 31, 2021), the changes in their net assets for each of the two years in the period then ended (as to One Choice® 2065 Portfolio, for the period September 23, 2020 (commencement of operations) through July 31, 2021), and the financial highlights for each of the five years in the period then ended (as to One Choice® 2065 Portfolio, for the period September 23, 2020 (commencement of operations) through July 31, 2021), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Kansas City, Missouri
September 15, 2021

We have served as the auditor of one or more American Century investment companies since 1997.

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	72	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust) (2013 to 2016)
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	72	None
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	72	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to Present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	72	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	72	MGP Ingredients, Inc. (2019 to 2021)
Jan M. Lewis (1957)	Director	Since 2011	Retired	72	None
John R. Whitten (1946)	Director	Since 2008	Retired	72	Onto Innovation Inc. (2019 to 2020); Rudolph Technologies, Inc. (2006 to 2019)
Stephen E. Yates (1948)	Director and Chairman of the Board	Since 2012 (Chairman since 2018)	Retired	103	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	141	None

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “program”). The Funds' Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Funds' liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of the Funds' investments, limiting the amount of the Funds' illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Funds' investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No significant liquidity events impacting the Funds were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Funds' liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2021.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2021 as qualified for the corporate dividends received deduction.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$9,397,770	$10,097,684	$9,240,994	$11,062,420	$8,309,498

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$9,418,116	$6,907,697	$4,810,167	$1,609,686	$8,508

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2021.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$68,902,176	$127,295,128	$97,178,114	$122,203,226	$87,793,415

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$96,703,466	$64,173,903	$34,158,173	$5,730,513	—

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2021.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$3,668,417	$6,192,433	$4,805,291	$10,187,471	$5,840,313

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$9,922,760	$7,946,198	$4,674,249	$1,048,167	—

For the fiscal year ended July 31, 2021, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice In Retirement Portfolio	$268,674	$0.0014	$4,584,061	$0.0233
One Choice 2025 Portfolio	$292,253	$0.0017	$4,788,168	$0.0278
One Choice 2030 Portfolio	$303,281	$0.0019	$4,764,155	$0.0300
One Choice 2035 Portfolio	$411,943	$0.0027	$6,257,181	$0.0407
One Choice 2040 Portfolio	$350,275	$0.0029	$5,213,635	$0.0436
One Choice 2045 Portfolio	$408,934	$0.0038	$6,028,065	$0.0554
One Choice 2050 Portfolio	$305,424	$0.0037	$4,452,647	$0.0542
One Choice 2055 Portfolio	$214,605	$0.0043	$3,112,688	$0.0628
One Choice 2060 Portfolio	$70,095	$0.0036	$1,013,228	$0.0524
One Choice 2065 Portfolio	$260	$0.0004	$3,751	$0.0052

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$9,090,998	$10,284,784	$8,734,258	$9,921,141	$7,659,296

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$8,432,814	$7,934,729	$4,366,491	$795,626	—

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93179 2109

(b) None.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) John R. Whitten, Chris H. Cheesman, Lynn M. Jenkins and Barry Fink are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2020: $144,850
FY 2021: $216,645

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2020: $0
FY 2021: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2020: $0
FY 2021: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2020: $0
FY 2021: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2020: $0
FY 2021: $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2020: $0
FY 2021: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2020: $0
FY 2021: $0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2020: $0
FY 2021: $546,515

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 23, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 23, 2021